As filed with the Securities and Exchange Commission on March 13,2020

File Nos. 033-39088
811-06243

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.

Post-Effective Amendment No.	94	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	96	[X]

FRANKLIN STRATEGIC SERIES
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices)(Zip Code)

(650) 312-2000
Registrant's Telephone Number, Including Area Code

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment to the registration statement of the Registrant on Form N-1A (the “Amendment”) relates only to the prospectus and statement of additional information of Franklin Templeton SMACS: Series MG and Franklin Templeton SMACS: Series P, each a new series of the Registrant, and does not otherwise delete, amend, or supersede any other information relating to the prospectus or SAI of any other series of the Registrant.

Prospectus
Franklin Strategic Series [___________________], 2020

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION [_________________], 2020

Ticker
Franklin Templeton SMACS: Series MG	Pending
Franklin Templeton SMACS: Series P	Pending

The U.S. Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

[____]

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Contents

Fund Summaries Information about the Fund you should know before investing
Franklin Templeton SMACS: Series MG Franklin Templeton SMACS: Series P
Fund Details More information on investment policies, practices and risks
Franklin Templeton SMACS: Series MG Franklin Templeton SMACS: Series P Distributions and Taxes
Your Account Information about sales charges, qualified investors, account transactions and services
Qualified Investors Buying Shares Selling Shares Account Policies Questions
For More Information Where to learn more about the Fund
Back Cover

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Fund Summaries

Franklin Templeton SMACS: Series MG

Investment Goal

High total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market.

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

[TO BE COMPLETED IN RULE 485(b) FILING:]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	None
Other expenses[2]	0.60%
Total annual Fund operating expenses[3]	0.60%
Fee waiver and/or expense reimbursement[3]	-0.60%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	None

1. The investment manager does not charge the Fund a fee for its investment management services. The Fund is part of a wrap fee program or other program advised by the investment manager or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management and custody fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.

2. Other expenses are estimated for the current year.

3. The investment manager has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (including acquired fees and expenses, but excluding certain non-routine expenses such as those relating to litigation, indemnification, reorganizations and liquidations) do not exceed 0.00% until [June 30, 2021]. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

[TO BE COMPLETED IN RULE 485(b) FILING:]

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. The Example does not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS). Securities issued by different government agencies or instrumentalities have different levels of credit support.

The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and conditions.

The Fund also may invest in other types of mortgage securities including, but not limited to, certain ARMS, commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), credit risk transfer securities, home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs), and collateralized mortgage obligations (CMOs), as well as in other mortgage-related asset-backed securities. Mortgage securities may include interests in reperforming loans (mortgage loans that are current but had been delinquent in the past). The Fund also may invest in U.S. Treasury securities and a small portion of its assets directly in whole mortgage loans.

The Fund may invest up to 15% of its net assets in foreign securities, which may include non-U.S. dollar denominated foreign mortgage securities. In addition, the Fund may invest up to 20% of its net assets in high-yield, lower-quality securities rated, at the time of purchase, below BBB by S&P®, or Baa by Moody’s, respectively, or, if unrated, deemed to be of comparable quality by the investment manager. The Fund may also invest in mortgage dollar rolls.

For purposes of pursuing its investment goal, the Fund may enter into interest rate and credit related derivative instruments, including interest rate and credit default swaps and bond/interest rate futures contracts. The Fund may also enter into currency-related derivative transactions, including currency forwards and currency swaps. The Fund may use these derivative instruments for hedging purposes or for other investment purposes, including to generate income, to increase liquidity and/or to gain exposure to certain instruments or markets in a more efficient or less expensive way. The use of credit default swaps may allow the Fund to obtain net long or short exposure to select credit risks.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

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Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Mortgage Securities and Prepayment   Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit   An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value. Mortgage securities that are not issued by U.S. government agencies may have a greater risk of default because neither the U.S. government nor an agency or instrumentality have guaranteed or provided credit support to them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also, guarantees of principal and interest payments do not apply to market prices, yields or the Fund’s share price. While the U.S. government has, in the past, provided financial support to Fannie Mae and Freddie Mac, the U.S. government is not obligated by law to do so and no assurance can be given that the U.S. government will do so in the future.

High-Yield Mortgage Securities   Mortgage securities that are rated below investment grade, or unrated and deemed to be of comparable quality by the investment manager, involve greater credit risk with respect to the issuers of the mortgage securities and the borrowers in the underlying mortgages than higher quality mortgage securities. High-yield mortgage securities are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates. The prices of high-yield mortgage securities generally fluctuate more than those of higher credit quality and are generally more illiquid (harder to sell) and harder to value.

Income   The Fund’s distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Foreign Securities (non-U.S.)   Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Mortgage Dollar Rolls   In a mortgage dollar roll, the Fund takes the risk that: the market price of the mortgage-backed securities will drop below their future repurchase price; the securities that it repurchases at a later date will have less favorable market characteristics; the other party to the agreement will not be able to perform; the roll adds leverage to the Fund's portfolio; and, it increases the Fund’s sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls may increase the portfolio turnover rate for the Fund.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform.

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When-Issued and Delayed Delivery Transactions   Mortgage-backed securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Performance

Because the Fund is new, it has no performance history. Performance information, when available, will not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

Paul Varunok   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

Neil Dhruv   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

Purchase and Sale of Fund Shares

Decisions as to whether or not to invest assets of a separately managed account in the Fund will be made by the investment manager of the separately managed account. Shares of the Fund may be redeemed on any business day that the New York Stock Exchange is open through a financial advisor. In addition, shares will be redeemed when you terminate your managed account. There is no minimum investment for purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

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Franklin Templeton SMACS: Series P

Investment Goal

High total return (a combination of high current income and capital appreciation).

Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None

[TO BE COMPLETED IN RULE 485(b) FILING:]

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management fees[1]	None
Other expenses[2]	0.70%
Total annual Fund operating expenses[3]	0.70%
Fee waiver and/or expense reimbursement[3]	-0.70%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	None

1. The investment manager does not charge the Fund a fee for its investment management services. The Fund is part of a wrap fee program or other program advised by the investment manager or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program (including investment management and custody fees). You are strongly encouraged to read carefully the wrap fee brochure or other disclosures provided to you in connection with the program account.

2. Other expenses are estimated for the current year.

3. The investment manager has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (including acquired fees and expenses, but excluding certain non-routine expenses such as those relating to litigation, indemnification, reorganizations and liquidations) do not exceed 0.00% until [TO BE UPDATED IN RULE 485(B) FILING:] [June 30, 2021]. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. The Example does not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

[TO BE COMPLETED IN RULE 485(b) FILING:]

4362553v.2

1 Year	3 Years
$[__]	$[__]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests predominantly in U.S. and foreign debt securities, including those in emerging markets.  Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities.  The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities (also known as “junk bonds”).  The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody's Investors Service (Moody’s) or CCC by Standard & Poor’s (S&P®) or are unrated securities the Fund’s investment manager determines are of comparable quality.

The Fund may invest a portion of its assets in marketplace loans to consumers and small and mid-sized enterprises or companies (SMEs), which may include loans for individual leases, that may be originated through online lending platforms.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury.  Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.  These securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS).  The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market.  With TBA transactions, the particular securities to be delivered must meet specified terms and standards.  The Fund may also invest a small portion of its assets directly in mortgage loans.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts, and currency options.  The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies.  These derivative instruments may also be used for hedging purposes.

The Fund may invest a significant portion of its assets in complex fixed income securities, such as collateralized loan obligations, which are a type of collateralized debt obligation.

The Fund uses an active asset allocation strategy to try to achieve its investment goals. The investment manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events.

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Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit   An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part.  Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.

High-Yield Debt Securities   Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities.  High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations.  In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due.  The prices of high-yield debt securities generally fluctuate more than those of higher credit quality.  High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Interest Rate   When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.  In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Income   The Fund’s distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds, or when the Fund realizes a loss upon the sale of a debt security.

Market   The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Variable Rate Securities   Because changes in interest rates on variable rate securities (including floating rate securities) may lag behind changes in market rates, the value of such securities may decline during periods of rising interest rates until their interest rates reset to market rates.  During periods of declining interest rates, because the interest rates on variable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

Foreign Securities (non-U.S.)   Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Sovereign Debt Securities   Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign investments generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject.  If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured.  Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments.  In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

4362553v.2

Emerging Market Countries   The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Mortgage Securities and Asset-Backed Securities   Mortgage securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise. Mortgage securities purchased on a delayed delivery or forward commitment basis through the TBA (to-be-announced) market are subject to the risk that the actual securities received by the Fund may be less favorable than anticipated, or that a counterparty will fail to deliver the security.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Focus   To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Derivative Instruments   The performance of derivative instruments depends largely on the performance of an underlying currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks.  Derivatives involve costs and can create economic leverage in the Fund’s portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment.  Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits.  The successful use of derivatives will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant.  If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all.  When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged.  Derivatives also may present the risk that the other party to the transaction will fail to perform.  There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Floating Rate Corporate Investments   Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions.  They are often issued in connection with highly leveraged transactions, and may be subject to greater credit risks than other investments including the possibility of default or bankruptcy.  In addition, a secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value on sale of a corporate loan.  A significant portion of floating rate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

4362553v.2

Inflation   The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Collateralized Debt Obligations (CDOs)   The risks of an investment in a CDO, including CLOs, depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO’s collateral manager.  CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments.  In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment.

Marketplace Loans   Marketplace loans are subject to the risks associated with debt investments generally, including but not limited to, interest rate, credit, liquidity, high yield debt, market and income risks.  Marketplace loans generally are not rated by rating agencies, are often unsecured, and are highly risky and speculative investments.  Lenders and investors, such as the Fund, assume all of the credit risk on the loans they fund or purchase and there are no assurances that payments due on underlying loans will be made.  In addition, investments in marketplace loans may be adversely affected if the platform operator or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans.  Moreover, the Fund may have limited information about the underlying marketplace loans and information provided to the platform regarding the loans and the borrowers’ credit information may be incomplete, inaccurate or outdated.  It also may be difficult for the Fund to sell an investment in a marketplace loan before maturity at the price at which the Fund believes the loan should be valued because these loans typically are considered by the Fund to be illiquid securities.

Currency Management Strategies   Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Liquidity   From time to time, the trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management   The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

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Performance

Because the Fund is new, it has no performance history. Performance information, when available, will not include the fees and expenses (including investment management fees) paid in the wrap programs or certain other programs advised or sub-advised by the investment manager or its affiliates.

Investment Manager

Franklin Advisers, Inc. (Advisers)

Portfolio Managers

David Yuen, CFA, FRM   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

William Chong, CFA, FRM   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

Patrick Klein, Ph.D.   Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2020).

Purchase and Sale of Fund Shares

Decisions as to whether or not to invest assets of a separately managed account in the Fund will be made by the investment manager of the separately managed account. Shares of the Fund may be redeemed on any business day that the New York Stock Exchange is open through a financial advisor. In addition, shares will be redeemed when you terminate your managed account. There is no minimum investment for purchases.

Taxes

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions would generally be taxed when withdrawn from the tax-deferred account.

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Fund Details

Franklin Templeton SMACS: Series MG

Investment Goal

The Fund’s investment goal is to provide high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market.  The Fund's investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the Fund's investment goal.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests predominantly in mortgage securities. The Fund invests substantially in mortgage securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, which include mortgage pass-through securities representing interests in “pools” of mortgage loans issued or guaranteed by the Government National Mortgage Association (Ginnie Mae), Fannie Mae, and Freddie Mac. These securities may be fixed-rate or adjustable-rate mortgage securities (ARMS).

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. U.S. government-sponsored entities (GSEs), such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has, in the past, provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. For example, Fannie Mae and Freddie Mac pass-through mortgage certificates are backed by the credit of the respective instrumentality and are not guaranteed by the U.S. government. The U.S. Department of the Treasury, however, has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Mortgage securities issued by GSEs include credit risk transfer securities. Credit risk transfer securities are structured without any government guarantee or underlying collateral, so that (i) interest is paid directly by the GSE and (ii) principal is paid in accordance with the principal payments and default performance of a certain specified pool of residential mortgage loans acquired by the GSE. The Fund may also invest in privately issued credit risk transfer securities.

The Fund also invests in other types of mortgage securities that may be issued or guaranteed by private issuers including, but not limited to, certain ARMS, commercial mortgage-backed securities (CMBS), non-agency residential mortgage-backed securities (RMBS), home equity loan asset-backed securities (HELs), manufactured housing asset-backed securities (MHs), and collateralized mortgage obligations (CMOs), as well as in other mortgage-related asset-backed securities. Mortgage securities may include interests in reperforming loans (mortgage loans that are current but have been delinquent in the past). The Fund also may invest in U.S. Treasury securities and may invest a small portion of its assets directly in whole mortgage loans.

The Fund may invest up to 15% of its net assets in foreign securities, which may include non-U.S. dollar denominated foreign mortgage securities. In addition, the Fund may invest up to 20% of its net assets in high-yield, lower quality securities rated, at the time of purchase, below BBB by S&P® , or Baa by Moody’s, respectively, or, if unrated, deemed to be of comparable quality by the investment manager. In the event the rating of an issue is changed by the ratings service or the security goes into default, the Fund will consider that event in its evaluation of the overall investment merits of that security, but will not necessarily dispose of the security immediately.

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The Fund may invest up to 33% of its gross assets in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities on a future date. During the period between a sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns or loses money on a mortgage dollar roll from any difference between the sale price and the future purchase price. In a sale and repurchase, the Fund also earns money on the interest earned on the cash proceeds of the initial sale. The Fund will invest only in covered mortgage dollar rolls, meaning that the Fund segregates liquid securities equal in value to the securities it will repurchase.

 The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards (such as yield, duration, and credit quality).

For purposes of pursuing its investment goal, the Fund may enter into currency related derivative transactions, including currency forwards and currency swaps. The Fund may also enter into interest rate and credit related derivative transactions including interest rate and credit default swaps, and interest rate and/or bond futures contracts (including U.S. Treasury futures contracts). The Fund may use any of these derivative instruments for hedging purposes or for other investment purposes, including to generate income, to increase liquidity and/or to gain exposure to certain instruments or markets in a more efficient or less expensive way. The investment manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

By way of example, when used for hedging purposes, a forward contract or other currency-related derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”).

A currency forward contract is an obligation to purchase or sell a specific foreign currency at an agreed exchange rate (price) at a future date, which is typically individually negotiated and privately traded by currency traders and their customers in the interbank market.

A futures contract is a standard binding agreement that trades on an exchange to buy or sell a specified quantity of an underlying instrument or asset, such as a specific security or currency, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or interest rate. Although most futures contracts by their terms require the actual delivery or acquisition of the underlying instrument, some require cash settlement.

Swap agreements, such as currency, interest rate and credit default swaps, are contracts between the Fund and, typically, a brokerage firm, bank, or other financial institution (the swap counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in rates of return) earned or realized on a particular “notional amount” of underlying instruments or currencies. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates. For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. By way of example, the investment manager might “buy” credit default swaps to help protect against the risk of default by the issuer of one or more debt securities held by the Fund. Alternatively, the investment manager may “sell” a credit default swap to gain exposure to an asset class more efficiently or less expensively than by purchasing the related debt security outright. The use of credit default swaps may allow the Fund to obtain net long or short exposure to select credit risks.

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An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one rate is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, LIBOR versus commercial paper) or on different terms of the same benchmark (for example, one month LIBOR versus three month LIBOR).

A currency swap is generally a contract between two parties to exchange one currency for another currency at the start of the contract and then exchange periodic floating or fixed rates during the term of the contract based upon the relative value differential between the two currencies. Unlike other types of swaps, currency swaps typically involve the delivery of the entire principal (notional) amounts of the two currencies at the time the swap is entered into.

The Fund may invest in collateralized debt obligations (CDOs), which are generally types of asset-backed securities. Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) are generally considered two types of CDOs. CBOs represent interests in a special purpose, bankruptcy-remote vehicle, typically a trust, collateralized by a pool of fixed income securities, some of which may be below investment grade, including commercial mortgage-backed securities, residential mortgage-backed securities, corporate bonds and emerging market debt securities. CLOs are similar to CBOs except that the underlying pool for a CLO is generally comprised of corporate and/or sovereign loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans made to domestic and foreign borrowers, including loans that may be rated below investment grade or equivalent unrated loans. For the broader category of CDOs, the pool of debt instruments held by a trust may include debt instruments of any type, including mortgage-backed or other asset-backed securities issued in securitization transactions. In all types of CDOs, the interests in the trust are split into two or more portions, called tranches, varying in risk, maturity, payment priority and yield. The riskiest portion is the “equity” tranche, which is the first loss position to observe defaults from the collateral in the trust. Because they are partially protected from defaults, senior tranches of a CDO trust typically have higher ratings and lower yields than the underlying collateral securities held by the trust and can be rated investment grade. The Fund may invest in any tranche of a CDO excluding the “equity” tranche.

Exclusion of Investment Manager from Commodity Pool Operator Definition

With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s Statement of Additional Information (SAI). Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

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Temporary Investments

When the investment manager believes market or economic conditions are unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The investment manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Interest Rate

Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly sell fixed income securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a debt security, especially those with longer maturities or durations. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to interest rate changes.

Mortgage Securities

Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.

Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund’s share price to fall and would make the mortgage securities more sensitive to interest rate changes.

Since September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, has acted as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term.

Although mortgage-backed securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

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Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Extension

The market value of some fixed rate debt securities (such as certain asset-backed and mortgage-backed securities) will be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated, particularly when interest rates rise. When that occurs, the effective maturity date of the Fund’s investment may be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Such extension may also effectively lock-in a below market interest rate and reduce the value of the debt security.

Prepayment

Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund’s income, yield and its distributions to shareholders. Securities subject to partial or complete prepayment(s) may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates for fixed-rate investments, and for floating or variable rate securities, rising interest rates generally increase the risk of refinancings or prepayments.

Credit

The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer’s financial strength, the market’s perception of the issuer’s financial strength or an issuer’s or security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer or security, may affect debt securities’ values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

Mortgage securities that are not issued by U.S. government agencies may have a greater risk of default because neither the U.S. government nor an agency or instrumentality has guaranteed or provided credit support for them. The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets and the amount of credit support (if any) provided to the securities. While securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. government, not all securities of the various U.S. government agencies are, including those of Fannie Mae and Freddie Mac. Also, guarantees of principal and interest payments do not apply to market prices, yields or the Fund’s share price. Although the U.S. government has recently provided financial support to Fannie Mae and Freddie Mac, the U.S. government is not obligated by law to do so and no assurance can be given that the U.S. government will do so in the future. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

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High-Yield Mortgage Securities

Certain mortgage securities in which the Fund may invest may be rated below investment grade by Moody’s or S&P, or may be unrated and deemed to be of comparable quality by the investment manager. These mortgage securities involve greater risk of a loss of some or all of the Fund’s investment, or delays in the receipt of interest and principal payments, than higher-quality mortgage securities and are generally considered to be predominantly speculative. Borrowers in the underlying mortgages of lower-rated or “high-yield” mortgage securities are generally not as strong financially as borrowers in the underlying mortgages of higher credit quality mortgage securities. Therefore, high-yield mortgage securities are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates that could affect the ability of the borrowers in the underlying mortgages to make interest and principal payments when due. An unexpectedly high rate of default on the underlying mortgages may limit substantially the mortgage pool’s ability to make payments of principal or interest to the Fund, which may reduce the value of such mortgage securities or, in some cases, render them worthless. In addition, the Fund is susceptible to the credit quality of the issuer of a mortgage security, which may not be as financially sound as an issuer of a higher-rated mortgage security. If an issuer stops making interest and/or principal payments, or if the borrowers in the underlying mortgages default and the guarantees, if any, for the mortgage securities default or otherwise fail, payments on the securities may never resume. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.

The prices of high-yield mortgage securities generally fluctuate more than higher quality securities. Prices are especially sensitive to changes in the ratings assigned by rating agencies. High-yield mortgage securities are generally less liquid than higher-quality securities. These securities may not be registered for sale under the federal securities laws and/or may not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund’s ability to sell securities in response to specific economic events or to meet redemption requests. As a result, high-yield mortgage securities generally pose greater illiquidity and valuation risks.

Collateralized Debt Obligations (CDOs)

The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE trust), especially during a period of market volatility. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities.

In addition, prices of CDO tranches can decline considerably. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer, difficulty in valuing the security or unexpected investment results.

Income

The Fund’s distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund’s income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

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Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for investment loss in the Fund and may include, among others, currency risks (such as fluctuations in currency exchange rates and currency devaluations); country risks (such as political, diplomatic, or regional conflicts, terrorism or war, social and economic instability, and internal or external policies or economic sanctions limiting or restricting foreign investment, the movement of assets or other economic activity); and risks associated with the state of a country’s financial markets and legal institutions. Other foreign securities risks may include unfavorable trading, settlement or custodial practices, less government supervision, less publicly available information, less stringent investor protection standards, limited legal redress for violations of law, limited trading markets and greater illiquidity and greater price volatility.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Securities or other investments may decline in value due to factors affecting individual issuers, securities markets generally or sectors within the securities markets. The value of a security or other investment may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. The value may also go up or down due to factors that affect an individual issuer or a particular sector. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

Management

The Fund is actively managed and could experience losses (realized and unrealized) if the investment manager’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect. There can be no guarantee that these techniques or the investment manager’s investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. Mortgage dollar rolls add leverage to the Fund’s portfolio and increase the Fund’s sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls will increase the Fund’s portfolio turnover rate.

Liquidity

Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities or other investments with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. An investment may become illiquid if the Fund and its affiliates receive material non-public information about the issuer or the investment. To the extent that the Fund and its affiliates hold a significant portion of an issuer’s outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer’s securities were more widely held.

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Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument or index and derivative instruments often have risks similar to the underlying instrument in addition to other risks. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. To the extent that the Fund uses such instruments for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative instrument and the value of the underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction (particularly with respect to OTC instruments, such as swap agreements and forward currency contracts) does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk may be heightened during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. The Fund may also be required to take or make delivery of an underlying instrument that the investment manager would otherwise have attempted to avoid. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund may use derivative strategies from time to time, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to use derivatives when it wishes to do so.

When-Issued and Delayed Delivery Transactions

Mortgage-backed securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. Because the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

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Unrated Debt Securities

Unrated debt securities determined by the investment manager to be of comparable credit quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated debt securities and be subject to a greater risk of illiquidity or price changes. Less public information and independent credit analysis are typically available about unrated securities or issuers, and therefore they may be subject to greater risk of default.

Portfolio Turnover

The investment manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund’s portfolio turnover rate may exceed 100% per year because of the anticipated use of certain investment strategies. The rate of portfolio turnover will not be a limiting factor for the investment manager in making decisions on when to buy or sell securities, including entering into mortgage dollar rolls. High turnover will increase the Fund’s transaction costs and may increase your tax liability if the transactions result in capital gains.

More detailed information about the Fund and its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

Management

[TO BE COMPLETED IN RULE 485(b) FILING:]

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (Resources). Together, Advisers and its affiliates manage, as of [TO BE COMPLETED IN RULE 485(B) FILING:] [__], 2020, over $[__] billion in assets, and have been in the investment management business since 1947.

The Fund does not pay Advisers a fee for managing the Fund, although investors in the Fund will pay a fee to their separately managed account program sponsor. Advisers and its affiliates receive compensation from separately managed account clients or program sponsors in connection with their management of client accounts and participation in investment programs through which shares of the Fund are made available. Advisers has agreed to waive or assume as its own certain expenses otherwise payable by the Fund so that expenses (i.e., a combination of other expenses, including acquired fund fees and expenses, but excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) do not exceed 0.00% until [TO BE UPDATED IN RULE 485(B) FILING:] [June 30, 2021].

The Fund is managed by a team of dedicated professionals focused on investments in the general mortgage-backed securities market. The portfolio managers of the team are as follows:

Paul Varunok   Portfolio Manager of Advisers

Mr. Varunok has been a portfolio manager of the Fund since inception (2020). He joined Franklin Templeton in 2001.

Neil Dhruv   Portfolio Manager of Advisers

Mr. Dhruv has been a portfolio manager of the Fund since inception (2020). He joined Franklin Templeton in 2002.

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Messrs. Varunok and Dhruv are jointly and primarily responsible for the day-to-day management of the Fund. The degree to which each portfolio manager may perform their functions described above, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund will be available in the Fund's initial annual or semiannual report to shareholders.

Manager of Managers Structure

The investment manager and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and approval of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Fund’s board of trustees, the investment manager will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

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Franklin Templeton SMACS: Series P

Investment Goal

The Fund’s investment goal is to seek to provide high total return (a combination of high current income and capital appreciation). The Fund's investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the Fund's investment goal.

Principal Investment Policies and Practices

Under normal market conditions, the Fund invests predominantly in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations), mortgage-backed securities and other asset-backed securities and convertible securities.

The Fund shifts its investments among various classes of debt securities, and at any given time may have a substantial amount of its assets invested in any class of debt or other income-producing security, including:

•          High yield and investment grade corporate bonds and preferred stocks of issuers located in the U.S. and foreign countries, including emerging market countries

•          Developed country (non-U.S.) government and agency bonds

•          Emerging market government and agency bonds

•          U.S. government and agency bonds, including inflation-indexed securities issued by the U.S. Treasury

•          Corporate loans, marketplace loans and loan participations

•          Mortgage-backed securities and other asset-backed securities

•          Floating and variable interest rate investments (which may be issued by corporations or governments and may be asset-backed securities) which are debt securities

•          Convertible securities, including bonds and preferred stocks, and other dividend paying equity securities

•          Municipal securities

A debt security obligates the issuer to repay a loan of money at a future date and generally to pay interest to the security holder. Floating and variable interest rate investments are debt securities, the rate of interest on which is usually established as the sum of a base lending rate (such as the prime rate of a designated U.S. bank) plus a specified margin, and which vary with and are periodically adjusted to such base lending rate. Some of the Fund’s investments may be purchased in private placements and therefore illiquid and are generally unrated by an independent rating agency.

The Fund may invest up to 100% of its assets in high yield, lower-quality debt securities (also known as “junk bonds”). These securities are either rated below investment grade or, if unrated, determined by the Fund’s investment manager to be of comparable quality. Investment grade debt securities are rated in the top four rating categories by one or more independent rating agencies such as Standard & Poor’s (S&P® ) and Moody’s Investors Service (Moody’s) or, if unrated, determined by the Fund’s investment manager to be of comparable quality. The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody’s or CCC by S&P or are unrated securities the Fund’s investment manager determines are of comparable quality. However, the Fund may invest a small portion of its total assets in debt securities that are in default. Many debt securities of non-U.S. issuers, and especially emerging market issuers, are rated below investment grade or are unrated so that their selection depends on the investment manager’s internal analysis.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities. Government and agency bonds include debt securities of any maturity, such as bonds, notes, bills and debentures, issued or guaranteed by governments, government agencies or instrumentalities, including government-sponsored entities, supranational entities (e.g., the World Bank), and public-private partnerships.

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The Fund may invest a portion of its assets in marketplace loans to consumers and small and mid-sized enterprises or companies (SMEs), which may include loans for individual leases. Marketplace loans are loans that may be originated through online lending platforms that match consumers, SMEs, and other borrowers seeking loans with investors willing to provide the funding for such loans. These borrowers may seek such loans for a variety of different purposes (e.g., loans for education, loans to fund elective medical procedures, loans for franchise financing or loans for equipment leases). The yield to the lender on a marketplace loan is the fixed interest rate assigned by the platform to the loan net of any fees charged by the platform, including servicing fees, which cover the costs of services such as screening borrowers for their eligibility, managing the supply and demand of the marketplace, and facilitating payments and debt collection, among other things. Marketplace loans are usually considered to be illiquid.

The Fund also invests, either directly or through other Franklin Templeton pooled investment funds, in corporate loans (and loan participations therein) made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers which typically have floating interest rates. Loan participations represent fractional interests in a company’s indebtedness and are generally made available by banks or other institutional investors. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as LIBOR or the Prime Rate.

A mortgage-backed security is an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). The Fund may also invest a small portion of its assets directly in mortgage loans. Many of the mortgage securities in which the Fund invests are issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as Ginnie Mae and U.S. government-sponsored entities (GSEs), such as Fannie Mae and Freddie Mac; others are issued by private entities. Mortgage securities issued by GSEs include credit risk transfer securities. Credit risk transfer securities are structured without any government guarantee or underlying collateral, so that (i) interest is paid directly by the GSE and (ii) principal is paid in accordance with the principal payments and default performance of a certain specified pool of residential mortgage loans acquired by the GSE. The Fund may also invest in privately issued credit risk transfer securities. The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” (TBA) market. With TBA transactions, the particular securities to be delivered are not identified at the trade date but the delivered securities must meet specified terms and standards (such as yield, duration, and credit quality).

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. Government. U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

For purposes of pursuing its investment goals, the Fund regularly enters into currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts, and currency options. The Fund may also enter into interest rate and credit-related transactions involving certain derivative instruments, including interest rate, credit default and fixed income total return swaps and interest rate and/or bond futures contracts (including U.S. Treasury futures contracts) and options thereon. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. The Fund may use currency, interest rate, credit-related or other derivative strategies for the purposes of enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in currency exchange rates, credit risks, interest rates and other market factors. The investment manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

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By way of example, when the investment manager believes that the value of a particular foreign currency is expected to increase compared to the U.S. dollar, the Fund could enter into a forward contract to purchase that foreign currency at a future date. If at such future date the value of the foreign currency exceeds the then current amount of the U.S. dollars to be paid by the Fund under the contract, the Fund will recognize a gain. Conversely, if the value of the foreign currency is less than the current amount of U.S. dollars to be paid by the Fund under the contract, the Fund will recognize a loss. When used for hedging purposes, a forward contract or other currency-related derivative instrument could be used to protect against possible declines in a currency’s value where a security held or to be purchased by the Fund is denominated in that currency, or it may be used to hedge the Fund’s position by entering into a transaction on another currency expected to perform similarly to the currency of the security held or to be purchased (a “proxy hedge”).

A currency forward contract is an obligation to purchase or sell a specific foreign currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward is a forward contract to sell a specific foreign currency in exchange for another foreign currency and may be used when the Fund believes that the price of one of those foreign currencies will experience a substantial movement against the other foreign currency. A currency forward will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. When used for hedging purposes, a currency forward should help to protect the Fund against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

A futures contract is a standard binding agreement that trades on an exchange to buy or sell a specified quantity of an underlying instrument or asset at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire a specified quantity of the underlying instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying instrument or asset. Although most futures contracts used by the Fund allow for a cash payment of the net gain or loss on the contract at maturity in lieu of delivery of the underlying instruments, some require the actual delivery or acquisition of the underlying instrument or asset. The Fund may buy and sell futures contracts that trade on U.S. and foreign exchanges.

Swap agreements, such as interest rate, fixed income total return, currency, inflation index and credit default swaps, are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant (FCM) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” of underlying instruments. The notional amount is the set amount selected by the parties as the basis on which to calculate the obligations that they have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given instruments or at given interest rates.

For credit default swaps, the “buyer” of the credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the seller that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. The buyer of the credit default swap is purchasing the obligation of its counterparty to offset losses the buyer could experience if there was such a credit event. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. The contingent payment by the seller generally is either the face amount of the reference debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the decrease in market value of the reference debt obligation following the occurrence of the credit event.

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An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one rate is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks).

A currency swap is generally a contract between two parties to exchange one currency for another currency at the start of the contract and then exchange periodic floating or fixed rates during the term of the contract based upon the relative value differential between the two currencies. Unlike other types of swaps, currency swaps typically involve the delivery of the entire principal (notional) amounts of the two currencies at the time the swap is entered into. At the end of the swap contract, the parties receive back the principal amounts of the two currencies.

A total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset (e.g., a note, bond or securities index) in exchange for a regular payment, at a floating rate based on LIBOR, or alternatively at a fixed rate or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset).

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to use derivatives when it wishes to do so.

The Fund may invest in collateralized debt obligations (CDOs), which are generally types of asset-backed securities. Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) are generally considered two types of CDOs. CBOs represent interests in a special purpose, bankruptcy-remote vehicle, typically a trust, collateralized by a pool of fixed income securities, some of which may be below investment grade, including commercial mortgage-backed securities, residential mortgage-backed securities, corporate bonds and emerging market debt securities. CLOs are similar to CBOs except that the underlying pool for a CLO is generally comprised of corporate and/or sovereign loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans made to domestic and foreign borrowers, including loans that may be rated below investment grade or equivalent unrated loans. For the broader category of CDOs, the pool of debt instruments held by a trust may include debt instruments of any type, including mortgage-backed or other asset-backed securities issued in securitization transactions. In all types of CDOs, the interests in the trust are split into two or more portions, called tranches, varying in risk, maturity, payment priority and yield. The riskiest portion is the “equity” tranche, which is the first loss position to observe defaults from the collateral in the trust. Because they are partially protected from defaults, senior tranches of a CDO trust typically have higher ratings and lower yields than the underlying collateral securities held by the trust and can be rated investment grade. The Fund may invest in any tranche of a CDO excluding the “equity” tranche.

The Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale.

The Fund may invest in convertible securities, including bonds and preferred stocks, and other dividend-paying equity securities.

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A convertible security is generally a debt obligation or preferred stock of an issuer that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer.

The Fund uses an active asset allocation strategy to try to achieve its investment goals. This means the Fund actively purchases and sells securities and other investments in various market sectors based on the investment manager’s ongoing assessment of changing economic, global market, industry, and issuer conditions. The Fund may seek to quickly and efficiently shift its exposure among various classes of debt securities, including through derivative instruments and exchange-traded funds, and at any given time may have substantial amount of exposure to any class of debt or other income-producing investment. The investment manager uses a “top-down” analysis of macroeconomic trends combined with a “bottom-up” fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events. The investment manager will evaluate country risk, business cycles, yield curves, and values between and within markets.

The Fund’s ability to achieve its investment goals depends in part upon the investment manager’s skill in determining the Fund’s asset allocation mix and sector weightings. There can be no assurance that the investment manager’s analysis of the outlook for the economy and the business cycle will be correct.

Exclusion of Investment Manager from Commodity Pool Operator Definition

With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described in the Fund’s Statement of Additional Information (SAI). Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this prospectus.

Temporary Investments

When the investment manager believes market or economic conditions are unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include short-term U.S. government securities, high grade commercial paper, bank obligations, repurchase agreements, money market fund shares (including shares of an affiliated money market fund) and other money market instruments. The investment manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Principal Risks

Credit

The Fund could lose money on a debt security if the issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or an issuer's or security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer or security, may affect debt securities' values. The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do.

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High-Yield Debt Securities

High-yield debt securities (including loans) and unrated securities of similar credit quality (high-yield debt instruments or junk bonds) involve greater risk of a complete loss of the Fund's investment, or delays of interest and principal payments, than higher-quality debt securities or loans. Issuers of high-yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High-yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as these issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may be worthless and the Fund could lose its entire investment.

The prices of high-yield debt instruments generally fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer's business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high-yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of corporate high-yield debt instruments often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices.

High-yield debt instruments are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests. As a result, certain high-yield debt instruments may pose greater illiquidity and valuation risks.

Substantial declines in the prices of high-yield debt instruments can dramatically increase the yield of such instruments. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than reflecting any increase in income from the higher yield that the debt instrument may pay to the Fund on its investment.

Interest Rate

Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. Changes in government or central bank policy, including changes in tax policy or changes in a central bank’s implementation of specific policy goals, may have a substantial impact on interest rates. There can be no guarantee that any particular government or central bank policy will be continued, discontinued or changed, nor that any such policy will have the desired effect on interest rates. Debt securities generally tend to lose market value when interest rates rise and increase in value when interest rates fall. A rise in interest rates also has the potential to cause investors to rapidly sell fixed income securities. A substantial increase in interest rates may also have an adverse impact on the liquidity of a debt security, especially those with longer maturities or durations. Securities with longer maturities or durations or lower coupons or that make little (or no) interest payments before maturity tend to be more sensitive to interest rate changes.

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Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. Securities or other investments may decline in value due to factors affecting individual issuers, securities markets generally or sectors within the securities markets. The value of a security or other investment may go up or down due to general market conditions which are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. The value may also go up or down due to factors that affect an individual issuer or a particular sector. During a general downturn in the securities markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that securities or other investments held by the Fund will participate in or otherwise benefit from the advance.

Income

The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. The Fund's income generally declines during periods of falling benchmark interest rates because the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, sale, call, or buy-back) at a lower rate of interest or return.

Variable Rate Securities

Variable rate securities (which include floating rate debt securities) generally are less price sensitive to interest rate changes than fixed rate debt securities. However, the market value of variable rate debt securities may decline or not appreciate as quickly as expected when prevailing interest rates rise if the interest rates of the variable rate securities do not rise as much, or as quickly, as interest rates in general. Conversely, variable rate securities will not generally increase in market value if interest rates decline. When interest rates fall, there may be a reduction in the payments of interest received by the Fund from its variable rate securities.

Foreign Securities (non-U.S.)

Investing in foreign securities, including sovereign debt securities, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Currency exchange rates.   Foreign securities may be issued and traded in foreign currencies. As a result, their market values in U.S. dollars may be affected by changes in exchange rates between such foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. The Fund accrues additional expenses when engaging in currency exchange transactions, and valuation of the Fund's foreign securities may be subject to greater risk because both the currency (relative to the U.S. dollar) and the security must be considered.

Currency management strategies.   Currency management strategies may substantially change the Fund's exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund's exposure to currency risks, may also reduce the Fund's ability to benefit from favorable changes in currency exchange rates. There is no assurance that the investment manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the Fund's portfolio denominated in that currency. Investing in foreign currencies for purposes of gaining from projected changes in exchange rates, as opposed to hedging currency risks applicable to the Fund's holdings, further increases the Fund's exposure to foreign investment losses.

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Political and economic developments.   The political, economic and social policies or structures of some foreign countries may be less stable and more volatile than those in the United States. Investments in these countries may be subject to greater risks of internal and external conflicts, expropriation, nationalization of assets, foreign exchange controls (such as suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, diplomatic developments, currency devaluations, foreign ownership limitations, and substantial, punitive or confiscatory tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult or expensive for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested. These developments include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war. In addition, such developments could contribute to the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. An imposition of sanctions upon certain issuers in a country could result in an immediate freeze of that issuer’s securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. These factors would affect the value of the Fund’s investments and are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

Sovereign debt securities.   Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. Sovereign debtors also may be dependent on expected disbursements from other foreign governments or multinational agencies and the country’s access to, or balance of, trade. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Restructuring may include obtaining additional credit to finance outstanding obligations, reduction and rescheduling of payments of interest and principal, or negotiation of new or amended credit and security agreements. Unlike most corporate debt restructurings, the fees and expenses of financial and legal advisers to the creditors in connection with a restructuring may be borne by the holders of the sovereign debt securities instead of the sovereign entity itself. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments, and similar occurrences may happen in the future.

In the event of a default on sovereign debt, the Fund may have limited legal recourse against the defaulting government entity. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due, and any rights the Fund may have may be restricted pursuant to the terms of applicable treaties with such sovereign entity. If a sovereign entity defaults, it may request additional time in which to pay or for further loans. There may be no legal process for collecting sovereign debt that a government does not pay or such legal process may be relatively more expensive, nor are there bankruptcy proceedings by which the Fund may collect in whole or in part on debt issued by a sovereign entity. In certain cases, remedies must be pursued in the courts located in the country of the defaulting sovereign entity itself, which may further limit the Fund’s ability to obtain recourse.

Trading practices.   Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Fund. The procedures and rules governing foreign trading, settlement and custody (holding of the Fund's assets) also may result in losses or delays in payment, delivery or recovery of money or other property. Foreign government supervision and regulation of foreign securities and currency markets and trading systems may be less than or different from government supervision in the United States, and may increase the Fund's regulatory and compliance burden and/or decrease the Fund's investor rights and protections.

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Availability of information.   Foreign issuers may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. In addition, information provided by foreign issuers may be less timely or less reliable than information provided by U.S. issuers.

Limited markets.   Certain foreign securities may be less liquid (harder to sell) and their prices may be more volatile than many U.S. securities. Illiquidity tends to be greater, and valuation of the Fund's foreign securities may be more difficult, due to the infrequent trading and/or delayed reporting of quotes and sales.

Regional.   Adverse conditions in a certain region or country can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or a particular country, the Fund will generally have more exposure to the specific regional or country economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of the Fund's assets are invested, the Fund may experience substantial illiquidity or reduction in the value of the Fund's investments.

Emerging Market Countries

The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, the political, social, market regulation and economic structures and institutions in these countries, including those supporting the regulatory and legal systems and financial markets, may be less established and more vulnerable to corruption and fraud, and may change rapidly. These countries are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Investments in less developed markets generally are subject to higher fees and expenses and exhibit greater price volatility and valuation challenges. They may be subject to greater risk of expropriation, nationalization, confiscatory or punitive taxation, and foreign investment and divestment restrictions. In addition, a developing market country may experience a devaluation of its currency, a downgrade in the credit ratings of issuers in the country, or a decline in the value and liquidity of securities of issuers in that country if the United States, other nations or other governmental entities (including supranational entities) impose sanctions on issuers that limit or restrict foreign investment, the movement of assets or other economic activity in the country due to political, military or regional conflicts or due to terrorism or war.

Restrictions on currency trading that may be imposed by developing market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries. Finally, such securities markets are smaller, relatively less liquid and may not be as efficient or established in terms of settlement, custody and securities registration.

Mortgage Securities and Asset-Backed Securities

Mortgage securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.

Mortgage securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage securities and extend their life. This could cause the price of the mortgage securities and the Fund's share price to fall and would make the mortgage securities more sensitive to interest rate changes.

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Since September 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, has acted as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term.

Although mortgage-backed securities that are delivered in TBA transactions must meet certain standards, there is a risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the security, exposing the Fund to losses. Whether or not the Fund takes delivery of the securities at the termination date of a TBA transaction, it will nonetheless be exposed to changes in the value of the underlying investments during the term of the agreement.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage securities, asset-backed securities are subject to prepayment and extension risks.

Focus

The greater the Fund's exposure to any single type of investment – including investment in a given industry, sector, region, country, issuer, or type of security – the greater the losses the Fund may experience upon any single economic, market, business, political, regulatory, or other occurrence. As a result, there may be more fluctuation in the price of the Fund's shares.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivative instruments involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not realize the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivative instruments at all. When a derivative is used for hedging, the change in value of the derivative instrument also may not correlate specifically with the currency, security, interest rate, index or other risk being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits at all.

Use of these instruments could also result in a loss if the counterparty to the transaction does not perform as promised, including because of such counterparty’s bankruptcy or insolvency. This risk is heightened with respect to over-the-counter (OTC) instruments, such as certain swap agreements, and may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. In addition, the presence of speculators in a particular market could lead to price distortions. To the extent that the Fund is unable to close out a position because of market illiquidity, the Fund may not be able to prevent further losses of value in its derivatives holdings and the Fund’s liquidity may be impaired to the extent that it has a substantial portion of its otherwise liquid assets marked as segregated to cover its obligations under such derivative instruments. Some derivatives can be particularly sensitive to changes in interest rates or other market prices. Investors should bear in mind that, while the Fund intends to use derivative strategies on a regular basis, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost or other factors.

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Many swaps currently are, and others eventually are expected to be, required to be cleared through a central counterparty. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to OTC swaps, but it does not eliminate those risks completely. With cleared swaps, there is also a risk of loss by the Fund of its initial and variation margin deposits in the event of bankruptcy of the futures commission merchant (FCM) with which the Fund has an open position, or the central counterparty in a swap contract. With cleared swaps, the Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, Commodity Futures Trading Commission (CFTC) and the exchanges are authorized to take extraordinary actions in the event of a market emergency. It is not possible to predict fully the effects of current or future regulation.

The use of derivative strategies may also have a tax impact on the Fund. The timing and character of income, gains or losses from these strategies could impair the ability of the investment manager to use derivatives when it wishes to do so.

Floating Rate Corporate Investments

Certain corporate loans may not be considered "securities," and investors, such as the Fund, therefore may not be entitled to rely on the antifraud protections of the federal securities laws.

The senior secured corporate loans and corporate debt securities in which the Fund invests are often issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. Loan investments issued in such transactions are subject to greater credit risks than other investments, including a greater possibility that the borrower may default or enter bankruptcy. Such floating rate investments may be rated below investment grade (i.e., also known as "junk bonds"). Although loan investments are generally subject to certain restrictive covenants in favor of the investors, many of these loans may from time to time be re-issued, or offered as “covenant lite” loans, which may entail potentially increased risk because they may have fewer or no financial maintenance covenants or restrictions that would normally allow for early intervention and proactive mitigation of credit risk.

In the event of a breach of a covenant in non-covenant lite loans or debt securities, lenders may have the ability to intervene and either prevent or restrict actions that may potentially compromise the company's ability to pay or lenders may be in a position to obtain concessions from the borrowers in exchange for a waiver or amendment of the specific covenant(s). In contrast, covenant lite loans do not always or necessarily offer the same ability to intervene or obtain additional concessions from borrowers. This risk is offset to varying degrees by the fact that the same financial and performance information may be available with or without covenants to lenders and the public alike and can be used to detect such early warning signs as deterioration of a borrower’s financial condition or results. With such information, the portfolio managers are normally able to take appropriate actions without the help of covenants in the loans or debt securities. Covenant lite corporate loans and debt securities, however, may foster a capital structure designed to avoid defaults by giving borrowers or issuers increased financial flexibility when they need it the most.

No active trading market may exist for some corporate loans and some corporate loans may be subject to restrictions on resale. A secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value upon the sale of a corporate loan. In addition, the Fund may not be able to readily sell its corporate loans at prices that approximate those at which the Fund could sell such loans if they were more widely held and traded. As a result of such potential illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

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From time to time, the investment manager may elect to receive material non-public information (MNPI) about an individual loan that is not available to other lenders of such loan who may be unwilling to enter into a non-disclosure agreement (NDA) with the borrower or company and restrict themselves from trading in the loan for a specified period of time. If the Fund elects to become restricted on any individual loan as a result of agreeing to receive MNPI about the loan and signing an NDA, such loan will be deemed illiquid and the Fund might be unable to enter into a transaction in a security of that borrower until the MNPI is made public, when it would otherwise be advantageous to do so.

Inflation

The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

Collateralized Debt Obligations (CDOs)

The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE trust), especially during a period of market volatility. CDOs may be deemed to be illiquid and subject to the Fund’s restrictions on investments in illiquid investments. The Fund’s investment in CDOs will not receive the same investor protection as an investment in registered securities.

In addition, prices of CDO tranches can decline considerably. In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer, difficulty in valuing the security or unexpected investment results

.

Marketplace Loans

Marketplace loans are subject to the risks associated with debt investments generally, including but not limited to, interest rate, credit, liquidity, high yield debt, market and income risks. Marketplace loans generally are not rated by rating agencies, are often unsecured, and are highly risky and speculative investments. Lenders and investors, such as the Fund, assume all of the credit risk on the loans they fund or purchase and there are no assurances that payments due on underlying loans will be made. The Fund may not have direct recourse against the borrower or may be otherwise limited in its ability to enforce its rights with respect to its investment in marketplace loans, particularly in the case of unsecured loans. In addition, lenders and investors are not entitled to recover any deficiency of principal or interest from the platform operator if the underlying borrower defaults on its payments due with respect to a loan. Investments in marketplace loans may be adversely affected if the platform operator or a third-party service provider becomes unable or unwilling to fulfill its obligations in servicing the loans. Moreover, the Fund may have limited information about the underlying marketplace loans and the information provided to the platform regarding the loans and borrowers’ credit information may be incomplete, inaccurate or outdated. Additionally, the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. To the extent borrowers incur other indebtedness that is secured, such as a mortgage, the ability of the secured creditors to exercise collection remedies against the assets of that borrower may impair the borrower’s ability to repay its marketplace loan or it may impair the platform’s ability to collect on the marketplace loan upon default. When a marketplace loan is unsecured, borrowers may choose to repay other loans before repaying a loan facilitated through a platform because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower or whether such debt is secured, which could allow other creditors to move more quickly to claim assets of the borrower. Furthermore, U.S. based marketplace lending platforms are subject to extensive regulation, which could impair the enforcement of marketplace loans, among other things.

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Finally, marketplace loans are not listed on any securities exchange and an active secondary market for such loans does not currently exist and may not develop in the future. It may be difficult for the Fund to sell an investment in a loan before its maturity at the price at which the Fund believes the loan should be valued. The Fund typically considers its investments in marketplace loans to be illiquid for purposes of its limitation on illiquid investments.

Liquidity

Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security or other investment at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specific events; supply/demand imbalances; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. Securities or other investments with reduced liquidity or that become illiquid may involve greater risk than securities with more liquid markets. Market prices or quotations for illiquid securities may be volatile, and there may be large spreads between bid and ask prices. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. An investment may become illiquid if the Fund and its affiliates receive material non-public information about the issuer or the investment. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may be subject to greater liquidity risk than if the issuer's securities were more widely held.

Prepayment

Debt securities are subject to prepayment risk when the issuer can "call" the security, or repay principal, in whole or in part, prior to the security's maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security, potentially lowering the Fund's income, yield and its distributions to shareholders. Securities subject to partial or complete prepayment(s) may offer less potential for gains during a declining interest rate environment and have greater price volatility. Prepayment risk is greater in periods of falling interest rates for fixed-rate investments, and for floating or variable rate securities, rising interest rates generally increase the risk of refinancings or prepayments.

Extension

The market value of some fixed rate debt securities (such as certain asset-backed and mortgage-backed securities) will be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated, particularly when interest rates rise. When that occurs, the effective maturity date of the Fund's investment may be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Such extension may also effectively lock-in a below market interest rate and reduce the value of the debt security.

Convertible Securities

A convertible security is generally a debt obligation, preferred stock or other security that pays interest or dividends and may be converted by the holder within a specified period of time into common stock. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price (because more of the security's value resides in the option to convert) and more like a debt security when the underlying stock price is low relative to the conversion price (because the option to convert is less valuable). Because its value can be influenced by many different factors, a convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock.

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Mortgage Dollar Rolls

In a mortgage dollar roll, the Fund takes the risk that the market price of the mortgage-backed securities will drop below their future purchase price. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). When the Fund uses a mortgage dollar roll, it is also subject to the risk that the other party to the agreement will not be able to perform. Mortgage dollar rolls add leverage to the Fund's portfolio and increase the Fund's sensitivity to interest rate changes. In addition, investment in mortgage dollar rolls will increase the Fund's portfolio turnover rate.

Portfolio Turnover

The investment manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund's turnover rate may exceed 100% per year because of the anticipated use of certain investment strategies. The rate of portfolio turnover will not be a limiting factor for the investment manager in making decisions on when to buy or sell securities, including entering into mortgage dollar rolls. High turnover will increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.

Management

The Fund is actively managed and could experience losses (realized and unrealized) if the investment manager's judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund's portfolio prove to be incorrect. There can be no guarantee that these techniques or the investment manager's investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal.

More detailed information about the Fund and its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI. Portfolio holdings information can be viewed online at franklintempleton.com.

Management

Franklin Advisers, Inc. (Advisers), One Franklin Parkway, San Mateo, CA 94403-1906, is the Fund's investment manager. Advisers is a wholly owned subsidiary of Franklin Resources, Inc. (Resources). Together, Advisers and its affiliates manage, as of [TO BE COMPLETED IN RULE 485(B) FILING:] [__], 2020, over $[__] billion in assets, and have been in the investment management business since 1947.

The Fund does not pay Advisers a fee for managing the Fund, although investors in the Fund will pay a fee to their separately managed account program sponsor. Advisers and its affiliates receive compensation from separately managed account clients or program sponsors in connection with their management of client accounts and participation in investment programs through which shares of the Fund are made available. Advisers has agreed to waive or assume as its own certain expenses otherwise payable by the Fund so that expenses (i.e., a combination of other expenses, including acquired fund fees and expenses, but excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) do not exceed 0.00% until [TO BE UPDATED IN RULE 485(B) FILING:] [June 30, 2021].

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The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

David Yuen, CFA, FRM   Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since inception (2020). He joined Franklin Templeton in 2000.

William Chong, CFA, FRM   Portfolio Manager of Advisers

Mr. Chong has been a portfolio manager of the Fund since inception (2020). He joined Franklin Templeton in 2008.

Patrick Klein, Ph.D.   Portfolio Manager of Advisers

Dr. Klein has been a portfolio manager of the Fund since inception (2020). He joined Franklin Templeton in 2005.

Messrs. Yuen and Chong and Dr. Klein are jointly and primarily responsible for the day-to-day management of the Fund. The degree to which each portfolio manager may perform their functions described above, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

FRM® is a trademark owned by Global Association of Risk Professionals (GARP).

The Fund’s SAI provides additional information about portfolio manager compensation, other accounts that they manage and their ownership of Fund shares.

A discussion regarding the basis for the board of trustees approving the investment management contract of the Fund will be available in the Fund's initial annual or semiannual report to shareholders.

Manager of Managers Structure

The investment manager and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the investment manager can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (Manager of Managers Structure). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.

The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, the investment manager has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. The investment manager will also, subject to the review and approval of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Fund’s board of trustees, the investment manager will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

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Distributions and Taxes

The information is provided with respect to each Fund (hereafter “the Fund”).

Income and Capital Gain Distributions

[TO BE UPDATED IN RULE 485(B) FILING:]

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. Series MG intends to declare income dividends from its net investment income each day that its net asset value is calculated and pay them monthly. Series P intends to declare and pay income dividends monthly from its net investment income.  Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.

Annual statements.   After the close of each calendar year, you will receive tax information from the broker with respect to the federal income tax treatment of the Fund’s distributions and any taxable sales of Fund shares occurring during the prior calendar year. You may receive revised tax information if the Fund must reclassify its distributions or the broker must adjust the cost basis of any covered shares sold after you receive your tax information. Distributions declared in December to shareholders of record in such month and paid in January are taxable as if they were paid in December. Additional tax information about the Fund’s distributions is available at franklintempleton.com.

Avoid "buying a dividend."   At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed taxable income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares a distribution of taxable income or capital gains is sometimes known as “buying a dividend.”

Tax Considerations

If you are a taxable investor, Fund distributions are generally taxable to you as ordinary income, capital gains or some combination of both. This is the case whether you reinvest your distributions in additional Fund shares or receive them in cash.

Dividend income.   Income dividends are generally subject to tax at ordinary rates. Income dividends reported by the Fund as qualified dividend income may be subject to tax by individuals at reduced long-term capital gains tax rates provided certain holding period requirements are met. Because Series P invests primarily in debt securities, it is expected that either none or only a small portion of the Fund’s income dividends may be qualified dividends. A return-of-capital distribution is generally not taxable but will reduce the cost basis of your shares, and will result in a higher capital gain or a lower capital loss when you later sell your shares.

Capital gains.   Fund distributions of short-term capital gains are also subject to tax at ordinary rates. Fund distributions of long-term capital gains are taxable at the reduced long-term capital gains rates no matter how long you have owned your Fund shares. For single individuals with taxable income not in excess of $40,000 in 2020 ($80,000 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $441,450 or $496,600, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $441,450 and married individuals filing jointly with taxable income in excess of $496,600. An additional 3.8% Medicare tax may also be imposed as discussed below.

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Sales of Fund shares.   When you sell your shares in the Fund, or exchange them for shares of a different Franklin Templeton fund, you will generally recognize a taxable capital gain or loss. If you have owned your Fund shares for more than one year, any net long-term capital gains will qualify for the reduced rates of taxation on long-term capital gains. An exchange of your shares in one class of the Fund for shares of another class of the same Fund is not taxable and no gain or loss will be reported on the transaction.

Cost basis reporting.   Contact the broker through whom you purchased your Fund shares to obtain information with respect to the available cost basis reporting methods and elections for your account.

Medicare tax.   An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. Any liability for this additional Medicare tax is reported on, and paid with, your federal income tax return.

Backup withholding.   A shareholder may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale or exchange of Fund shares if the shareholder has provided either an incorrect tax identification number or no number at all, is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends, has failed to certify that the shareholder is not subject to backup withholding, or has not certified that the shareholder is a U.S. person (including a U.S. resident alien). The backup withholding rate is currently 24%. State backup withholding may also apply.

State and local taxes.   Distributions of ordinary income and capital gains, and gains from the sale of your Fund shares, are generally subject to state and local taxes.

Non-U.S. investors.   Non-U.S. investors may be subject to U.S. withholding tax at 30% or a lower treaty rate on Fund dividends of ordinary income. Non-U.S. investors may be subject to U.S. estate tax on the value of their shares. They are subject to special U.S. tax certification requirements to avoid backup withholding, claim any exemptions from withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are generally provided for capital gains realized on the sale of Fund shares, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources. However, notwithstanding such exemptions from U.S. withholding tax at source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

Other reporting and withholding requirements.   Payments to a shareholder that is either a foreign financial institution or a non-financial foreign entity within the meaning of the Foreign Account Tax Compliance Act (FATCA) may be subject to a 30% withholding tax on income dividends paid by the Fund. The FATCA withholding tax generally can be avoided by such foreign entity if it provides the broker, and in some cases, the IRS, information concerning the ownership of certain foreign financial accounts or other appropriate certifications or documentation concerning its status under FATCA. In order to comply with these requirements, information about a shareholder in the Fund may be disclosed to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.

Other tax information.   This discussion of "Distributions and Taxes" is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Fund. Additional information about the tax consequences of investing in the Fund may be found in the SAI.

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Your Account

Qualified Investors

Shares of the Fund are used exclusively for separately managed accounts advised or sub-advised by Advisers or its affiliates and decisions as to whether or not to invest assets of a managed account in the Fund will be made by the investment manager of the separately managed accounts.

Franklin Templeton funds include all of the U.S. registered mutual funds of Franklin Templeton. They do not include the funds in the Franklin Templeton Variable Insurance Products Trust.

Buying Shares

Shares of the Fund have no sales charge and do not pay ongoing Rule 12b-1 distribution or service fees. Shares of the Fund are used exclusively for separately managed accounts advised or sub-advised by Advisers or its affiliates and decisions as to whether or not to invest assets of a managed account in the Fund will be made by the investment manager of the separately managed accounts.

To make a same day investment, all orders must be received by 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier.

Distribution Options

Distributions from the Fund may be reinvested in the Fund or deposited into your account.

Selling Shares

Shares of the Fund may be sold at any time. To make a same day redemption, the redemption request must be received and accepted by us prior to 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange, whichever is earlier. In addition, shares will be redeemed when you terminate your account.

Frequent Trading Policy

The Fund is used exclusively for separately managed accounts advised or sub-advised by Asset Management or its affiliates and decisions as to whether or not to invest assets of a managed account in the Fund will be made by the Advisor.

The Fund's board of trustees has adopted the following policies and procedures with respect to frequent trading in Fund shares (Frequent Trading Policy).

The Fund does not intend to accommodate short-term or frequent purchases and redemptions of Fund shares that may be detrimental to the Fund. For example, this type of trading activity could interfere with the efficient management of the Fund's portfolio or materially increase the Fund's transaction costs, administrative costs or taxes.

Through its transfer agent, the Fund performs ongoing monitoring of shareholder trading in shares of the Fund and other Franklin Templeton funds in order to try and identify shareholder trading patterns that suggest an ongoing short-term trading strategy. If shareholder trading patterns identified by the transfer agent through monitoring or from other information regarding the shareholder’s trading activity in non-Franklin Templeton funds leads the transfer agent to reasonably conclude that such trading may be detrimental to the Fund as described in this Frequent Trading Policy, the transfer agent, on behalf of the Fund, may temporarily or permanently bar future purchases into the Fund or, alternatively, may limit the amount, number or frequency of any future purchases and/or the method by which you may request future purchases and redemptions.

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In considering an investor’s trading patterns, the Fund may consider, among other factors, the investor’s trading history both directly and, if known, through financial intermediaries, in the Fund, in other Franklin Templeton funds, in non-Franklin Templeton mutual funds, or in accounts under common control or ownership. The transfer agent may also reject any purchase or redemption request, whether or not it represents part of any ongoing trading pattern, if the Fund's investment manager or transfer agent reasonably concludes that the amount of the requested transaction may disrupt or otherwise interfere with the efficient management of the Fund’s portfolio. In determining what actions should be taken, the Fund's transfer agent may consider a variety of factors, including the potential impact of such remedial actions on the Fund and its shareholders.

Because the Fund is used only as components of “wrap” accounts, the Fund may be purchased or redeemed on a frequent basis for rebalancing purposes. The transfer agent does not consider this an ongoing short-term trading strategy that violates the Fund’s Frequent Trading Policy.

Revocation of trades.   While the Fund reserves the right to reject any purchase order for any reason, the Fund may also revoke executed purchase orders that the transfer agent reasonably concludes in its sole discretion may have been contrary to the objectives of the Fund's Frequent Trading Policy.

Account Policies

Calculating Share Price

The value of a mutual fund is determined by deducting the fund’s liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total net asset value of each fund’s share class by the applicable number of shares outstanding per share class.

The Fund calculates the NAV per share each business day as of 1 p.m. Pacific time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year’s Day, Martin Luther King Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If the NYSE has a scheduled early close, the Fund’s share price would be determined as of the time of the close of the NYSE. If, due to weather or other special or unexpected circumstances, the NYSE has an unscheduled early close on a day that it has opened for business, the Fund reserves the right to consider that day as a regular business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE. The Fund’s NAV per share for each class is readily available online at www.franklintempleton.com/performance.

Requests to buy and sell shares are processed at the NAV next calculated after we or an approved financial intermediary receive your request in proper form.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market. Prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may hold smaller, “odd lot” sizes. Odd lots may trade at lower prices than round lots.

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Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before 1 p.m. Pacific time. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and 1 p.m. Pacific time that will not be reflected in the computation of the NAV. The Fund relies on third-party pricing vendors to provide evaluated prices that reflect current fair market value at 1 p.m. Pacific time.

Fair Valuation – Individual Securities

The Fund has procedures, approved by the board of trustees, to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. The board of trustees oversees the application of fair value pricing procedures.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Security Valuation – Foreign Securities – Computation of U.S. Equivalent Value

The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 1 p.m. Pacific time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 1 p.m. Pacific time on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the board of trustees.

Redemptions

Typically, the Fund uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet all redemption needs. In unusual circumstances or under stressed market conditions, the Fund may use other methods to meet redemptions, such as the use of lines of credit or interfund lending in reliance on exemptive relief from the SEC. Also, see “Account Policies – Redemptions in Kind” for information regarding redemption requests that exceed $250,000 or 1% of the value of the Fund’s assets, whichever is less.

Redemptions in Kind

If your redemption requests during any 90-day period exceed $250,000 (or 1% of the value of the Fund’s net assets, if less), the Fund reserves the right to make payments in whole or in part in securities or other assets of the Fund. You should expect to incur transaction costs upon the disposition of the securities received in the distribution. In addition, you will bear the market risk of the securities you hold until the securities are sold.

Joint Accounts

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

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Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

  The Fund may restrict, reject or cancel any purchase orders.
  Typically, redemptions are processed by the next business day provided the redemption request is received in proper form and good order, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund or there is another cause for delay (for example, if you sell shares recently purchased, proceeds may be delayed until your check, draft or wire/electronic funds transfer has cleared).
  The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.
  In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.
  For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the investment manager determines it is in the best interest of the Fund, consistent with applicable law. Investors should expect to incur transaction costs upon the disposition of the securities received in the distribution.
  You may only buy shares of a fund eligible for sale in your state or jurisdiction.
  To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.
  Exchanges into and out of the Fund are not permitted.

Questions

If you have any questions about the Fund or your account, you can write to us at P.O. Box 997151, Sacramento, CA 95899-7151. You also can call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

Department Name	Telephone Number
Shareholder Services	(800) 632-2301
Fund Information	(800) DIAL BEN (800) 342-5236
Advisor Services	(800) 524-4040
Hearing Impaired Assistance	For hearing impaired assistance, please contact us via a Relay Service.

For More Information

You can learn more about the Fund in the following documents:

Statement of Additional Information (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the current SAI, please contact your investment representative or call us at the number below. You also can view the current SAI online through franklintempleton.com.

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One Franklin Parkway San Mateo, CA 94403-1906 (800) DIAL BEN®/342-5236 franklintempleton.com	For hearing impaired assistance, please contact us via a Relay Service.
Investment Company Act file #811-[___]
© 2020 Franklin Templeton. All rights reserved.

4362553v.2

Statement of Additional Information
Franklin Strategic Series [____________________________], 2020

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES, AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUBJECT TO COMPLETION [_______________], 2020

Ticker
Franklin Templeton SMACS: Series MG	Pending
Franklin Templeton SMACS: Series P	Pending

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Funds' (hereafter "the Fund") prospectus. The Fund's prospectus, dated [__], 2020, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

For a free copy of the current prospectus or annual report, contact your investment representative or call (800) DIAL BEN/342-5236.

CONTENTS
Goals, Strategies and Risks
Officers and Trustees
Fair Valuation and Liquidity
Proxy Voting Policies and Procedures
Management and Other Services
Portfolio Transactions
Distributions and Taxes
Organization, Voting Rights and Principal Holders
Buying and Selling Shares
The Underwriter
Performance
Miscellaneous Information
Description of Ratings

Mutual funds, annuities, and other investment products:

•                         are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government;

•                         are not deposits or obligations of, or guaranteed or endorsed by, any bank; and

•                         are subject to investment risks, including the possible loss of principal.

P.O. Box 997151
Sacramento, CA 95899-7151
(800) DIAL BEN®/342-5236

[__]

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Goals, Strategies and Risks

The following information provided with respect to the Fund is in addition to that included in the Fund’s prospectus.

In addition to the main types of investments and strategies undertaken by the Fund as described in the prospectus, the Fund also may invest in other types of instruments and engage in and pursue other investment strategies, which are described in this SAI. Investments and investment strategies with respect to the Fund are discussed in greater detail in the section below entitled "Glossary of Investments, Techniques, Strategies and Their Risks."

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell an investment because circumstances change and the investment no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio investments will not be considered a violation of the restriction or limitation, with the exception of the Fund's limitations on borrowing as described herein or unless otherwise noted herein.

Incidental to the Fund’s other investment activities, including in connection with a bankruptcy, restructuring, workout, or other extraordinary events concerning a particular investment the Fund owns, the Fund may receive securities (including convertible securities, warrants and rights), real estate or other investments that the Fund normally would not, or could not, buy. If this happens, the Fund may, although it is not required to, sell such investments as soon as practicable while seeking to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental and non-fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less. A non-fundamental policy may be changed without the approval of shareholders.

For more information about the restrictions of the Investment Company Act of 1940 (1940 Act) on the Fund with respect to (1) borrowing and senior securities, see "Glossary of Investments, Techniques, Strategies and Their Risks - Borrowing"; and (2) lending, see "Glossary of Investments, Techniques, Strategies and Their Risks - Corporate Loans, Assignments and Participations" below.

Fundamental Investment Policies

The Fund may not:

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1.  Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the U.S. Securities and Exchange Commission (SEC).

2.  Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC. This limitation does not apply to (i) the lending of portfolio securities, (ii) the purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.1

4.  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and (ii) making, purchasing or selling real estate mortgage loans.

5.  Purchase or sell commodities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

6.  Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7.  Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).2

1. In general, “direct corporate loans” or direct investments in corporate loans are investments in new corporate loans where the Fund may invest as an initial investor and have a direct contractual relationship with the borrower (as opposed to a participation interest where the fund's sole contractual relationship is with the seller of the interest). Purchasing a loan or an interest in a loan in this fashion would allow the Fund to avoid the credit risk of the agent bank or other intermediary.

2. To the extent that the Fund invests in underlying funds, the Funds will take into account the holdings of the affiliated underlying funds in which they invest and will not ignore information about unaffiliated underlying funds.

Non-Fundamental Investment Policies

Series MG

The Fund’s investment goal is to seek to provide high total return (a combination of high current income and capital appreciation) relative to the performance of the general mortgage securities market. The Fund's investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the Fund's investment goal.

Series P

The Fund’s investment goal is to seek to provide high total return (a combination of high current income and capital appreciation). The Fund's investment goal is non-fundamental and therefore may be changed by the Trust's board of trustees without shareholder approval. Shareholders will be given at least 60 days' advance notice of any change to the Fund's investment goal.

Additional Strategies

In trying to achieve its investment goal, the Fund may invest in the types of instruments or engage in the types of transactions identified below and in the section “Glossary of Investments, Techniques, Strategies and Their Risks,” which also describes the risks associated with these investment policies. The Fund may or may not use all of these techniques at any one time.

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Series MG

The Fund may invest in, buy, sell or engage in:

  mortgage dollar roll transactions with respect to up to 33% of its gross assets up to 10% of its total assets in time deposits
  borrowing from banks for temporary or emergency purposes up to 20%
  up to 20% of its total assets in securities rated, at the time of purchase, below BBB by Standard & Poor’s (S&P®), or Baa by Moody’s Investors Service (Moody’s), respectively, or, if unrated, deemed to be of comparable quality by the investment manager lending certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 10% of the value of the Fund's total assets, measured at the time of the most recent loan.
  derivatives and complex securities/credit, including single name and index credit default swaps and collateralized debt obligations derivatives/currency, including currency forwards and currency swaps derivatives/interest rate, including interest rate swaps and interest rate/bond futures

Series P

The Fund may invest, buy or engage in:

  up to 10% of its assets in defaulted debt securities
  government-issued IO (Interest Only) and PO (Principal Only) securities credit-related derivatives and complex securities, including single name and index credit default swaps and options thereon, credit-linked notes and collateralized debt obligations currency derivatives, including currency forwards, currency futures, currency swaps and put and call options on currencies futures on credit default swaps
  interest rate derivatives, including interest rate swaps and options thereon, interest rate/bond futures and options thereon, and inflation index swaps exchange-traded funds (ETFs) and options thereon

Glossary of Investments, Techniques, Strategies and Their Risks

Certain words or phrases may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's levels of investment. They are broadly identified with, but not limited to, the following percentages of Fund total assets:

"small portion"	less than 10%
"portion"	10% to 25%
"significant"	25% to 50%
"substantial"	50% to 66%
"primary"	66% to 80%
"predominant"	80% or more

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If the Fund intends to limit particular investments or strategies to no more than specific percentages of Fund assets, the prospectus or SAI will clearly identify such limitations. The percentages above are not limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

The Fund may invest in securities that are rated by various rating agencies such as Moody's Investors Service (Moody's) and S&P® Global Ratings (S&P), as well as securities that are unrated.

The value of your shares in the Fund will increase as the value of the investments owned by the Fund increases and will decrease as the value of the Fund's investments decreases. In this way, you participate in any change in the value of the investments owned by the Fund. In addition to the factors that affect the value of any particular investment that the Fund owns, the value of the Fund's shares may also change with movement in the investment markets as a whole.

The following is a description of various types of securities, instruments and techniques that may be purchased and/or used by the Fund.

Asset-backed securities     Asset-backed securities represent interests in a pool of loans, leases or other receivables. The assets underlying asset-backed securities may include receivables on home equity loans, credit card loans, and automobile, mobile home and recreational vehicle loans and leases and other assets. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties and may have adjustable interest rates that reset at periodic intervals.

The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets, how well the issuers of the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support (if any) provided to the securities. Credit support for asset-backed securities is intended to lessen the effect of failures by obligors (such as individual borrowers or leasers) on the underlying assets to make payments. Credit support generally falls into two categories: (i) liquidity protection; and (ii) protection against losses from the default by an obligor on the underlying assets.

Liquidity protection refers to advances, generally provided by the entity administering the pool of assets, intended to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses from the default by an obligor can enhance the likelihood of payments of the obligations on at least some of the assets in the pool. Protection against losses from default may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties. Alternatively, this protection may be provided through various means of structuring the transaction, or through a combination of these approaches.

Examples of credit support arising out of the structure of the transaction include "senior subordinated securities" (securities with one or more classes that are subordinate to the other classes with respect to the payment of principal and interest, with the result that defaults on the underlying assets should be borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments on the securities and pay any servicing or other fees).

The degree of credit support provided is generally based on historical information about the level of credit risk associated with the underlying assets. Historical information may not adequately reflect present or future credit risk. Delinquencies or losses in excess of those anticipated could occur and could adversely affect the return on an investment in the securities. There is no guarantee that the type of credit support selected will be effective at reducing the illiquidity or losses to investors in the event of certain defaults. Where credit support is provided by a third party, the Fund will be exposed to the credit risk of that third party in addition to the credit risk of the issuer or sponsor of the asset-backed security and the underlying obligors.

Asset-backed securities also have risk due to a characteristic known as early amortization, or early payout, risk. Built into the structure of certain asset-backed securities are triggers for early payout, designed to protect investors from losses. These triggers are unique to each transaction and can include, among other things: a significant rise in defaults on the underlying loans, a sharp drop in the credit enhancement level, or the bankruptcy of the issuer or sponsor. Once early amortization begins, all incoming loan payments are used to pay investors as quickly as possible. Prepayment risk also arises when the underlying obligations may be satisfied or "prepaid" before due. Certain asset-backed securities backed by automobile receivables may be affected by such early prepayment of principal on the underlying vehicle sales contract. When amortization or prepayment occurs, the Fund may have to reinvest the proceeds at a rate of interest that is lower than the rate on the existing asset-backed security. In addition, the Fund may suffer a loss if it paid a premium for the asset-backed security as cash flows from the early amortization reduce the value of the premium paid.

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Alternatively, if prepayments occur at a slower rate than the investment manager expected, or if payment on the underlying assets is delayed or defaulted upon, the Fund will experience extension risk.

The income received by the Fund on an asset-backed security generally fluctuates more than the income on fixed income debt securities. This is because asset-backed securities are usually structured as pass-through or pay-through securities (similar to mortgage-backed securities and collateralized mortgage obligations). Cash flow generated by payments on the underlying obligations in these structures is shared with the investor as it is received. The rate of payment on asset-backed securities generally depends on the rate of principal and interest payments received on the underlying assets. Payments on underlying assets will be affected by various economic and other factors that shape the market for those underlying assets. Therefore, the income on asset-backed securities will be difficult to predict, and actual yield to maturity will be more or less than the anticipated yield to maturity.

Asset-backed securities have certain risks that stem from the characteristics of the underlying assets. For example, asset-backed securities do not have the benefit of the same type of security interests in the underlying collateral that mortgage-backed securities have, and there may be a limited ability to enforce any security interests that exist. Credit enhancements provided to support asset-backed securities, if any, may be inadequate to protect investors in the event of default. For example, credit card receivables are generally unsecured and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance, which can negatively affect the yield and/or value of related asset-backed securities. Issuers of asset-backed securities for which automobile receivables are the underlying assets may be prevented from realizing the full amount due on an automobile sales contract because of state law requirements and restrictions relating to sales of vehicles following their repossession and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of bankruptcy and insolvency laws, or other factors. The absence of, or difficulty enforcing, such security interests in the underlying assets may result in additional expenses, delays and losses to the Fund. The Fund's exposure to the credit risk of the credit support provider will also be greater if recourse is limited to the credit support provider in the event of widespread defaults on the underlying obligations.

Bank obligations     Bank obligations include fixed, floating or variable rate certificates of deposit (CDs), letters of credit, time and savings deposits, bank notes and bankers' acceptances. CDs are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Time deposits are non-negotiable deposits that are held in a banking institution for a specified period of time at a stated interest rate. Savings deposits are deposits that do not have a specified maturity and may be withdrawn by the depositor at any time. Bankers' acceptances are negotiable drafts or bills of exchange normally drawn by an importer or exporter to pay for specific merchandise. When a bank "accepts" a bankers' acceptance, the bank, in effect, unconditionally agrees to pay the face value of the instrument upon maturity. The full amount of the Fund's investment in time and savings deposits or CDs may not be guaranteed against losses resulting from the default of the commercial or savings bank or other institution insured by the Federal Deposit Insurance Corporation (FDIC).

Bank obligations are exempt from registration with the SEC if issued by U.S. banks or foreign branches of U.S. banks. As a result, the Fund will not receive the same investor protections when investing in bank obligations as opposed to registered securities. Bank notes and other unsecured bank obligations are not guaranteed by the FDIC, so the Fund will be exposed to the credit risk of the bank or institution. In the event of liquidation, bank notes and unsecured bank obligations generally rank behind time deposits, savings deposits and CDs, resulting in a greater potential for losses to the Fund.

The Fund’s investments in bank obligations may be negatively impacted if adverse economic conditions prevail in the banking industry (such as substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits). The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of domestic and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

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Borrowing     The 1940 Act and the SEC's current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund's holdings would be disadvantageous from an investment standpoint.

If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted "senior securities," the Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Segregation of assets.     Consistent with SEC staff guidance, financial instruments that involve the Fund's obligation to make future payments to third parties will not be viewed as creating any senior security provided that the Fund covers its obligations as described below. Those financial instruments can include, among others, (i) securities purchased or sold on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements.

Consistent with SEC staff guidance, the Fund will consider its obligations involving such a financial instrument as “covered” when the Fund (1) maintains an offsetting financial position, or (2) segregates liquid assets (constituting cash, cash equivalents or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis. Dedicated Fund compliance policies and procedures, which the Fund's board has approved, govern the kinds of transactions that can be deemed to be offsetting positions for purposes of (1) above, and the amounts of assets that need to be segregated for purposes of (2) above (Asset Segregation Policies).

In the case of forward currency contracts, the Fund may offset the contracts for purposes of (1) above when the counterparties, terms and amounts match; otherwise an appropriate amount of assets will be segregated consistent with (2) above. Segregated assets for purposes of (2) above are not required to be physically segregated from other Fund assets, but are segregated through appropriate notation on the books of the Fund or the Fund’s custodian.

The Fund’s Asset Segregation Policies may require the Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets. If segregated assets decline in value, the Fund will need to segregate additional assets or reduce its position in the financial instruments. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until the Fund’s obligations under the financial instruments have been satisfied. In addition, the Fund’s ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the Asset Segregation Policies require the Fund to segregate.

The Asset Segregation Policies provide, consistent with current SEC staff positions, that for futures and forward contracts that require only cash settlement, and swap agreements that call for periodic netting between the Fund and its counterparty, the segregated amount is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of futures, forwards and swaps, the Fund must segregate a larger amount of assets to cover its obligations, which essentially limits the Fund’s ability to use these instruments. If the SEC staff changes its positions concerning the segregation of the net amount due under certain forwards, futures and swap contracts, the ability of the Fund to use the financial instruments could be negatively affected.

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Callable securities     Callable securities give the issuer the right to redeem the security on a given date or dates (known as the call dates) prior to maturity. In return, the call feature is factored into the price of the debt security, and callable debt securities typically offer a higher yield than comparable non-callable securities. Certain securities may be called only in whole (the entire security is redeemed), while others may be called in part (a portion of the total face value is redeemed) and possibly from time to time as determined by the issuer. There is no guarantee that the Fund will receive higher yields or a call premium on an investment in callable securities.

The period of time between the time of issue and the first call date, known as call protection, varies from security to security. Call protection provides the investor holding the security with assurance that the security will not be called before a specified date. As a result, securities with call protection generally cost more than similar securities without call protection. Call protection will make a callable security more similar to a long-term debt security, resulting in an associated increase in the callable security's interest rate sensitivity.

Documentation for callable securities usually requires that investors be notified of a call within a prescribed period of time. If a security is called, the Fund will receive the principal amount and accrued interest, and may receive a small additional payment as a call premium. Issuers are more likely to exercise call options in periods when interest rates are below the rate at which the original security was issued, because the issuer can issue new securities with lower interest payments. Callable securities are subject to the risks of other debt securities in general, including prepayment risk, especially in falling interest rate environments.

Collateralized debt obligations     Collateralized debt obligations and similarly structured securities, sometimes known generally as CDOs, are interests in a trust or other special purpose entity (SPE) and are typically backed by a diversified pool of bonds, loans or other debt obligations. CDOs are not limited to investments in one type of debt and, accordingly, a CDO may be collateralized by corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, real estate investment trusts (REITs), commercial mortgage-backed securities, emerging market debt, and municipal bonds. Certain CDOs may use derivatives contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI.

Common varieties of CDOs include the following:

Collateralized loan obligations.     Collateralized loan obligations (CLOs) are interests in a trust typically collateralized substantially by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans made to domestic and foreign borrowers, including loans that may be rated below investment grade or equivalent unrated loans.

Collateralized bond obligations.     Collateralized bond obligations (CBOs) are interests in a trust typically backed substantially by a diversified pool of high risk, below investment grade fixed income securities.

Structured finance CDOs.     Structured finance CDOs are interests in a trust typically backed substantially by structured investment products such as asset-backed securities and commercial mortgage-backed securities.

Synthetic CDOs.     In contrast to CDOs that directly own the underlying debt obligations, referred to as cash CDOs, synthetic CDOs are typically collateralized substantially by derivatives contracts, such as credit default swaps, to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI, principally counterparty risk.

CDOs are similar in structure to collateralized mortgage obligations, described elsewhere in this SAI. Unless the context indicates otherwise, the discussion of CDOs below also applies to CLOs, CBOs and other similarly structured securities.

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In CDOs, the cash flows from the SPE are split into two or more portions, called tranches (or classes), that vary in risk and yield. The riskiest portion is the “equity” tranche which bears the first loss from defaults on the bonds or loans in the SPE and is intended to protect the other, more senior tranches from severe, and potentially unforeseen, defaults or delinquent collateral payments (though such protection is not complete). Because they may be partially protected from defaults, senior tranches from a CDO typically have higher ratings and lower yields than the underlying collateral securities held by the trust, and may be rated investment grade. Despite protection from the equity tranche, more senior tranches can experience, and may have experienced in the past, substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, downgrades of the underlying collateral by rating agencies, forced liquidation of a collateral pool due to a failure of coverage tests, disappearance of protecting tranches, market anticipation of defaults, as well as a market aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of collateral held by the SPE and the tranche of the CDO in which the Fund invests. Investment risk may also be affected by the performance of a CDO’s collateral manager (the entity responsible for selecting and managing the pool of collateral securities held by the SPE trust), especially during periods of market volatility. Normally, CDOs are privately offered and sold, and thus, are not registered under the securities laws and traded in a public market. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. However, an active dealer market may exist for CDOs allowing the Fund to trade CDOs with other qualified institutional investors under Rule 144A. To the extent such investments are characterized as illiquid, they will be subject to the Fund’s restrictions on investments in illiquid securities. The Fund’s investment in unregistered securities such as CDOs will not receive the same investor protection as an investment in registered securities.

All tranches of CDOs, including senior tranches with high credit ratings, can experience, and at times many have experienced, substantial losses due to actual defaults, increased sensitivity to future defaults due to the disappearance of protecting tranches, market anticipation of defaults, as well as market aversion to CDO securities as a class. In the past, prices of CDO tranches have declined considerably. The drop in prices was initially triggered by the subprime mortgage crisis. Subprime mortgages make up a significant portion of the mortgage securities that collateralize many CDOs. As floating interest rates and mortgage default rates increased, the rating agencies that had rated the mortgage securities and CDO transactions backed by such mortgages realized their default assumptions were too low and began to downgrade the credit rating of these transactions. There can be no assurance that additional losses of equal or greater magnitude will not occur in the future.

In addition to the normal risks associated with debt securities and asset backed securities (e.g., interest rate risk, credit risk and default risk) described elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or quality or go into default or be downgraded; (iii) the Fund may invest in tranches of a CDO that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer, difficulty in valuing the security or unexpected investment results.

Certain issuers of CDOs may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Fund’s investment in these structured investments from these issuers may be limited by the restrictions contained in the 1940 Act. CDOs generally charge management fees and administrative expenses that the shareholders of the Fund would pay indirectly.

Convertible securities     A convertible security is generally a debt obligation, preferred stock or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar non-convertible securities. As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent non-convertible securities. There is no guarantee that the Fund will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

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A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company’s common stock, but may be subordinate to other types of fixed-income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through, the issuing investment bank. However, the common stock received upon conversion is of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer.

Convertible preferred stock. A convertible preferred stock is usually treated like a preferred stock for the Fund’s financial reporting, credit rating and investment policies and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer’s business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase the Fund’s exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Contingent convertible securities (CoCos). A contingent convertible security, or CoCo, is a hybrid debt security typically issued by a non-U.S. bank that, upon the occurrence of a specified trigger event, may be (i) convertible into equity securities of the issuer at a predetermined share price; or (ii) written down in liquidation value. Trigger events are identified in the documents that govern the CoCo and may include a decline in the issuer’s capital below a specified threshold level, an increase in the issuer’s risk weighted assets, the share price of the issuer falling to a particular level for a certain period of time and certain regulatory events, such as a change in regulatory capital requirements. CoCos are designed to behave like bonds in times of economic health yet absorb losses when the trigger event occurs.

With respect to CoCos that provide for conversion of the CoCo into common shares of the issuer in the event of a trigger event, the conversion would deepen the subordination of the investor, subjecting the Fund to a greater risk of loss in the event of bankruptcy. In addition, because the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all). With respect to CoCos that provide for the write down in liquidation value of the CoCo in the event of a trigger event, it is possible that the liquidation value of the CoCo may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital levels below a specified threshold, the liquidation value of the CoCo may be reduced in whole or in part. The write-down of the CoCo’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the CoCo is based on par value. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer for any reason or may be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves.

CoCos are subject to the credit, interest rate, high yield securities, foreign securities and market risks associated with bonds and equity securities, and to the risks specific to convertible securities in general. They are also subject to other specific risks. CoCos typically are structurally subordinated to traditional convertible bonds in the issuer’s capital structure, which increases the risk that the Fund may experience a loss. In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. CoCos are generally speculative and the prices of CoCos may be volatile. There is no guarantee that the Fund will receive return of principal on CoCos.

Enhanced convertible securities. In addition to “plain vanilla” convertible securities, a number of different structures have been created to fit the characteristics of specific investors and issuers. Examples of these features include yield enhancement, increased equity exposure or enhanced downside protection. From an issuer’s perspective, enhanced structures are designed to meet balance sheet criteria, maximize interest/dividend payment deductibility and reduce equity dilution. Examples of enhanced convertible securities include mandatory convertible securities, convertible trust preferred securities, exchangeable securities, and zero coupon and deep discount convertible bonds.

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Risks. An investment in a convertible security may involve risks. The Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and the Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although the Fund intends to acquire convertible securities that the investment manager considers to be liquid (i.e., those securities that the investment manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. The Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities. Convertible securities may have low credit ratings, which generally correspond with higher credit risk to an investor like the Fund.

Synthetic convertible securities. A synthetic convertible is created by combining distinct securities that together possess the two principal characteristics of a true convertible security, i.e., fixed income payments in the form of interest or dividends and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible debt securities and in warrants or stock or stock index call options which grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price (or to receive cash, in the case of stock index options). Synthetic convertibles are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible instruments may also include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments.

In addition to the general risks of convertible securities and the special risks of enhanced convertible securities, there are risks unique to synthetic convertible securities. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible security is the sum of the values of its debt security component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Although the investment manager expects normally to create synthetic convertible securities whose two components provide exposure to the same issuer, the character of a synthetic convertible allows the Fund to combine components representing distinct issuers, or to combine a debt security with a call option on a stock index. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately; and the holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. Exposure to more than one issuer or participant will increase the number of parties upon which the investment depends and the complexity of that investment and, as a result, increase the Fund’s credit risk and valuation risk.

Corporate Loans, Assignments and Participations Corporate loans.      Corporate loans typically are structured and negotiated by a group of financial institutions and other investors, including in some cases, the Fund, that provide capital to the borrowers. In return, the borrowers pay interest and repay the loan’s principal. Such corporate loans often pay interest rates that are reset periodically on the basis of a floating base lending rate, such as the London Interbank Offered Rate (LIBOR) plus a premium. The Fund may invest in corporate loans directly at the time of the loan’s closing or by buying an assignment of all or a portion of the corporate loan from a lender. The Fund may also invest indirectly in a corporate loan by buying a loan participation from a lender or other purchaser of a participation. Corporate loans may include term loans, Bridge Loans (as described below) and, to the extent permissible for the Fund, revolving credit facilities, prefunded letters of credit term loans, delayed draw term loans and receivables purchase facilities.

The Fund limits the amount of total assets that it will invest in any one issuer. For purposes of these limitations, the Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund. In loan participations, a bank or other lending institution serves as financial intermediary between the Fund and the borrower, the participation may not shift to the Fund the direct debtor-creditor relationship with the borrower. In this case, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as “issuers” for these purposes. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or intermediaries engaged in the same industry, even if the underlying borrowers represent different companies and industries.

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Negotiation and administration of loans. Each type of corporate loan in which the Fund may invest typically is structured by a group of lenders and other investors. This means that the lenders and other investors, which may include other Franklin Templeton funds and accounts, participate in the negotiations with the corporate borrower and in the drafting of the terms of the corporate loan. The group of lenders and other investors often consists of commercial banks, thrift institutions, insurance companies, finance companies, other financial institutions, or in some cases other investors, including investment companies such as the Fund. Typically, the Fund will not act as the sole negotiator or sole investor for a corporate loan. One or more of the lenders usually administers the corporate loan on behalf of all the lenders and other investors; this lender is referred to as the Agent Bank.

Three ways to invest in corporate loans. The Fund may invest in corporate loans in any of three ways. The Fund may: (i) make a direct investment by purchasing an assignment of part or all of a corporate loan; (ii) make an indirect investment by purchasing a participation interest in a corporate loan; or (iii) make a direct investment in a corporate loan by participating as one of the initial investors. Participation interests are interests sold by a lender or other holders of participation interests, which usually represent a fractional interest in a corporate loan. An assignment represents a direct interest in a corporate loan or portion of a corporate loan previously owned by a different investor. Unlike where the Fund purchases a participation interest, the Fund will generally become an investor for the purposes of the relevant corporate loan agreement by purchasing an assignment.

1. Assignments of corporate loans. If the Fund purchases an assignment of a corporate loan, the Fund will assume the position of the original investor. The Fund will have the right to receive payments directly from the corporate borrower and to enforce its contractual rights directly against the corporate borrower. The purchase may be made at a discount to par. This means that the Fund receives a return at the full interest rate for the corporate loan rather than a discounted rate.

2. Participation interests in corporate loans. In contrast to the purchase of an assignment, if the Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the corporate borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the corporate borrower. Therefore, when the Fund considers an investment in corporate loans through the purchase of participation interests, its investment manager will take into account the creditworthiness of the Agent Bank and any lenders and participants interposed between the Fund and the corporate borrower. These parties are referred to as Intermediate Participants. Additionally, the Fund will consider that there may be limitations on the Fund’s ability to vote on amendments to the borrower’s underlying loan agreement.

3. Direct investments in corporate loans. When the Fund invests as an initial investor in a new corporate loan, the investment may be made at a discount to par. This means that the Fund receives a return at the full interest rate for the corporate loan, which incorporates the discount.

Because secondary purchases of loans may be made at par, at a premium from par or at a discount from par, the Fund’s return on such an investment may be lower or higher than it would have been if the Fund had made a direct initial investment. While loan participations generally trade at a discount, the Fund may buy participations trading at par or at a premium. At certain times when reduced opportunities for direct initial investment in corporate loans may exist, however, the Fund may be able to invest in corporate loans only through participation interests or assignments.

Loan participations. Loan participations may enable the Fund to acquire an interest in a corporate loan from a borrower, which it could not do directly. Because the Fund establishes a direct contractual relationship with the lender or Participant, the Fund is subject to the credit risk of the lender or Participant in addition to the usual credit risk of the corporate borrower and any Agent Bank. Under normal market conditions, loan participations that sell at a discount to the secondary loan price may indicate the borrower has credit problems or other issues associated with the credit risk of the loan. To the extent the credit problems are resolved, loan participations may appreciate in value.

In the event the corporate borrower fails to pay principal and interest when due, the Fund may have to assert rights against the borrower through an Intermediate Participant. This may subject the Fund to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the corporate borrower. Also, in the event of the insolvency of the lender or Intermediate Participant who sold the participation interest to the Fund, the Fund may not have any exclusive or senior claim with respect to the lender’s interest in the corporate loan, or in the collateral securing the corporate loan. Consequently, the Fund might not benefit directly from the collateral supporting the underlying corporate loan. If the Intermediate Participant becomes insolvent, payments of principal and/or interest may be held up or not paid by such Participant or such Participant may not have the resources to assert its and the Fund’s rights against the corporate borrower. Similar risks may arise with respect to the Agent Bank.

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Obligations to make future advances. Certain revolving credit facility corporate loans (revolvers) and some types of delayed draw loans require that the lenders and other investors, including the Fund, and Intermediate Participants make future advances to the corporate borrower at the demand of the borrower. Other continuing obligations may also exist pursuant to the terms of these types of corporate loans. If the Fund’s future obligations are not met for any reason, including the failure of an Intermediate Participant to fulfill its obligations, the Fund’s interests may be harmed.

Delayed draw term loans. Delayed draw term loans have characteristics of both revolvers and term loans, in that, before they are drawn upon by the borrower, they are similar to a revolver; however when they are drawn upon, they become fully and permanently drawn and are in essence term loans. Upon funding, when a loan is drawn upon, the loan becomes permanently funded, repaid principal amounts may not be reborrowed and interest accrues on the amount outstanding. The borrower pays a fee during the commitment period. Because these loans involve forward obligations, they are subject to the Fund’s asset segregation policies.

Prefunded L/C term loan. A prefunded L/C term loan (Pre L/C Loan) is sometimes referred to as a funded letter of credit facility. For these loans, the Agent Bank (or another bank) issues letters of credit (each letter, an L/C) to guarantee the repayment of the borrowings by the borrower, as the ultimate debtor under these loans. Each lender or other investor, such as the Fund, transfers to the Agent Bank the amount of money the lender or other investor, has committed under the Pre L/C Loan agreement. The Agent Bank holds the monies solely to satisfy the lenders’ or other investors’ obligations under the loan agreement.

Whenever the borrower needs funds, it draws against the Pre L/C Loan. Consequently, the lenders or other investors do not have to advance any additional monies at the time the borrower draws against the Pre L/C Loan. To the extent that the borrower does not draw down these monies as borrowings during the term of the Pre L/C Loan, the Agent Bank invests these monies as deposits that pay interest, usually approximating a benchmark rate, such as LIBOR. This interest is paid to the borrower. Generally, the borrower, via the Agent Bank, pays the lenders or other investors interest at a rate equivalent to the fully drawn spread plus a benchmark rate, usually LIBOR. The borrower pays this interest during the term of the loan whether or not the borrower borrows monies from the amounts held and invested by the Agent Bank. The principal and any unpaid accrued interest will be returned to the lenders and other investors upon termination of the Pre L/C loan (and upon satisfaction of all obligations).

The risks of investing in corporate loans include all the general risks of investing in debt securities. For example, investments in corporate loans are exposed to the credit risk of the borrowing corporation and any Intermediate Participants, the valuation risk of pricing corporate loans and collateral, and the illiquidity risk associated with holding unregistered, non-exchange traded securities. There are also additional risks associated with an investment in corporate loans, including those described below.

Additional credit risks. Corporate loans may be issued in leveraged or highly leveraged transactions (such as mergers, acquisitions, consolidations, liquidations, spinoffs, reorganizations or financial restructurings), or involving distressed companies or those in bankruptcy (including debtor-in-possession transactions). This means that the borrower is assuming large amounts of debt in order to have large amounts of financial resources to attempt to achieve its business objectives; there is no guarantee, however, that the borrower will achieve its business objectives. Loans issued in leveraged or highly leveraged transactions are subject to greater credit risks than other loans, including an increased possibility that the borrower might default or go into bankruptcy.

Insufficient collateral. The terms of most senior secured corporate loans and corporate debt securities in which the Fund invests generally provide that the collateral provided by the corporate borrower have a fair market value at least equal to 100% of the amount of such corporate loan at the time of the loan. The investment manager generally will determine the value of the collateral by customary valuation techniques that it considers appropriate. The collateral may consist of various types of assets or interests including working capital assets, such as accounts receivable or inventory, tangible fixed assets, such as real property, buildings and equipment, tangible or intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The borrower’s owners or other parties may provide additional security.

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The Fund may encounter difficulty valuing the collateral, especially less tangible assets. The value of the collateral may decline following investment by the Fund in the corporate loan. Also, collateral may be difficult to sell or liquidate and insufficient in the event of a default. Consequently, there can be no assurance that the liquidation of any collateral securing a corporate loan would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a corporate loan. Collateral securing a corporate loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. Some corporate loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could order currently existing or future indebtedness of the corporate borrower to be paid ahead of the corporate loans. This order could make repayment of the corporate loans in part or in full less likely. The court could take other action detrimental to the holders of the corporate loans including, in certain circumstances, invalidating such corporate loans or causing interest previously paid to be refunded to the borrower.

Potential lack of investor protections under federal and state securities laws. If a corporate loan purchased by the Fund is not considered to be a “security,” the Fund will not receive the same investor protections with respect to such investment that are available to purchasers of investments that are considered “securities” under federal and state securities laws, including any possible recourse against an underwriter.

Lack of publicly available information and ratings. Corporate loans in which the Fund may invest may not be rated by a rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to corporate loans will generally be less than that available for registered or exchange listed securities; however, the investment manager will not invest in a loan if, in its judgment, it does not have enough information on the loan to satisfy its due diligence standards.

Non-public information and limitations on its use. From time to time, the investment manager, on behalf of the Fund, may elect to receive material non-public information (MNPI) about an individual loan that is not available to other lenders of such loan who may be unwilling to enter into a non-disclosure agreement (NDA) with the borrower or company and restrict themselves from trading in the loan for a specified period of time. If the investment manager, on behalf of the Fund, elects to become restricted on any individual loan as a result of agreeing to receive MNPI about the loan and signing an NDA, the Fund might be unable to enter into a transaction in a security of that borrower, when it would otherwise be advantageous to do so.

Liquidity of corporate loans. The investment manager generally considers corporate loans, loan participations and assignments of corporate loans to be liquid. To the extent such investments are deemed to be liquid by the investment manager, they will not be subject to the Fund’s restrictions on investments in illiquid securities. Generally, a liquid market with institutional buyers exists for such interests. The investment manager monitors each type of loan and/or loan interest in which the Fund is invested to determine whether it is liquid consistent with the liquidity procedures adopted by the Fund.

No active trading market may exist for some corporate loans and some corporate loans may be subject to restrictions on resale. A secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to accurately value existing and prospective investments and to realize in a timely fashion the full value on sale of a corporate loan. In addition, the Fund may not be able to readily sell its corporate loans at prices that approximate those at which the Fund could sell such loans if they were more widely held and traded. As a result of such potential illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations.

Risks based on Agent Banks and/or Intermediate Participants. The Agent Bank typically administers the corporate loan. The Agent Bank typically is responsible for collecting principal, interest and fee payments from the corporate borrower. The Agent Bank then distributes these payments to all lenders and other investors that are parties to the corporate loan or own participation interests therein. The Fund will not act as an Agent Bank under normal circumstances. The Fund generally will rely on the Agent Bank or an Intermediate Participant to collect its portion of the payments. The Fund will also rely on the Agent Bank to take appropriate actions against a corporate borrower that is not making payments as scheduled. Typically, the Agent Bank is given broad discretion in enforcing the terms of the corporate loan, and is required to use only the same care it would use in the management of its own property. The corporate borrower compensates the Agent Bank for these services and this could create an incentive for the Agent Bank to exercise its discretion to the advantage of the corporate borrower to a greater extent than might otherwise be the case. Such compensation may include special fees paid at the start of corporate loans and fees paid on a continuing basis for ongoing services.

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In the event that a corporate borrower becomes bankrupt or insolvent, the borrower may attempt to assert certain legal defenses as a result of improper conduct by the Agent Bank or Intermediate Participant. Asserting the Fund’s legal rights against the Agent Bank or Intermediate Participant could be expensive and result in the delay or loss to the Fund of principal and/or interest payments.

There is a risk that an Agent Bank may have financial difficulty. An Agent Bank could even declare bankruptcy, or have a receiver, conservator, or similar official appointed for it by a regulatory authority. If this happens, assets held by the Agent Bank under 12 the corporate loan should remain available to holders of corporate loans, including the Fund. However, a regulatory authority or court may determine that assets held by the Agent Bank for the benefit of the Fund are subject to the claims of the Agent Bank’s general or secured creditors. The Fund might incur costs and delays in realizing payment on a corporate loan or might suffer a loss of principal or interest. Similar risks arise in situations involving Intermediate Participants, as described above.

Covenants. The borrower or issuer under a corporate loan or debt security generally must comply with various restrictive covenants contained in any corporate loan agreement between the borrower and the lending syndicate or in any trust indenture or comparable document in connection with a corporate debt security. A restrictive covenant is a promise by the borrower to take certain actions that protect, or not to take certain actions that may impair, the rights of lenders. These covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships regarding, and/or limits on, total debt. In addition, a covenant may require the borrower to prepay the corporate loan or corporate debt security with any excess cash flow. Excess cash flow generally includes net cash flow (after scheduled debt service payments and permitted capital expenditures) as well as the proceeds from asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) in a corporate loan agreement which is not waived by the Agent Bank and the lending syndicate normally is an event of acceleration. This means that the Agent Bank has the right to demand immediate repayment in full of the outstanding corporate loan. Acceleration may also occur in the case of the breach of a covenant in a corporate debt security document. If acceleration occurs and the Fund receives repayment before expected, the Fund will experience prepayment risk.

Covenants and covenant lite loans and debt securities. Some covenant lite loans may be in the market from time to time which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached. The Fund may experience losses or delays in enforcing its rights on its holdings of covenant liteloans.

Bridge financings. The Fund may also acquire interests in loans which are designed to provide temporary or “bridge” financing (Bridge Loans) to a borrower pending the sale of identified assets; the arrangement of longer-term loans; or the issuance and sale of debt obligations. The Fund may also make a commitment to participate in a Bridge Loan facility. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its loan interest to senior exchange notes if the loan has not been prepaid in full on or prior to its maturity date. Bridge Loans may be subordinate to other debt and may be unsecured or under-secured. Bridge Loans are subject to the same general risks discussed above inherent to any loan investment. Due to their subordinated nature and possible unsecured or under-secured status, Bridge Loans may involve a higher degree of overall risk than more senior loans of the same borrower. Bridge Loans also generally carry the expectation that the borrower will be able to sell the assets, obtain permanent financing or sell other debt obligations in the near future. Any delay in these occurrences subjects the Bridge Loan investor to increased credit risk and may impair the borrower’s perceived creditworthiness. In addition, Bridge Loans may become permanent.

Credit-linked notes     Credit-linked notes (CLNs) are typically set-up as a “pass-through” note structure created by a broker or bank as an alternative investment for funds or other purchasers to directly buying a bond or group of bonds. CLNs are typically issued at par, with a one to one relationship with the notional value to the underlying bond(s). The performance of the CLN, however, including maturity value, is linked to the performance of the specified underlying bond(s) as well as that of the issuing entity. In addition to the risk of loss of its principal investment, the Fund bears the risk that the issuer of the CLN will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of its investment. A downgrade or impairment to the credit rating of the issuer will also likely impact negatively the price of the CLN, regardless of the price of the bond(s) underlying the CLNs. A CLN is typically structured as a limited recourse, unsecured obligation of the issuer of such security such that the security will usually be the obligation solely of the issuer and will not be an obligation or responsibility of any other person, including the issuer of the underlying bond(s).

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Most CLNs are structured as Rule 144A securities so that they may be freely traded among institutional buyers. However, the market for CLNs may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the CLN to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices of CLNs. In certain cases, a market price for a CLN may not be available or may not be reliable, and the Fund could experience difficulty in selling such security at a price the investment manager believes is fair.

Credit-linked securities     Credit-linked securities, which may be considered to be a type of structured investment, are debt securities that represent an interest in a pool of, or are otherwise collateralized by, one or more corporate debt obligations or credit default swaps on corporate debt or bank loan obligations. Such debt obligations may represent the obligations of one or more corporate issuers. The Fund has the right to receive periodic interest payments from the issuer of the credit-linked security (usually the seller of the underlying credit default swap(s)) at an agreed-upon interest rate, and a return of principal at the maturity date. The Fund bears the risk of loss of its principal investment, and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security, in the event that one or more of the debt obligations underlying bonds or debt obligations underlying the credit default swaps go in to default or otherwise become non-performing. Upon the occurrence of such a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring) with respect to an underlying debt obligation (which may represent a credit event of one or more underlying obligors), the Fund will generally reduce the principal balance of the related credit-linked security by the Fund's pro rata interest in the par amount of the defaulted underlying debt obligation in exchange for the actual value of the defaulted underlying obligation or the defaulted underlying obligation itself, thereby causing the Fund to lose a portion of its investment. As a result, on an ongoing basis, interest on the credit-linked security will accrue on a smaller principal balance and a smaller principal balance will be returned at maturity. To the extent a credit-linked security represents an interest in underlying obligations of a single corporate issuer, a credit event with respect to such issuer presents greater risk of loss to the Fund than if the credit-linked security represented an interest in underlying obligations of multiple corporate issuers.

In addition, the Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of its investment and the remaining periodic interest payments thereon.

An investment in credit-linked securities also involves reliance on the counterparty to the swap entered into with the issuer to make periodic payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to the Fund as an investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of such securities such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

Most credit-linked securities are structured as Rule 144A securities so that they may be freely traded among institutional buyers. The Fund will generally only purchase credit-linked securities which are determined to be liquid in accordance with the Fund's liquidity guidelines. However, the market for credit-linked securities may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the securities to be interested in bidding for them. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available or may not be reliable, and the Fund could experience difficulty in selling such security at a price the investment manager believes is fair. In the event a credit-linked security is deemed to be illiquid, the Fund will include such security in calculating its limitation on investments in illiquid securities.

The value of a credit-linked security will typically increase or decrease with any change in value of the underlying debt obligations, if any, held by the issuer and the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to the Fund are based on amounts received in respect of, or the value of performance of, any underlying debt obligations specified in the terms of the relevant credit default swap, fluctuations in the value of such obligation may affect the value of the credit-linked security.

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The collateral of a credit-linked security may be one or more credit default swaps, which are subject to additional risks.

Debt securities - general description     In general, a debt security represents a loan of money to the issuer by the purchaser of the security. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividend to holders of its equity securities. Bonds, notes and commercial paper are examples of debt securities and differ in the length of the issuer's principal repayment schedule, with bonds carrying the longest repayment schedule and commercial paper the shortest:

Bonds.     A bond is a debt security in which investors lend money to an entity that borrows for a defined period of time, usually a period of more than five years, at a specified interest rate.

Commercial paper.     Commercial paper is an unsecured, short-term loan to a corporation, typically for financing accounts receivable and inventory with maturities of up to 270 days.

Debentures.     A debenture is an unsecured debt security backed only by the creditworthiness of the borrower, not by collateral.

Bills.     A bill is a short-term debt instrument, usually with a maturity of two years or less.

Notes.     A note is a debt security usually with a maturity of up to ten years.

For purposes of the discussion in this SAI of the risks of investing in debt securities generally, loans or other short-term instruments, which otherwise may not technically be considered securities, are included.

Debt securities are all generally subject to interest rate, credit, income and prepayment risks and, like all investments, are subject to liquidity and market risks to varying degrees depending upon the specific terms and type of security. The Fund's investment manager attempts to reduce credit and market risk through diversification of the Fund's portfolio and ongoing credit analysis of each issuer, as well as by monitoring economic developments, but there can be no assurance that it will be successful at doing so.

Defaulted debt securities     If the issuer of a debt security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's net asset value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's net asset value may be adversely affected before an issuer defaults. The Fund may incur additional expenses if it tries to recover principal or interest payments on a defaulted security. Defaulted debt securities often are illiquid. An investment in defaulted debt securities is generally considered speculative and may expose the Fund to similar risks as an investment in high-yield debt.

The Fund may buy defaulted debt securities. The Fund is also not required to sell a debt security that has defaulted if the investment manager believes it is advantageous to continue holding the security.

Depositary receipts     Many securities of foreign issuers are represented by American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), and European Depositary Receipts (EDRs) (collectively, depositary receipts). Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S.

ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

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EDRs and GDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. If the issuer’s home country does not have developed financial markets, the Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest, and processing corporate actions. The Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information about an issuer that has participated in the creation of a sponsored program. There may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If the Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Derivative instruments     Generally, derivatives are financial instruments whose value depends on or is derived from, the value of one or more underlying assets, reference rates, or indices or other market factors (a "reference instrument") and may relate to stocks, bonds, interest rates, credit, currencies, commodities or related indices. Derivative instruments can provide an efficient means to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Some common types of derivatives include options, futures, forwards and swaps.

Derivative instruments may be used for “hedging,” which means that they may be used when the investment manager seeks to protect the Fund's investments from a decline in value resulting from changes to interest rates, market prices, currency fluctuations or other market factors. Derivative instruments may also be used for other purposes, including to seek to increase liquidity, provide efficient portfolio management, broaden investment opportunities (including taking short or negative positions), implement a tax or cash management strategy, gain exposure to a particular security or segment of the market, modify the effective duration of the Fund's portfolio investments and/or enhance total return. However derivative instruments are used, their successful use is not assured and will depend upon, among other factors, the investment manager's ability to gauge relevant market movements.

Derivative instruments may be used for purposes of direct hedging. Direct hedging means that the transaction must be intended to reduce a specific risk exposure of a portfolio security or its denominated currency and must also be directly related to such security or currency. The Fund’s use of derivative instruments may be limited from time to time by policies adopted by the board of trustees or the Fund’s investment manager.

Because some derivative instruments used by the Fund may oblige the Fund to make payments or incur additional obligations in the future, the SEC requires investment companies to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. The obligation to cover or segregate such assets is described more fully under "Borrowing" in this SAI.

Exclusion of investment manager from commodity pool operator definition.     With respect to the Fund, the investment manager has claimed an exclusion from the definition of “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) and the rules of the Commodity Futures Trading Commission (CFTC) and, therefore, is not subject to CFTC registration or regulation as a CPO. In addition, with respect to the Fund, the investment manager is relying upon a related exclusion from the definition of “commodity trading advisor” (CTA) under the CEA and the rules of the CFTC.

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The terms of the CPO exclusion require the Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable currency forward contracts, as further described below. Because the investment manager and the Fund intend to comply with the terms of the CPO exclusion, the Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the investment manager’s reliance on these exclusions, or the Fund, its investment strategies or this SAI.

Generally, the exclusion from CPO regulation on which the investment manager relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not be marketed as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the investment manager would withdraw its notice claiming an exclusion from the definition of a CPO, and the investment manager would be subject to registration and regulation as a CPO with respect to the Fund, in accordance with CFTC rules that apply to CPOs of registered investment companies. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the investment manager’s compliance with comparable SEC requirements. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.

Currency forward contracts.     A currency forward contract is an obligation to purchase or sell a specific non-U.S. currency in exchange for another currency, which may be U.S. dollars, at an agreed exchange rate (price) at a future date. Currency forwards are typically individually negotiated and privately traded by currency traders and their customers in the interbank market. A cross currency forward is a forward contract to sell a specific non-U.S. currency in exchange for another non-U.S. currency and may be used when the price of one of those non-U.S. currencies is expected to experience a substantial movement against the other non-U.S. currency. A currency forward contract will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to when the Fund sells a security denominated in one currency and purchases a security denominated in another currency. For example, the Fund may enter into a forward contract when it owns a security that is denominated in a non-U.S. currency and desires to “lock in” the U.S. dollar value of the security. In addition, when the Fund's investment manager believes that a specific foreign currency may experience a substantial movement against another foreign currency, the Fund may enter into a cross currency forward contract to buy or sell, as appropriate, an amount of the foreign currency either: (a) approximating the value of some or all of its portfolio securities denominated in such currency (this investment practice generally is referred to as “cross-hedging”); (b) designed to derive a level of additional income or return that the Fund’s investment manager seeks to achieve for the Fund; (c) to increase liquidity; or (d) to gain exposure to a currency in a more efficient or less expensive way. The Fund may also engage in “proxy hedging.” Proxy hedging entails entering into a forward contract to buy or sell a currency whose changes in value are generally considered to perform similarly to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar and therefore another currency is used as a “proxy” for such currency.

At the maturity of a currency or cross currency forward, the Fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, the Fund may enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the counterparty to the original forward contract. The Fund may also enter into forward contracts that do not provide for physical settlement of the two currencies but instead provide for settlement by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

Under definitions adopted by the CFTC and SEC, non-deliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although non-deliverable forwards have historically been traded in the over-the-counter (OTC) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Cleared swaps,” “Risks of cleared swaps,” "Comprehensive swaps regulation" and “Developing government regulation of derivatives.” Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.

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CFTC regulation of currency and cross currency forwards, especially non-deliverable forwards, may restrict the Fund's ability to use these instruments in the manner described above or subject the investment manager to CFTC registration and regulation as a CPO.

Risks of currency forward contracts.     The successful use of these transactions will usually depend on the investment manager's ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, including because of the counterparty’s bankruptcy or insolvency. While the Fund uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Moreover, investors should bear in mind that the Fund is not obligated to actively engage in hedging or other currency transactions. For example, the Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward contracts entered into by the Fund. This imperfect correlation may cause the Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Futures contracts.     Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow the Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices and debt securities, including U.S. government debt obligations. In certain types of futures contracts, the underlying reference instrument may be a swap agreement. For more information about swap agreements generally, see “Swaps” below. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (FCM), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.

The Fund generally buys and sells futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

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When the Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that is typically calculated as an amount equal to the volatility in market value of a contract over a fixed period. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract. The account is marked-to-market daily and the variation margin is monitored by the Fund’s investment manager and custodian on a daily basis. When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts.     The Fund’s use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to the Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the investment manager’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, the Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if the Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the investment manager may still not necessarily result in a profitable transaction.

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Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as the Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Swaps.     Generally, swap agreements are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-U.S. currency, or a “basket” of securities representing a particular index. Swaps can also be based on credit and other events.

The Fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the Fund and its counterparty with respect to a particular swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net difference in the two payments. The Fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement does not provide for that type of netting, the full amount of the Fund's obligations will be accrued on a daily basis.

Comprehensive swaps regulation.     The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

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Uncleared swaps.     In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. The Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (ISDA) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or non-defaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, the Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including any early termination payments (variation margin). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Fund does not typically provide initial margin in connection with uncleared swaps. However, rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time. When these rules take effect with respect to the Fund, if the Fund is deemed to have material swaps exposure under applicable swap regulations, it will be required to post initial margin in addition to variation margin.

Cleared swaps.     Certain standardized swaps are subject to mandatory central clearing and exchange-trading. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant, CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those cleared swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.

In a cleared swap, the Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party’s FCM, which must be a member of the clearinghouse that serves as the central counterparty. Transactions executed on a swap execution facility (SEF) may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past. When the Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in market value of the cleared swap over a fixed period, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund’s cleared swap declines, the Fund will be required to make additional “variation margin” payments to the FCM to settle the change in value. Conversely, if the market value of the Fund’s position increases, the FCM will post additional “variation margin” to the Fund’s account. At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Credit default swaps.     The "buyer" of protection in a credit default swap agreement is obligated to pay the "seller" a periodic stream of payments over the term of the agreement in return for a payment by the "seller" that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is either the par amount of the reference debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the decrease in market value of the reference debt obligation following the occurrence of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

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Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration or default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determination Committees are comprised principally of dealers in the OTC derivatives markets which may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred.

For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

Currency swaps.     A currency swap is generally a contract between two parties to exchange one currency for another currency at the start of the contract and then exchange periodic floating or fixed rates during the term of the contract based upon the relative value differential between the two currencies. Unlike other types of swaps, currency swaps typically involve the delivery of the entire principal (notional) amounts of the two currencies at the time the swap is entered into. At the end of the swap contract, the parties receive back the principal amounts of the two currencies. In such a situation, the full notional value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund may also enter into currency swaps on a net basis, which means the two different currency payment streams under the swap agreement are converted and netted out to a single cash payment in just one of the currencies.

For example, a currency swap may be used to hedge the interest payments and principal amount of a debt obligation that is denominated in a non-U.S. currency by entering into a cross currency swap whereby one party would make payments in the non-U.S. currency and receive payments in U.S. dollars. Or, a currency swap may be used to gain exposure to non-U.S. currencies and non-U.S. interest rates by making payments in U.S. dollars and receiving payments in non-U.S. currencies.

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Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These actions could result in losses to the Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations, including any derivative transaction obligations. These actions could also have an adverse effect on the Fund’s currency transactions or cause the Fund’s hedging positions to be rendered useless.

Interest rate swaps.     An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one party's obligation is based on an interest rate fixed to maturity while the other party's obligation is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Alternatively, both payment obligations may be based on an interest rate that changes in accordance with changes in a designated benchmark (also known as a “basis swap”). In a basis swap, the rates may be based on different benchmarks (for example, LIBOR versus commercial paper) or on different terms of the same benchmark (for example, one-month LIBOR versus three-month LIBOR). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.

By swapping one interest rate payment for another, an interest rate swap can be used to increase or decrease the Fund's exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are often used to permit the party seeking a floating rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. Similarly, a basis swap can be used to increase or decrease the Fund's exposure to various interest rates, including to hedge against or speculate on the spread between the two indexes, or to manage duration. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Inflation index swaps. An inflation index swap is a contract between two parties, whereby one party makes payments based on the cumulative percentage increase in an index that serves as a measure of inflation (typically, the Consumer Price Index) and the other party makes a regular payment based on a compounded fixed rate. Each party’s payment obligation under the swap is determined by reference to a specified “notional” amount of money. Typically, an inflation index swap has payment obligations netted and exchanged upon maturity. The value of an inflation index swap is expected to change in response to changes in the rate of inflation. If inflation increases at a faster rate than anticipated at the time the swap is entered into, the swap will increase in value. Similarly, if inflation increases at a rate slower than anticipated at the time the swap is entered into, the swap will decrease in value.

Fixed income total return swaps. A fixed income total return swap is an agreement between two parties, pursuant to which one pays (and the other receives) an amount equal to the total return (including, typically, income and capital gains distributions, principal prepayment or credit losses) of an underlying reference asset (e.g., a note, bond or index) in exchange for a regular payment, at a floating rate based on LIBOR, or alternatively at a fixed rate or the total rate of return on another financial instrument. The Fund may take either position in a total return swap (i.e., the Fund may receive or pay the total return on the underlying reference asset). A fixed income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high yield bonds or emerging market bonds).

Options on swap agreements. An option on a swap agreement generally is an OTC option (see the discussion above on OTC options) that gives the buyer of the option the right, but not the obligation, in return for payment of a premium to the seller, to enter into a previously negotiated swap agreement, or to extend, terminate or otherwise modify the terms of an existing swap agreement. The writer (seller) of an option on a swap agreement receives premium payments from the buyer and, in exchange, becomes obligated to enter into or modify an underlying swap agreement upon the exercise of the option by the buyer. When the Fund purchases an option on a swap agreement, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised, plus any related transaction costs.

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There can be no assurance that a liquid secondary market will exist for any particular option on a swap agreement, or at any particular time, and the Fund may have difficulty affecting closing transactions in particular options on swap agreements. Therefore, the Fund may have to exercise the options that it purchases in order to realize any profit and take delivery of the underlying swap agreement. The Fund could then incur transaction costs upon the sale or closing out of the underlying swap agreement. In the event that the option on a swap is exercised, the counterparty for such option would be the same counterparty with whom the Fund entered into the underlying swap.

However, if the Fund writes (sells) an option on a swap agreement, the Fund is bound by the terms of the underlying swap agreement upon exercise of the option by the buyer, which may result in losses to the Fund in excess of the premium it received. Options on swap agreements involve the risks associated with derivative instruments generally, as described above, as well as the additional risks associated with both options and swaps generally.

Options on swap agreements are considered to be swaps for purposes of CFTC regulation. Although they are traded OTC, the CFTC may in the future designate certain options on swaps as subject to mandatory clearing. For more information, see “Cleared swaps” and “Risks of cleared swaps.”

An option on an interest rate swap (also sometimes referred to as a “swaption”) is a contract that gives the purchaser the right, but not the obligation, in return for payment of a premium, to enter into a new interest rate swap. A pay fixed option on an interest rate swap gives the buyer the right to establish a position in an interest rate swap where the buyer will pay (and the writer will receive) the fixed-rate cash flows and receive (and the writer will pay) the floating-rate cash flows. In general, most options on interest rate swaps are “European” exercise, which means that they can only be exercised at the end of the option term. Depending on the movement of interest rates between the time of purchase and expiration, the value of the underlying interest rate swap and therefore also the value of the option on the interest rate swap will change.

An option on a credit default swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new credit default swap on a reference entity at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a put option, in a payer option on a credit default swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to buy credit protection on a reference entity (e.g., a particular portfolio security) at a predetermined spread on a future date. Similar to a call option, in a receiver option on a credit default swap the option buyer pays a premium for the right, but not the obligation to sell credit default swap protection on a reference entity or index. Depending on the movement of market spreads with respect to the particular referenced debt securities between the time of purchase and expiration of the option, the value of the underlying credit default swap and therefore the value of the option will change. Options on credit default swaps currently are traded OTC and the specific terms of each option on a credit default swap are negotiated directly with the counterparty.

An option on a total return swap is a contract that gives the buyer the right (but not the obligation), in return for payment of a premium to the option seller, to enter into a new total return swap on a reference asset at a predetermined spread on a future date. This spread is the price at which the contract is executed (the option strike price). Similar to a payer option on a credit default swap, in a payer option on a total return swap, the option buyer pays a premium to the option seller for the right, but not the obligation, to sell the return on a reference asset or index at a predetermined spread on a future date in return for a regular payment. Similar to a receiver option on a credit default swap, in a receiver option on a total return swap the option buyer pays a premium for the right, but not the obligation to receive the total return of the reference asset or index in return for a regular payment. Depending on the movement of market spreads with respect to the particular referenced asset or index between the time of purchase and expiration of the option, the value of the 25 underlying total return swap and therefore the value of the option will change. Options on total return swaps currently are traded OTC and the specific terms of each option on a total return swap are negotiated directly with the counterparty.

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Risks of swaps generally.     The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the investment manager correctly to predict which types of investments are likely to produce greater returns. If the investment manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund's risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, the Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to the Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Fund’s investment manager, under the supervision of the board of trustees, is responsible for determining and monitoring the liquidity of the Fund's swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds' identities as intended.

Certain IRS positions may limit the Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Fund’s ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” below.

Risks of uncleared swaps.     Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. The Fund’s investment manager will only approve a swap agreement counterparty for the Fund if the investment manager deems the counterparty to be creditworthy under the Fund’s Counterparty Credit Review Standards, adopted and reviewed annually by the Fund’s board. However, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps.     As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Fund.

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Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear.

With cleared swaps, the Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund’s investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap transactions upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

Currently, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators have proposed and are expected to adopt rules imposing certain margin requirements on uncleared swaps in the near future, which are likely to impose higher margin requirements on uncleared swaps.

Finally, the Fund is subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Combined transactions.     The Fund may enter into multiple derivative instruments, and any combination of derivative instruments as part of a single or combined strategy (a Combined Transaction) when, in the opinion of the investment manager, it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the investment manager’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal(s), it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Developing government regulation of derivatives.     The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal(s). The investment manager will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund’s investments and cost of doing business.

Equity securities     Equity securities represent a proportionate share of the ownership of a company; their value is based on the success of the company’s business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company’s success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, rights or equity interests in trusts, partnerships, joint ventures or similar enterprises. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

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Foreign securities     For purposes of the Fund's prospectus and SAI, "foreign securities" refers to non-U.S. securities. There are substantial risks associated with investing in the securities of governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments. The value of foreign securities (like U.S. securities) is affected by general economic conditions and individual issuer and industry earnings prospects. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments, including sanctions imposed by other countries or governmental entities, that could affect investments in securities of issuers in foreign nations. There is no assurance that the investment manager will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign issuers comparable to the reports and ratings published about issuers in the U.S. Foreign issuers generally are not subject to uniform accounting or financial reporting standards. Auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Certain countries' legal institutions, financial markets and services are less developed than those in the U.S. or other major economies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company. Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals. Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. In some countries the repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

From time to time, trading in a foreign market may be interrupted. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. The Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value.

In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the U.S., are likely to be higher. Foreign security trading, settlement and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, may be cumbersome and may result in increased risk or substantial delays. This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian.

To the extent that the Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected. In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of the Fund's assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

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The 2016 referendum in which the United Kingdom voted to exit the European Union (EU) has caused, and may continue to cause, market volatility in various regional markets due to political, economic and legal uncertainty. In addition, if one or more countries were to exit the EU or abandon the use of the Euro as a currency, the value of investments associated with those countries or the Euro could decline significantly and unpredictably and it would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

The holding of foreign securities may be limited by the Fund to avoid investment in certain Passive Foreign Investment Companies (PFICs) and the imposition of a PFIC tax on the Fund resulting from such investments.

Developing markets or emerging markets. Investments in issuers domiciled or with significant operations in developing market or emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include, among others (i) less social, political and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national 28 interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which the Fund may trade may not possess the same degree of financial sophistication, creditworthiness or resources as those in developed markets; and (ix) the possibility that when favorable economic developments occur in some developing market countries, such developments may be slowed or reversed by unanticipated economic, political or social events in such countries.

Due to political, military or regional conflicts or due to terrorism or war, it is possible that the United States, other nations or other governmental entities (including supranational entities) could impose sanctions on a country involved in such conflicts that limit or restrict foreign investment, the movement of assets or other economic activity in that country. Such sanctions or other intergovernmental actions could result in the devaluation of a country’s currency, a downgrade in the credit ratings of issuers in such country, or a decline in the value and liquidity of securities of issuers in that country. In addition, an imposition of sanctions upon certain issuers in a country could result in an immediate freeze of that issuer’s securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Countermeasures could be taken by the country’s government, which could involve the seizure of the Fund’s assets. In addition, such actions could adversely affect a country’s economy, possibly forcing the economy into a recession.

In addition, many developing market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to the Fund may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (counterparty) through whom the relevant transaction is effected might result in a loss being suffered by the Fund. The Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to the Fund. Legal compensation schemes may be non-existent, limited or inadequate to meet the Fund’s claims in any of these events.

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Securities trading in developing markets presents additional credit and financial risks. The Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt or implement creditworthiness standards, financial reporting standards or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to nonresidents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Investments in developing market countries may involve risks of nationalization, expropriation and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that similar expropriation will not occur in the future. In the event of expropriation, the Fund could lose all or a substantial portion of any investments it has made in the affected countries. Accounting, auditing and reporting standards in certain countries in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which the Fund invested may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including the Fund’s securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund’s shareholders.

Frontier markets. Frontier market countries include a sub-set of those currently considered to be developing by the World Bank, the International Finance Corporation, the United Nations, or the countries’ authorities, or countries with a stock market capitalization of less than 3% of the MSCI World Index. These countries typically are located in the Asia-Pacific region, the Middle East, Central and South America, Eastern Europe and Africa. The risks of investing in emerging/developing markets are heightened in frontier markets, which have even less developed economies and financial systems.

Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries.

In addition, investing in frontier markets includes the risk of share blocking. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level, for a period of time around a shareholder meeting. These restrictions have the effect of prohibiting securities to potentially be voted (or having been voted), from trading within a specified number of days before, and in certain instances, after the shareholder meeting.

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Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The specific practices may vary by market and the blocking period can last from a day to several weeks, typically terminating on a date established at the discretion of the issuer. Once blocked, the only manner in which to remove the block would be to withdraw a previously cast vote, or to abstain from voting all together. The process for having a blocking restriction lifted can be very difficult with the particular requirements varying widely by country. Additionally, in certain countries, the block cannot be removed.

Foreign corporate debt securities.     Foreign corporate debt securities, including Samurai bonds, Yankee bonds, Eurobonds and Global Bonds, may be purchased to gain exposure to investment opportunities in other countries in a certain currency. A Samurai bond is a yen-denominated bond issued in Japan by a non-Japanese company. Eurobonds are foreign bonds issued and traded in countries other than the country and currency in which the bond was denominated. Eurobonds generally trade on a number of exchanges and are issued in bearer form, carry a fixed or floating rate of interest, and typically amortize principal through a single payment for the entire principal at maturity with semiannual interest payments. Yankee bonds are bonds denominated in U.S. dollars issued by foreign banks and corporations, and registered with the SEC for sale in the U.S. A Global Bond is a certificate representing the total debt of an issue. Such bonds are created to control the primary market distribution of an issue in compliance with selling restrictions in certain jurisdictions or because definitive bond certificates are not available. A Global Bond is also known as a Global Certificate.

Foreign currency exchange rates.     Changes in foreign currency exchange rates will affect the U.S. dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by the Fund in that foreign currency. This may affect the Fund's share price, income and distributions to shareholders. Some countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It will be more difficult for the investment manager to value securities denominated in currencies that are fixed or managed. Certain currencies may not be internationally traded, which could cause illiquidity with respect to the Fund's investments in that currency and any securities denominated in that currency. Currency markets generally are not as regulated as securities markets. The Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of securities in U.S. dollars are used for the purchase of securities denominated in foreign currencies. Some countries may adopt policies that would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after the Fund's income has been accrued and translated into U.S. dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases the Fund's exposure to foreign securities losses.

Foreign governmental and supranational debt securities.     Investments in debt securities of governmental or supranational issuers are subject to all the risks associated with investments in U.S. and foreign securities and certain additional risks.

Foreign government debt securities, sometimes known as sovereign debt securities, include debt securities issued, sponsored or guaranteed by: governments or governmental agencies, instrumentalities, or political subdivisions located in emerging or developed market countries; government owned, controlled or sponsored entities located in emerging or developed market countries; and entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction, trade, harmonization of standards or laws, economic development, and humanitarian, political or environmental initiatives. Supranational debt obligations include: Brady Bonds (which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness); participations in loans between emerging market governments and financial institutions; and debt securities issued by supranational entities such as the World Bank, Asia Development Bank, European Investment Bank and the European Economic Community.

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Foreign government debt securities are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling or unable to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor's willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the issuing country's economy as a whole, the sovereign debtor's policy toward principal international lenders, such as the International Monetary Fund or the World Bank, and the political considerations or constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country's access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which the Fund may collect in whole or in part on debt subject to default by a government.

High-yield debt securities     High-yield or lower-rated debt securities (also referred to as “junk bonds”) are securities that have been rated below the top four rating categories (e.g., BB or Ba and lower) by one or more independent rating organizations such as Moody’s or S&P and are considered below investment grade. These securities generally have greater risk with respect to the payment of interest and repayment of principal, or may be in default and are often considered to be speculative and involve greater risk of loss because they are generally unsecured and are often subordinated to other debt of the issuer.

Adverse publicity, investor perceptions, whether or not based on fundamental analysis, or real or perceived adverse economic and competitive industry conditions may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher-rated securities. The Fund relies on the investment manager’s judgment, analysis and experience in evaluating the creditworthiness of an issuer of lower-rated securities. In such evaluations, the investment manager takes into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. There can be no assurance the investment manager will be successful in evaluating the creditworthiness of an issuer or the value of high yield debt securities generally.

The prices of lower-rated debt securities may be less sensitive to interest rate changes than higher-rated debt securities, but more sensitive to economic downturns or individual adverse corporate developments. Market anticipation of an economic downturn or of rising interest rates, for example, could cause a decline in lower-rated debt securities prices. This is because an economic downturn could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. Similarly, the impact of individual adverse corporate developments, or public perceptions thereof, will be greater for lower-rated securities because the issuers of such securities are more likely to enter bankruptcy. If the issuer of lower-rated debt securities defaults, the Fund may incur substantial expenses to seek recovery of all or a portion of its investments or to exercise other rights as a security holder. The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund’s shareholders.

Lower-rated debt securities frequently have call or buy-back features that allow an issuer to redeem the securities from their holders. Although these securities are typically not callable for a period of time, usually for three to five years from the date of issue, the Fund will be exposed to prepayment risk.

The markets in which lower-rated debt securities are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at desirable prices to meet redemption requests or to respond to a specific economic event, such as deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain lower-rated debt securities also may make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund’s portfolio. Market quotations are generally available on many lower-rated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices of actual sales, which may limit the Fund’s ability to rely on such quotations.

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Some lower-rated debt securities are sold without registration under federal securities laws and, therefore, carry restrictions on resale. While many of such lower-rated debt securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, as amended (1933 Act), which entails special responsibilities and liabilities. The Fund also may incur extra costs when selling restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

High-yield, fixed-income securities acquired during an initial underwriting involve special credit risks because they are new issues. The investment manager will carefully review the issuer’s credit and other characteristics.

The credit risk factors described above also apply to high-yield zero coupon, deferred interest and pay-in-kind securities. These securities have an additional risk, however, because unlike securities that pay interest periodically until maturity, zero coupon bonds and similar securities will not make any interest or principal payments until the cash payment date or maturity of the security. If the issuer defaults, the Fund may not obtain any return on its investment.

High-yield mortgage securities     Certain mortgage securities may be rated below investment grade by Moody’s or S&P (below their top four rating categories (e.g., BB or Ba and lower)), or may be unrated and deemed to be of comparable quality by the investment manager. These mortgage securities involve greater risk of loss of some or all of the Fund's investment, or delays in the receipt of interest and principal payments than higher-quality mortgage securities and are generally considered to be predominantly speculative.

High-yield mortgage securities are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates that could affect the ability of the borrowers in the underlying mortgages to make interest and principal payments when due. An unexpectedly high rate of default on the underlying mortgages may limit substantially the mortgage pool’s ability to make payments of principal or interest to the Fund, which may reduce the value of such mortgage securities or, in some cases, render them worthless. In addition, the Fund is susceptible to the credit quality of the issuer of a mortgage security, which may not be as financially sound as an issuer of a higher-rated mortgage security. If an issuer stops making interest and/or principal payments, or if the borrowers in the underlying mortgages default and the guarantees, if any, for the mortgage securities default or otherwise fail, payments on the securities may never resume.

Adverse publicity, investor perceptions, whether or not based on fundamental analysis, or real or perceived adverse economic and competitive industry conditions may decrease the values and liquidity of lower-rated mortgage securities, especially in a thinly traded market. Analysis of the creditworthiness of lower-rated mortgage securities may be more complex than for higher-rated mortgage securities. The Fund relies on the investment manager's judgment, analysis and experience in evaluating the creditworthiness of lower-rated securities. In such evaluations, the investment manager takes into consideration, among other things, the quality of the underlying mortgages, the pool’s sensitivity to economic conditions and trends, its history, the quality of the issuer's management and regulatory matters. There can be no assurance the investment manager will be successful in evaluating the creditworthiness of an issuer or the value of high yield mortgage securities generally.

The prices of lower-rated mortgage securities may be less sensitive to interest rate changes than higher-rated mortgage securities, but more sensitive to economic downturns or adverse developments in the housing markets. Market anticipation of an economic downturn or of rising interest rates, for example, could cause a decline in lower-rated mortgage securities prices. This is because an economic downturn could lessen the ability of the borrowers of the mortgages in lower-rated mortgage securities to make principal and interest payments when due. In addition, if the issuer of lower-rated mortgage securities defaults, the Fund may incur substantial expenses to seek recovery of all or a portion of its investments or to exercise other rights as a security holder. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the Fund's shareholders.

The markets in which lower-rated mortgage securities are traded are more limited than those in which higher-rated mortgage securities are traded. The existence of limited markets for particular securities may diminish the Fund's ability to sell the securities at desirable prices to meet redemption requests or to respond to a specific economic event, such as deterioration in the creditworthiness of the mortgage pool. Reduced secondary market liquidity for certain lower-rated mortgage securities also may make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many lower-rated mortgage securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices of actual sales, which may limit the Fund's ability to rely on such quotations.

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Some lower-rated securities are sold without registration under federal securities laws and, therefore, carry restrictions on resale. While many of such lower-rated securities have been sold with registration rights, covenants and penalty provisions for delayed registration, if the Fund is required to sell restricted securities before the securities have been registered, it may be deemed an underwriter of the securities under the Securities Act of 1933, as amended (1933 Act), which entails special responsibilities and liabilities. The Fund also may incur extra costs when selling restricted securities, although the Fund will generally not incur any costs when the issuer is responsible for registering the securities.

Illiquid securities     Generally, an “illiquid security” or “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments generally include investments for which no market exists or which are legally restricted as to their transfer (such as those issued pursuant to an exemption from the registration requirements of the federal securities laws). Restricted securities are generally sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (1933 Act). If registration of a security previously acquired in a private transaction is required, the Fund, as the holder of the security, may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it will be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. To the extent it is determined that there is a liquid institutional or other market for certain restricted securities, the Fund would consider them to be liquid securities. An example is a restricted security that may be freely transferred among qualified institutional buyers pursuant to Rule 144A under the 1933 Act, and for which a liquid institutional market has developed. Rule 144A securities may be subject, however, to a greater possibility of becoming illiquid than securities that have been registered with the SEC.

The following factors may be taken into account in determining whether a restricted security is properly considered a liquid security: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to buy or sell the security and the number of other potential buyers; (iii) any dealer undertakings to make a market in the security; and (iv) the nature of the security and of the marketplace trades (e.g., any demand, put or tender features, the method of soliciting offers, the mechanics and other requirements for transfer, and the ability to assign or offset the rights and obligations of the security). The nature of the security and its trading includes the time needed to sell the security, the method of soliciting offers to purchase or sell the security, and the mechanics of transferring the security including the role of parties such as foreign or U.S. custodians, subcustodians, currency exchange brokers, and depositories.

The sale of illiquid investments often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of investments eligible for trading on national securities exchanges or in the over-the-counter (OTC) markets. Illiquid investments often sell at a price lower than similar investments that are not subject to restrictions on resale.

The risk to the Fund in holding illiquid investments is that they may be more difficult to sell if the Fund wants to dispose of the investment in response to adverse developments or in order to raise money for redemptions or other investment opportunities. Illiquid trading conditions may also make it more difficult for the Fund to realize an investment's fair value.

The Fund may also be unable to achieve its desired level of exposure to a certain investment, issuer, or sector due to overall limitations on its ability to invest in illiquid investments and the difficulty in purchasing such investments.

If illiquid investments exceed 15% of the Fund’s net assets after the time of purchase, the Fund will take steps to reduce its holdings of illiquid investments to or below 15% of its net assets within a reasonable period of time, and will notify the Trust’s Board of Trustees and make the required filings with the SEC in accordance with Rule 22e-4 under the 1940 Act. Because illiquid investments may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid investments while their price depreciates. Depreciation in the price of illiquid investments may cause the net asset value of a Fund to decline.

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Inflation-indexed securities     Inflation-indexed securities are debt securities, the value of which is periodically adjusted to reflect a measure of inflation. Two structures are common for inflation-indexed securities. The U.S. Treasury and some other issuers use a structure that reflects inflation as it accrues by increasing the U.S. dollar amount of the principal originally invested. Other issuers pay out the inflation as it accrues as part of a semiannual coupon. Any amount accrued on an inflation-indexed security, regardless whether paid out as a coupon or added to the principal, is generally considered taxable income. Where the accrued amount is added to the principal and no cash income is received until maturity, the Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make distributions to shareholders required for U.S. tax purposes.

An investor could experience a loss of principal and income on investments in inflation-indexed securities. In a deflationary environment, the value of the principal invested in an inflation-indexed security will be adjusted downward, just as it would be adjusted upward in an inflationary environment. Because the interest on an inflation-indexed security is calculated with respect to the amount of principal which is smaller following a deflationary period, interest payments will also be reduced, just as they would be increased following an inflationary period.

In the case of U.S. Treasury inflation-indexed securities, the return of at least the original U.S. dollar amount of principal invested is guaranteed, so an investor receives the greater of its original principal or the inflation-adjusted principal. If the return of principal is not guaranteed, the investor may receive less than the amount it originally invested in an inflation-indexed security following a period of deflation. Any guarantee of principal provided by a party other than the U.S. government will increase the Fund’s exposure to the credit risk of that party.

The value of inflation-indexed securities is generally expected to change in response to changes in “real” interest rates. The real interest rate is the rate of interest that would be paid in the absence of inflation. The actual rate of interest, referred to as the nominal interest rate, is equal to the real interest rate plus the rate of inflation. If inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities.

While inflation-indexed securities are designed to provide some protection from long-term inflationary trends, short-term increases in inflation may lead to a decline in their value. For example, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure. The reasons that interest rates may rise without a corresponding increase in inflation include changes in currency exchange rates and temporary shortages of credit or liquidity. When interest rates rise without a corresponding increase in inflation, the Fund’s investment in inflation-indexed securities will forego the additional return that could have been earned on a floating rate debt security.

The periodic adjustment of U.S. inflation-protected debt securities is tied to the Consumer Price Index for Urban Consumers (CPI-U), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is an index of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-protected debt securities issued by a foreign government are generally adjusted to reflect a comparable consumer inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the actual rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. To the extent that the Fund invests in inflation-indexed securities as a hedge against inflation, an imperfect hedge will result if the cost of living (as represented in the CPI-U) has a different inflation rate than the Fund’s interests in industries and sectors minimally affected by changes in the cost of living.

Interfund lending program     Pursuant to an exemptive order granted by the SEC (Lending Order), the Fund has the ability to lend money to, and borrow money from, other Franklin Templeton funds for temporary purposes (Interfund Lending Program) pursuant to a master interfund lending agreement (Interfund Loan). Lending and borrowing through the Interfund Lending Program provides the borrowing fund with a lower interest rate than it would have paid if it borrowed money from a bank, and provides the lending fund with an alternative short-term investment with a higher rate of return than other available short-term investments. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. The Fund may only participate in the Interfund Lending Program to the extent permitted by its investment goal(s), policies and restrictions and only subject to meeting the conditions of the Lending Order.

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The limitations of the Interfund Lending Program are described below and these and the other conditions of the Lending Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending and borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund under the Interfund Lending Program, there is a risk that the Interfund Loan could be called on one business day’s notice, in which case the borrowing fund may have to utilize a line of credit, which would likely involve higher rates, seek an Interfund Loan from another fund, or liquidate portfolio securities if no lending sources are available to meet its liquidity needs. Interfund Loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment could result in a lost opportunity by the lending fund or force the lending fund to borrow or liquidate securities to meet its liquidity needs.

Under the Interfund Lending Program, the Fund may borrow on an unsecured basis through the Interfund Lending Program if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another fund, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If the Fund’s total outstanding borrowings immediately after an Interfund Loan exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. The Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after such borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by the Fund’s investment restrictions.

If the Fund has outstanding bank borrowings, any Interfund Loans to the Fund would: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default by the Fund occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call would be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

In addition, no fund may lend to another fund through the Interfund Lending Program if the loan would cause the lending fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans will be limited to the time required to obtain cash sufficient to repay such Interfund Loan, either through the sale of portfolio securities or the net sales of the fund’s shares, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

Investment company securities     The Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto. With respect to unaffiliated funds in which the Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. The Fund will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund's investments to exceed such limits in unaffiliated underlying funds. To the extent that the Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. The Fund may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

The Fund will not acquire shares of other affiliated or unaffiliated open-end funds or unit investment trusts in reliance on paragraph (F) or (G) of Section 12(d)(1) of the 1940 Act.

Investment grade debt securities     Investment grade debt securities are securities that are rated at the time of purchase in the top four ratings categories by one or more independent rating organizations such as S&P (rated BBB- or better) or Moody’s (rated Baa3 or higher) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Generally, a higher rating indicates the rating agency's opinion that there is less risk of default of obligations thereunder including timely repayment of principal and payment of interest. Debt securities in the lowest investment grade category may have speculative characteristics and more closely resemble high-yield debt securities than investment-grade debt securities. Lower-rated securities may be subject to all the risks applicable to high-yield debt securities and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities.

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A number of risks associated with rating agencies apply to the purchase or sale of investment grade debt securities.

Marketplace loans     Marketplace loans are originated through online platforms that provide a marketplace for lending and match consumers, small and mid-sized enterprises or companies (SMEs) and other borrowers seeking loans with investors that are willing to provide the funding for such loans (Marketplace Loans). The Fund may invest in marketplace lending instruments through a combination of: (i) investing in whole Marketplace Loans through the purchase of whole loans either individually or in aggregations; (ii) investing in notes or other pass-through obligations issued by a platform representing the right to receive the principal and interest payments on a Marketplace Loan (or fractional portions thereof) originated through the platform (“Pass-Through Notes”); (iii) purchasing asset-backed securities representing ownership in a pool of Marketplace Loans; and (iv) investing in public or private investment funds that purchase Marketplace Loans.

Marketplace loan borrowers may seek loans for a variety of different purposes (e.g., loans for education, loans to fund elective medical procedures or loans for franchise financing). The procedures through which borrowers obtain loans can vary between platforms, and between the types of loans (e.g., consumer versus SME). Marketplace lending is often referred to as “peer to peer” lending because of the industry’s initial focus on individual investors and consumer loan borrowers. However, since its inception, the industry has grown to include substantial involvement by institutional investors.

In the case of consumer platforms, prospective borrowers must disclose or otherwise make available to the platform operator certain financial and other information including, for example, the borrower’s credit score (as determined by a credit reporting agency), income, debt-to-income ratio, credit utilization, employment status, homeownership status, number of existing 35 credit lines, intended use of funds, and the number and/or amount of recent payment defaults and delinquencies, certain of which information is then made available to prospective lenders. The borrower must satisfy the minimum eligibility requirements set by the platform operator. The platform operator uses the information provided by the borrower (along with other relevant data such as the characteristics of the loan) to assign its own credit rating (in the case of most consumer platforms) and the interest rate for the requested loan.

Lenders may select which loans to fund based on such borrower-provided information and platform-assigned credit rating (to the extent one is assigned) and the yield to the lender. The yield to the lender is the fixed interest rate assigned by the platform to the loan net of any fees charged by the platform, including servicing fees. Such servicing fees cover services such as screening borrowers for their eligibility, managing the supply and demand of the marketplace, and facilitating payments and debt collection, among other things. A typical servicing fee charged to the lender is 1% of the outstanding loan balance. Platforms may also charge borrowers an origination fee, which is typically 1% to 5% of the loan balance. The platforms may set limits as to the maximum dollar amount that may be requested by a borrower (whether through one or multiple loans) and the minimum dollar amount that a lender must provide under each loan. The loans originated through the online consumer lending platforms typically have a fixed term ranging between six months and five years in principal amounts with a minimum (e.g., $1,000) and maximum (e.g., $100,000), and typically amortize through equal monthly payments to their maturity dates.

The Fund only enters into arrangements with platforms that have provided the Fund with a written commitment to deliver or cause to be delivered individual loan-level data. The Fund will not enter into arrangements with platforms where the investment manager, in its judgment, believes that it will not reasonably be able to evaluate the completeness and accuracy of the individual loan data provided by the platform relevant to the existence and valuation of the loans purchased and utilized in the accounting of the loans.

In the United States, platforms are subject to extensive regulation, oversight and examination at the federal, state and local level, and across multiple jurisdictions if they operate their business nationwide. Accordingly, platforms are generally subject to various securities, lending, licensing and consumer protection laws. Most states limit by statute the maximum rate of interest that lenders may charge on consumer loans. A limited number of states also may have interest rate caps for certain commercial loans. The maximum permitted interest rate can vary substantially between states. Some states impose a fixed maximum rate while others link the maximum rate to a floating rate index. Some platforms obtain state lending licenses and lend directly to borrowers. Other platform operators through a contractual relationship with a bank purchase bank originated loans. In this model, an operator of a platform may be able to (through existing law and legal interpretations) be the beneficiary of the federal preemption available to federally insured banks that preempt the state laws and usury rates applicable under the various state laws where borrowers reside.

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Marketplace Pass-Through Notes. The operator of a platform may purchase a loan from a funding bank at par using the funds of multiple lenders and then issue to each such lender at par a Pass-Through Note of the operator (or an affiliate of the operator) representing the right to receive the lender’s proportionate share of all principal and interest payments received by the operator from the borrower on the loan funded by such lender (net of the platform servicing fees). Alternatively, certain operators (including most SME lenders) do not engage funding banks but instead extend their loans directly to the borrowers. These lenders similarly may sell Pass-Through Notes backed by individual loans. The platform operator typically will service the loans it originates and will maintain a separate segregated deposit account into which it will deposit all payments received from the obligors on the loans. Upon identification of the proceeds received with respect to a loan and deduction of applicable fees, the platform operator forwards the amounts owed to the lenders or the holders of any related Pass-Through Notes, as applicable. A platform operator is not obligated to make any payments due on a Pass-Through Note (except to the extent that the operator actually receives payments from the borrower on the related loan). Accordingly, lenders and investors assume all of the credit risk on the loans they fund through a Pass-Through Note purchased from a platform operator and are not entitled to recover any deficiency of principal or interest from the platform operator if the underlying borrower defaults on its payments due with respect to a loan.

Marketplace Loan Asset-Backed Securities. The Fund may also invest in Marketplace Loans through special purpose vehicles (“SPVs”) established solely for the purpose of holding assets (e.g., commercial loans) and issuing securities (“asset-backed securities”) secured only by such underlying assets (a practice known as securitization). The Fund may invest, for example, in an SPV that holds a pool of loans originated by a particular platform. The SPV may issue multiple classes of asset-backed securities with different levels of seniority. The more senior classes will be entitled to receive payment before the subordinate classes if the cash flow generated by the underlying assets is not sufficient to allow the SPV to make payments on all of the classes of the asset-backed securities. Accordingly, the senior classes of asset-backed securities receive higher credit ratings (if rated) whereas the subordinated classes have higher interest rates. The subordinated classes of asset-backed securities in which the Fund may invest are typically considered to be an illiquid and highly speculative investment, as losses on the underlying assets are first absorbed by the subordinated classes. The value of asset-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, asset-backed securities differ from traditional fixed-income securities because they generally will be subject to prepayment based upon prepayments received by the SPV on the loan pool. The price paid by the Fund for such securities, the yield the Fund expects to receive from such securities and the weighted average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets.

Public or Private Investment Funds. The Fund may invest in public or private investment funds that invest in Marketplace Loans. As an investor in an investment fund, the Fund would hold an indirect interest in a pool of Marketplace Loans and would receive distributions on its interest in accordance with the fund’s governing documents. This structure is intended to create diversification and to reduce operator credit risk for the investors in the investment fund by enabling them to invest indirectly in Marketplace Loans through the public or private investment fund rather than directly from the operator of the platform. The Fund, as a holder of securities issued by public or private investment funds, will bear its pro rata portion of such funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing costs and/or potentially reducing returns to investors.

Risks of marketplace loans generally. Marketplace Loans are subject to the risks associated with debt investments generally, including but not limited to, interest rate, credit, liquidity, high yield debt, market and income risks. Marketplace Loans generally are not rated by rating agencies and constitute a highly risky and speculative investment. There can be no assurance that payments due on underlying Marketplace Loans will be made. A platform operator is not obligated to make any payments due on a Marketplace Loan except to the extent that the operator actually receives payments from the borrower on the related loan. Accordingly, lenders and investors assume all of the credit risk on the loans they fund or purchase from a platform operator and are not entitled to recover any deficiency of principal or interest from the platform operator if the underlying borrower defaults on its payments due with respect to a loan. A substantial portion of the Marketplace Loans in which the Fund may invest will not be secured by any collateral, will not be guaranteed or insured by a third party and will not be backed by any governmental authority. Accordingly, the platforms and any third-party collection agencies will be limited in their ability to collect on defaulted Marketplace Loans. In addition, a platform operator is generally not required to repurchase Marketplace Loans from a lender or purchaser except under very narrow circumstances, such as in cases of verifiable identity fraud by the borrower or as may otherwise be negotiated by a purchaser of whole loans.

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To the extent a Marketplace Loan is secured, there can be no assurance as to the amount of any funds that may be realized from recovering and liquidating any collateral or the timing of such recovery and liquidation and hence there is no assurance that sufficient funds (or, possibly, any funds) will be available to offset any payment defaults that occur under the Marketplace Loan. Marketplace Loans are obligations of the borrowers and the terms of certain loans may not restrict the borrowers from incurring additional debt. If a borrower incurs additional debt after obtaining a loan through a platform, the additional debt may adversely affect the borrower’s creditworthiness generally, and could result in the financial distress, insolvency or bankruptcy of the borrower. To the extent borrowers incur other indebtedness that is secured, such as a mortgage, the ability of the secured creditors to exercise collection remedies against the assets of that borrower may impair the borrower’s ability to repay its Marketplace Loan or it may impair the platform’s ability to collect on the Marketplace Loan upon default. To the extent that a Marketplace Loan is unsecured, borrowers may choose to repay obligations under other indebtedness (such as loans obtained from traditional lending sources) before repaying a loan facilitated through a platform because the borrowers have no collateral at risk. The Fund will not be made aware of any additional debt incurred by a borrower, or whether such debt is secured. The effect of this can be to allow other creditors to move more quickly to claim any assets of the borrower.

Borrower credit risk. Certain of the Marketplace Loans in which the Fund may invest may represent obligations of consumers who would not otherwise qualify for, or would have difficulty qualifying for, credit from traditional sources of lending, or SMEs that are unable to effectively access public equity or debt markets, as a result of, among other things, limited assets, adverse income characteristics, limited credit or operating history or an impaired credit record, which may include, for example in the case of consumers, a history of irregular employment, previous bankruptcy filings, repossessions of property, charged off loans and/or garnishment of wages. The average interest rate charged to, or required of, such obligors generally is higher than that charged by commercial banks and other institutions providing traditional sources of credit or that set by the debt market. As a result of the credit profile of the borrowers and the interest rates on Marketplace Loans, the delinquency and default experience on the Marketplace Loans may be significantly higher than those experienced by financial products arising from traditional sources of lending. The Fund may need to rely on the collection efforts of the platforms and third party collection agencies, which also may be limited in their ability to collect on defaulted loans. The Fund may not have direct recourse against borrowers, may not be able to obtain the identity of the borrowers in order to contact a borrower about a loan and may not be able to pursue borrowers to collect payment under loans. Borrowers may seek protection under federal bankruptcy law or similar laws. In most cases involving the bankruptcy of a borrower with an unsecured Marketplace Loan, unsecured creditors will receive only a fraction of any amount outstanding on their loan, if anything at all.

Fraud risk. The Fund is subject to the risk of fraudulent activity associated with the various parties involved in marketplace lending, including the platforms, banks, borrowers and third parties handling borrower and investor information. For example, a borrower may have supplied false or inaccurate information. A platform’s resources, technologies and fraud prevention tools may be insufficient to accurately detect and prevent fraud. A platform may have the exclusive right and ability to investigate claims of borrower identity theft, which creates a conflict of interest. If a platform determines that verifiable identity theft has occurred, it may be required to repurchase the loan or indemnify the Fund. Alternatively, if the platform denies a claim of identity theft, it would not be required to repurchase the loan or indemnify the Fund.

Pass-through notes risk. As pass-through notes generally are pass-through obligations of the operators of the lending platforms, and are not direct obligations of the borrowers under the underlying Marketplace Loans originated by such platforms, holders of certain Pass-Through Notes are exposed to the credit risk of the operator. An operator that becomes subject to bankruptcy proceedings may be unable to make full and timely payments on its Pass-Through Notes even if the borrowers of the underlying Marketplace Loans timely make all payments due from them. Although some operators have chosen to address operator insolvency risk by organizing special purpose subsidiaries to issue the Pass-Through Notes, there can be no assurance that any such subsidiary would not be consolidated into the operator’s bankruptcy estate should the operator become subject to bankruptcy proceedings. In such event, the holders of the Pass-Through Notes would remain subject to all of the risks associated with an operator insolvency. In addition, pass-through notes are non-recourse obligations (except to the extent that the operator actually receives payments from the borrower on the loan). Accordingly, lenders assume all of the borrower credit risk on the loans they fund and are not entitled to recover any deficiency of principal or interest from the operator if the borrower defaults on its payments. There may be a delay between the time the Fund commits to purchase a Pass-Through Note and the issuance of such note and, during such delay, the funds committed to such an investment will not be available for investment in other Marketplace Lending instruments. Because a Fund committed to an investment in Pass-Through Notes does not earn interest until the issuance of the note, the delay in issuance will have the effect of reducing the effective rate of return on the investment.

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Servicer risk. The Fund’s investments in Marketplace Loans could be adversely impacted if a platform that services the Fund’s investments becomes unable or unwilling to fulfill its obligations to do so. In the event that the servicer is unable to service the loans, there can be no guarantee that a backup servicer will be able to assume responsibility for servicing the loans in a timely or cost-effective manner; any resulting disruption or delay could jeopardize payments due to the Fund in respect of its investments or increase the costs associated with the Fund’s investments. If the servicer becomes subject to a bankruptcy or similar proceeding, there is some risk that the Fund’s investments could be re-characterized as secured loans from the Fund to the platform, which could result in uncertainty, costs and delays from having the Fund’s investment deemed part of the bankruptcy estate of the platform, rather than an asset owned outright by the Fund. To the extent the servicer becomes subject to a bankruptcy or similar proceeding, there is a risk that substantial losses will be incurred by the Fund.

Platform provided credit information risk. The investment manager is reliant in part on the borrower credit information provided to it or assigned by the platforms when selecting Marketplace Loans for investment. To the extent a credit rating is assigned to each borrower by a platform, such rating may not accurately reflect the borrower’s actual creditworthiness. A platform may be unable, or may not seek, to verify all of the borrower information obtained by it. Borrower information on which platforms and lenders may rely may be outdated. In addition, certain information that the investment manager would otherwise seek may not be available, such as financial statements and other financial information. Furthermore, the investment manager may be unable to perform any independent follow-up verification with respect to a borrower to the extent the borrower’s name, address and other contact information is required to remain confidential. In addition, the platforms’ credit decisions and scoring models are based on algorithms that could potentially contain programming or other errors or prove to be ineffective or otherwise flawed.

Liquidity risk. Investors that acquire Marketplace Loans directly from platforms must generally hold their loans through maturity in order to recoup their entire principal. No Marketplace Loans currently being offered have been registered with the U.S. Securities and Exchange Commission. In addition, Marketplace Loans are not listed on any securities exchange (although secondary market trading in pass-through notes issued by one platform does occur on one electronic “alternative trading system”). An active secondary market for Marketplace Loans does not currently exist and an active market for the Marketplace Loans may not develop in the future. Accordingly, it may be difficult for the Fund to sell an investment in Marketplace Loans at the price which the Fund believes the loan should be valued. The Fund typically considers its investments in Marketplace Loans to be illiquid for purposes of its limitation on illiquid investments.

Platform risk. To the extent that the Fund invests in Marketplace Loans, it will be dependent on the continued success of the platforms that originate such loans. The Fund materially depends on such platforms for loan data and the origination, sourcing and servicing of Marketplace Loans and on the platform’s ability to collect, verify and provide information to the Fund about each Marketplace Loan and borrower.

Regulatory and judicial risks. The platforms through which Marketplace Loans are originated are subject to various statutes, rules and regulations issued by federal, state and local government authorities. Federal and state consumer protection laws in particular impose requirements and place restrictions on creditors and service providers in connection with extensions of credit and collections on personal loans and protection of sensitive customer data obtained in the origination and servicing thereof. Platforms are also subject to laws relating to electronic commerce and transfer of funds in conducting business electronically. A failure to comply with the applicable rules and regulations may, among other things, subject the platform or its related entities to certain registration requirements with government authorities and the payment of any penalties and fines; result in the revocation of their licenses; cause the loan contracts originated by the platform to be voided or otherwise impair the enforcement of such loans; and subject them to potential civil and criminal liability, class action lawsuits and/or administrative or regulatory enforcement actions. The federal and state consumer protection laws generally (i) require lenders to provide consumers with specified disclosures regarding the terms of the loans and/or impose substantive restrictions on the terms on which loans are made; (ii) prohibit lenders from discriminating against consumers on the basis of certain protected classes; and (iii) restrict the actions that a lender or debt collector can take to realize on delinquent or defaulted loans. Marketplace lending industry participants, including platforms, may be subject in certain cases to increased risk of litigation alleging violations of federal and state laws and regulations. In addition, courts have recently considered the regulatory environment applicable to marketplace lending platforms and purchasers of Marketplace Loans. In light of recent decisions, if upheld and widely applied, certain marketplace lending platforms could be required to restructure their operations and certain loans previously made by them through funding banks may not be enforceable, whether in whole or in part, by investors holding such loans or such loans could be subject to reduced returns and/or the platform subject to fines and penalties. As a result, Marketplace Loans purchased by the Fund could become unenforceable, thereby causing losses for shareholders.

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State Usury Law risks. Different platforms employ different business models, resulting in regulatory uncertainty with respect to marketplace lending investments. For example, a platform that underwrites loans from a particular state to make loans to consumers or companies across the United States is required to comply with that state’s licensing requirements and applicable usury or maximum interest rate limitations. However, other states could also seek to regulate the platform (or the Fund as a lender under the platform) on the basis that loans were made to consumers or companies located in such other states. In that case, loans made to borrowers in those other states could be subject to various state usury laws, which in turn could limit revenues for the Fund. Moreover, the platform (or the Fund) could also be subject to such states’ licensing requirements.

Other platforms may follow a different model whereby all loans sourced by the platform are made through a bank. The bank may work jointly with the platform to act as the issuer, i.e., the “true lender,” of the platform’s loans. However, if challenged, courts may instead decide that the platform (or the Fund as a lender under the platform) is the true lender of the loans. Courts have applied differing interpretations when determining which party is the true lender. The resulting uncertainty may increase the possibility of claims brought against the platforms by borrowers seeking to void their loans or subject the platforms to increased regulatory scrutiny and enforcement actions. To the extent that either the platform or the Fund is deemed to be the true lender in any jurisdiction instead of the funding bank (whether determined by a regulatory agency at the state or federal level or by court decision), loans made to borrowers in that jurisdiction would be subject to the usury laws of such jurisdiction and existing loans may be unenforceable, and the platform and/or the Fund could be subject to additional regulatory requirements as well as any penalties and fines.

Mortgage loans and other mortgage securities

Mortgage Loans.     The Fund may acquire commercial whole mortgage loans secured by a mortgage lien on commercial property, which may be structured to either permit that Fund to retain the entire loan, or sell the lower yielding senior portions of the loan and retain the higher yielding subordinate investment. Typically, borrowers of these loans are institutions and real estate operating companies and investors. These loans are generally secured by commercial real estate assets in a variety of industries with a variety of characteristics. The Fund may own entire whole loans or in some cases may choose to syndicate a portion of the risk or participate in syndications led by other institutions. In some cases, the Fund may fund a first mortgage loan with the intention of selling the senior tranche, or an A-Note, and retaining the subordinated tranche, or a B-Note, or mezzanine loan tranche. The Fund may seek, in the future, to enhance the returns of all or a senior portion of its commercial mortgage loans through securitizations. In addition to interest, the Fund may receive extension fees, modification or similar fees in connection with whole mortgage loans.

The Fund may also acquire residential whole mortgage loans secured by a mortgage lien on residential property. Typically, borrowers of these loans are individuals rather than institutions, and the quality of residential real estate loans can depend largely on the credit characteristics of the underlying borrowers. At times, the residential mortgage market in the United States has experienced difficulties that resulted in losses on residential mortgage loans (especially subprime and second-lien mortgage loans). There can be no assurance that such difficulties would not be experienced again, which could result in losses as a result of investments in residential real estate loans.

The liens securing such whole mortgage loans may be a first lien or subordinate lien on the underlying property.

Whole mortgage loans are subject to many of the same risks as mortgage-backed securities, as described below, including credit, interest rate, extension, prepayment and sufficiency of collateral. Unlike most mortgage backed securities where the Fund has an interest in a pool of mortgages, the Fund’s risk in a whole mortgage loan, which typically is secured by a single property, reflects the increased risks associated with a single property compared to a pool of properties. In addition, the ability of a lender, such as the Fund, to enforce its rights under mortgage documents is subject to numerous state and federal laws and regulations, including those regarding foreclosure, rights of redemption with respect to the underlying property, due on sale provisions, and usury laws. Some whole mortgage loans may not be considered “securities,” and investors, such as the Fund, therefore may not be entitled to rely on the antifraud protections of the federal securities laws.

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B-Notes.     The Fund may originate or invest in B-Notes. A B-Note is a mortgage loan typically (i) secured by a first mortgage on a single large commercial property or group of related properties and (ii) subordinated to an A-Note secured by the same first mortgage on the same collateral. As a result, if a borrower defaults, there may not be sufficient funds remaining for B-Note holders after payment to the A-Note holders. Because each transaction is privately negotiated, B-Notes can vary in their structural characteristics and risks. For example, the rights of holders of B-Notes to control the process following a borrower default may be limited in certain investments. The Fund cannot predict the terms of each B-Note investment.

Overview of mortgage-backed securities.     Mortgage-backed securities represent an ownership interest in a pool of mortgage loans, usually originated by mortgage bankers, commercial banks, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. A guarantee or other form of credit support may be attached to a mortgage-backed security to protect against default on obligations.

As the underlying mortgage loans are paid off, investors receive principal and interest payments, which "pass-through" when received from individual borrowers, net of any fees owed to the administrator, guarantor or other service providers. Some mortgage-backed securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of mortgage-backed securities have historically been the Government National Mortgage Association (GNMA or Ginnie Mae), the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). Other issuers of mortgage-backed securities include commercial banks and other private lenders. Trading in mortgage-backed securities guaranteed by a governmental agency, instrumentality or sponsored enterprise may frequently take place in the to-be-announced (TBA) forward market. See "When-issued, delayed delivery and to-be-announced transactions" below.

On June 3, 2019, under the Federal Housing Finance Agency’s (FHFA's) “Single Security Initiative”. Fannie Mae and Freddie Mac started issuing uniform mortgage-backed securities (UMBS). Each UMBS will have a 55-day remittance cycle and can be used as collateral in either a Fannie Mae or Freddie Mac security or held for investment. Freddie Mac’s legacy TBA-eligible securities have a 45-day remittance cycle and will not be directly eligible for delivery in settlement of a UMBS trade. Freddie Mac will offer investors the opportunity to exchange outstanding legacy mortgage-backed securities for mirror UMBS with a 55-day remittance period. The exchange offer includes compensation for the 10-day delay in receipt of payments. The Fund’s ability to invest in UMBS to the same degree that the Fund currently invests in Fannie Mae and Freddie Mac mortgage-backed securities is uncertain.

Ginnie Mae is a wholly-owned United States government corporation within the Department of Housing and Urban Development. Ginnie Mae guarantees the principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers). Ginnie Mae also guarantees the principal and interest on securities backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA"). Ginnie Mae's guarantees are backed by the full faith and credit of the U.S. government. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage-backed securities nor do they extend to the value of the Fund's shares which will fluctuate daily with market conditions.

Fannie Mae is a government-sponsored corporation, but its common stock is owned by private stockholders. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks but now its common stock is owned entirely by private stockholders. Freddie Mac issues Participation Certificates (PCs), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

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Although the mortgage-backed securities of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government, the Secretary of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. The yields on these mortgage-backed securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk. The U.S. government, in the past, provided financial support to Fannie Mae and Freddie Mac, but the U.S. government has no legal obligation to do so, and no assurance can be given that the U.S. government will continue to do so.

On September 6, 2008, FHFA placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. Also, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement imposing various covenants that severely limit each enterprise's operations.

Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities. The FHFA has the power to repudiate any contract entered into by Fannie Mae and Freddie Mac prior to FHFA's appointment as conservator or receiver, including the guaranty obligations of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac will involve a risk of non-payment of principal and interest.

Private mortgage-backed securities.     Issuers of private mortgage-backed securities, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, are not U.S. government agencies and may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities, or they may partner with a government entity by issuing mortgage loans guaranteed or sponsored by the U.S. government or a U.S. government agency or sponsored enterprise. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on private mortgage-backed securities is historically higher because neither the U.S. government nor an agency or instrumentality have guaranteed them. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Government entities, private insurance companies or the private mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage-backed security meets the Fund's quality standards. The Fund may buy mortgage-backed securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund's quality standards. Private mortgage-backed securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, set forth under "Fundamental Investment Policies," by virtue of the exclusion from that test available to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. In the case of privately issued mortgage-backed securities, the Fund categorizes the securities by the issuer's industry for purposes of the Fund's industry concentration restrictions.

Other mortgage securities.     Mortgage securities may include interests in pools of (i) reperforming loans, meaning that the mortgage loans are current, including because of loan modifications, but had been delinquent in the past and (ii) non-performing loans, meaning that the mortgage loans are not current. Such mortgage securities present increased risks of default, including non-payment of principal and interest.

Additional risks.     In addition to the special risks described below, mortgage securities are subject to many of the same risks as other types of debt securities. The market value of mortgage securities, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Mortgage securities differ from conventional debt securities in that most mortgage securities are pass-through securities. This means that they typically provide investors with periodic payments (typically monthly) consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (net of any fees paid to the issuer or guarantor of such securities and any applicable loan servicing fees). As a result, the holder of the mortgage securities (i.e., the Fund) receives scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. The rate of prepayments on the underlying mortgages generally increases as interest rates decline, and when the Fund reinvests the payments and any unscheduled payments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, pass-through mortgage securities may have less potential for capital appreciation as interest rates decline and may be less effective than other types of U.S. government or other debt securities as a means of "locking in" long-term interest rates. In general, fixed rate mortgage securities have greater exposure to this "prepayment risk" than variable rate securities.

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An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments or higher than expected amounts of late payments or defaults. In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled payment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will generally be taxable as ordinary income. Regulatory, policy or tax changes may also adversely affect the mortgage securities market as a whole or particular segments of such market, including if one or more government sponsored entities, such as Fannie Mae or Freddie Mac, are privatized or their conservatorship is terminated.

Guarantees.     The existence of a guarantee or other form of credit support on a mortgage security usually increases the price that the Fund pays or receives for the security. There is always the risk that the guarantor will default on its obligations. When the guarantor is the U.S. government, there is minimal risk of guarantor default. However, the risk remains if the credit support or guarantee is provided by a private party or a U.S. government agency or sponsored enterprise. Even if the guarantor meets its obligations, there can be no assurance that the type of guarantee or credit support provided will be effective at reducing losses or delays to investors, given the nature of the default. A guarantee only assures timely payment of interest and principal, not a particular rate of return on the Fund's investment or protection against prepayment or other risks. The market price and yield of the mortgage security at any given time are not guaranteed and likely to fluctuate.

Sector focus.     The Fund's investments in mortgage securities may cause the Fund to have significant, indirect exposure to a given market sector. If the underlying mortgages are predominantly from borrowers in a given market sector, the mortgage securities may respond to market conditions just as a direct investment in that sector would. As a result, the Fund may experience greater exposure to that specific market sector than it would if the underlying mortgages came from a wider variety of borrowers. Greater exposure to a particular market sector may result in greater volatility of the security's price and returns to the Fund, as well as greater potential for losses in the absence or failure of a guarantee to protect against widespread defaults or late payments by the borrowers on the underlying mortgages.

Similar risks may result from an investment in mortgage securities if the underlying real properties are located in the same geographical region or dependent upon the same industries or sectors. Such mortgage securities will experience greater risk of default or late payment than other comparable but diversified securities in the event of adverse economic, political or business developments because of the widespread affect an adverse event will have on borrowers' ability to make payments on the underlying mortgages.

Adjustable rate mortgage securities (ARMS)     ARMS, like traditional fixed rate mortgage-backed securities, represent an ownership interest in a pool of mortgage loans and are issued, guaranteed or otherwise sponsored by governmental or by private entities. Unlike traditional mortgage-backed securities, the mortgage loans underlying ARMS generally carry adjustable interest rates, and in some cases principal repayment rates, that are reset periodically. An adjustable interest rate may be passed-through or otherwise offered on certain ARMS. The interest obtained by owning ARMS (and, as a result, the value of the ARMS) may vary monthly as a result of resets in interest rates and/or principal repayment rates of any of the mortgage loans that are part of the pool of mortgage loans comprising the ARMS. Investing in ARMS may permit the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the interest rate payments on mortgages underlying the pool on which the ARMS are based. ARMS generally have lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity.

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The interest rates paid on ARMS generally are readjusted at intervals of one year or less to a rate that is an increment over some predetermined interest rate index, although some securities may have reset intervals as long as five years. Some adjustable rate mortgage loans have fixed rates for an initial period, typically three, five, seven or ten years, and adjust annually thereafter. There are three main categories of indices: those based on LIBOR, those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index (indicating the cost of borrowing) or a moving average of mortgage rates. Commonly used indices include the one-, three-, and five-year constant-maturity Treasury rates; the three-month Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term Treasury securities; the 11th District Federal Home Loan Bank Cost of Funds; the National Median Cost of Funds; the one-, three-, six-month, or one-year LIBOR; the prime rate of a specific bank; or commercial paper rates.

In a changing interest rate environment, the reset feature may act as a buffer to reduce sharp changes in the ARMS' value in response to normal interest rate fluctuations. However, the time interval between each interest reset causes the yield on the ARMS to lag behind changes in the prevailing market interest rate. As interest rates are reset on the underlying mortgages, the yields of the ARMS gradually re-align themselves to reflect changes in market rates so that their market values remain relatively stable compared to fixed-rate mortgage-backed securities.

As a result, ARMS generally also have less risk of a decline in value during periods of rising interest rates than traditional long-term, fixed-rate mortgage-backed securities. However, during such periods, this reset lag may result in a lower net asset value until the interest rate resets to market rates. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund generally will be able to reinvest these amounts in securities with a higher current rate of return. However, the Fund will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or cap rates) for a particular mortgage-backed security. See “Caps and floors.” Additionally, borrowers with adjustable rate mortgage loans that are pooled into ARMS generally see an increase in their monthly mortgage payments when interest rates rise which in turn may increase their rate of late payments and defaults.

Because an investor is "locked in" at a given interest rate for the duration of the interval until the reset date, whereas interest rates continue to fluctuate, the sensitivity of an ARMS' price to changes in interest rates tends to increase along with the length of the interval. To the extent the Fund invests in ARMS that reset infrequently, the Fund will be subject to similar interest rate risks as when investing in fixed-rate debt securities. For example, the Fund can expect to receive a lower interest rate than the prevailing market rates (or index rates) in a rising interest rate environment because of the lag between daily increases in interest rates and periodic readjustments.

During periods of declining interest rates, the interest rates on the underlying mortgages may reset downward with a similar lag, resulting in lower yields to the Fund. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed-rate securities do.

Caps and floors.     The underlying mortgages that collateralize ARMS will frequently have caps and floors that limit the maximum amount by which the interest rate to the residential borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Fluctuations in interest rates above the applicable caps or floors on the ARMS could cause the ARMS to "cap out" and to behave more like long-term, fixed-rate debt securities.

Negative amortization.     Some mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization, where payments are less than the amount of principal and interest owed, with excess amounts added to the outstanding principal balance, which can extend the average life of the mortgage-backed securities.

Credit risk transfer securities     Another type of mortgage security are those issued by agencies or instrumentalities of the U.S. Government, such as Fannie Mae and Freddie Mac, but without any government guaranty, including “credit risk transfer securities.” Credit risk transfer securities are fixed- or floating-rate unsecured general obligation mortgage securities issued from time to time by Freddie Mac, Fannie Mae or other government sponsored entities (each, a “GSE”). Typically, such securities are issued at par and have stated final maturities. The credit risk transfer securities are structured so that: (i) interest is paid directly by the issuing GSE; and (ii) principal is paid by the issuing GSE in accordance with the principal payments and default performance of a certain pool of residential mortgage loans acquired by the GSE. The issuing GSE selects the pool of mortgage loans based on that GSE’s eligibility criteria. The performance of the credit risk transfer securities will be directly affected by the selection of the underlying mortgage loans by the GSE. Credit risk transfer securities are issued in tranches to which are allocated certain principal repayments and credit losses corresponding to the seniority of the particular tranche. Each tranche will have credit exposure to the underlying mortgage loans and the yield to maturity will be directly related to the amount and timing of certain defined credit events on the underlying mortgage loans, any prepayments by borrowers and any removals of a mortgage loan from the pool.

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Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the GSE and therefore are not directly linked to or backed by the underlying mortgage loans. Thus, although the payment of principal and interest on such securities is tied to the performance of the pool of underlying mortgage loans, the holders of the credit risk transfer securities will have no interest in the underlying mortgage loans. As a result, in the event that a GSE fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans. Such holders will receive recovery on par with other unsecured note holders (agency debentures) in such a scenario.

The Fund may also invest in credit risk transfer securities that are issued by private entities, such as banks or other financial institutions. Credit risk transfer securities issued by private entities are structured similarly to those issued by a GSE and are generally subject to the same types of risks, including credit (risk of non-payment of principal and interest when due), prepayment, extension, interest rate and market risks.

The risks associated with an investment in credit risk transfer securities will be different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other GSEs or issued by a private issuer because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors, such as the Fund. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

Collateralized mortgage obligations (CMOs), real estate mortgage investment conduits (REMICs) and multi-class pass-throughs     Some mortgage-backed securities known as collateralized mortgage obligations (CMOs) are divided into multiple classes. Each of the classes is allocated a different share of the principal and/or interest payments received from the pool according to a different payment schedule depending on, among other factors, the seniority of a class relative to their classes. Other mortgage-backed securities such as real estate mortgage investment conduits (REMICs) are also divided into multiple classes with different rights to the interest and/or principal payments received on the pool of mortgages. A CMO or REMIC may designate the most junior of the securities it issues as a "residual" which will be entitled to any amounts remaining after all classes of shareholders (and any fees or expenses) have been paid in full. Some of the different rights may include different maturities, interest rates, payment schedules, and allocations of interest and/or principal payments on the underlying mortgage loans. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the funds to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below also applies to REMICs and multi-class pass-through securities.

All the risks applicable to a traditional mortgage-backed security also apply to the CMO or REMIC taken as a whole, even though certain classes of the CMO or REMIC will be protected against a particular risk by subordinated classes. The risks associated with an investment in a particular CMO or REMIC class vary substantially depending on the combination of rights associated with that class. An investment in the most subordinated classes of a CMO or REMIC bears a disproportionate share of the risks associated with mortgage-backed securities generally, be it credit risk, prepayment or extension risk, interest rate risk, income risk, market risk, illiquidity risk or any other risk associated with a debt or equity instrument with similar features to the relevant class. As a result, an investment in the most subordinated classes of a CMO or REMIC is often riskier than an investment in other types of mortgage-backed securities.

CMOs are generally required to maintain more collateral than REMICs to collateralize the CMOs being issued. Most REMICs are not subject to the same minimum collateralization requirements and may be permitted to issue the full value of their assets as securities, without reserving any amount as collateral. As a result, an investment in the subordinated classes of a REMIC may be riskier than an investment in equivalent classes of a CMO.

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CMOs may be issued, guaranteed or sponsored by governmental entities or by private entities. Consequently, they involve risks similar to those of traditional mortgage-backed securities that have been issued, guaranteed or sponsored by such government and/or private entities. For example, the Fund is generally exposed to a greater risk of loss due to default when investing in CMOs that have not been issued, guaranteed or sponsored by a government entity.

CMOs are typically issued in multiple classes. Each class, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on most classes of a CMO on a monthly, quarterly or semiannual basis. The principal and interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more classes of a CMO may have interest rates that reset periodically as ARMS do. These adjustable rate classes are known as "floating-rate CMOs" and are subject to most risks associated with ARMS. Floating-rate CMOs may be backed by fixed- or adjustable-rate mortgages. To date, fixed-rate mortgages have been more commonly used for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the interest rate. These caps, similar to the caps on ARMS, limit the Fund's potential to gain from rising interest rates and increasing the sensitivity of the CMO's price to interest rate changes while rates remain above the cap.

Timely payment of interest and principal (but not the market value and yield) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage assets and, in some cases, by U.S. government agencies.

CMOs involve risks including the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral, and risks resulting from the structure of the particular CMO transaction and the priority of the individual tranches. The prices of some CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may be less liquid than other types of mortgage-backed securities. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances. Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. government has not guaranteed them.

To the extent any privately issued CMOs in which the Fund invests are considered by the SEC to be an investment company, the Fund will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

CMO and REMIC Residuals.     The residual in a CMO or REMIC structure is the interest in any excess cash flow generated by the mortgage pool that remains after first making the required payments of principal and interest to the other classes of the CMO or REMIC and, second, paying the related administrative expenses and any management fee of the issuer. Each payment of such excess cash flow to a holder of the related CMO or REMIC residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO or REMIC will depend on, among other things, the characteristics of the mortgage assets, the interest rate of each class, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the return on CMO and REMIC residuals is extremely sensitive to pre-payments on the related underlying mortgage assets. If a class of a CMO or REMIC bears interest at an adjustable rate, the CMO or REMIC residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. CMO and REMIC residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers and may not have been registered under the Securities Act of 1933, as amended (1933 Act). CMO and REMIC residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to the Fund's limitation on investment in illiquid securities.

Stripped mortgage-backed securities and net interest margin securities     Some mortgage-backed securities referred to as stripped mortgage-backed securities are divided into classes which receive different proportions of the principal and interest payments or, in some cases, only payments of principal or interest (but not both). Other mortgage-backed securities referred to as net interest margin (NIM) securities give the investor the right to receive any excess interest earned on a pool of mortgage loans remaining after all classes and service providers have been paid in full. Stripped mortgage-backed securities may be issued by government or private entities. Stripped mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. government are typically more liquid than privately issued stripped mortgage-backed securities.

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Stripped mortgage-backed securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. In most cases, one class receives all of the interest (interest-only or "IO" class), while the other class receives all of the principal (principal-only or "PO" class). The return on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on any IO class held by the Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.

NIM securities represent a right to receive any "excess" interest computed after paying coupon costs, servicing costs and fees and any credit losses associated with the underlying pool of home equity loans. Like traditional stripped mortgage-backed securities, the return on a NIM security is sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying home equity loans. NIM securities are highly sensitive to credit losses on the underlying collateral and the timing in which those losses are taken.

Stripped mortgage-backed securities and NIM securities tend to exhibit greater market volatility in response to changes in interest rates than other types of mortgage-backed securities and are purchased and sold by institutional investors, such as the Fund, through investment banking firms acting as brokers or dealers. Some of these securities may be deemed "illiquid" and therefore subject to the Fund's limitation on investment in illiquid securities and the risks associated with illiquidity.

Future developments.     Mortgage loan and home equity loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage and home equity loan securities are developed and offered to investors, the Fund may invest in them if they are consistent with the Fund's goals, policies and quality standards.

Distressed mortgage obligations and reverse mortgages     A direct investment in a distressed mortgage obligation involves the purchase by the Fund of a lender's interest in a mortgage granted to a borrower, where the borrower has experienced difficulty in making its mortgage payments, or for which it appears likely that the borrower will experience difficulty in making its mortgage payments. A reverse mortgage generally refers to a mortgage loan in which the lender advances in a lump sum or in installments a sum of money based on the age of the borrower, the interest rate at closing, and the equity in the real estate. Generally no payment is due on a reverse mortgage until the borrower no longer owns or occupies the home as his or her principal residence.

As is typical with mortgage obligations, payment of the loan is secured by the real estate underlying the loan. By purchasing the distressed mortgage obligation, the Fund steps into the shoes of the lender from a risk point of view. As distinguished from mortgage-backed securities, which generally represent an interest in a pool of loans backed by real estate, investing in direct mortgage obligations involves the risks similar to making a loan or purchasing an assignment of a loan. To the extent that the Fund's investment depends on a single borrower, the Fund will experience greater credit risk and more extreme gains or losses than when investing in a pool of loans with multiple borrowers. Other risks include the inability of a borrower to make its loan payments or other obligations, and if the real estate underlying the distressed or reverse mortgage loan is acquired by foreclosure, the Fund could become part owner of such real estate, directly or indirectly through the mortgage-backed security in which it holds an interest. As a direct or indirect owner, the Fund would bear its share of any costs associated with owning and disposing of the real estate. There is no assurance that the real estate would be disposed of in a timely or profitable manner.

Investments in direct mortgage obligations of distressed borrowers involve substantially greater risks and are highly speculative due to the fact that the borrower's ability to make timely payments has been identified as questionable. Borrowers that are in bankruptcy or restructuring may never pay off their loans, or may pay only a small fraction of the amount owed.

The market for reverse mortgages may be limited; therefore the Fund may consider certain reverse mortgages it may hold to be illiquid and thus subject to the Fund's limitation on investment in illiquid securities and the risks associated with illiquidity. The recorded value of reverse mortgage assets includes significant volatility associated with estimations, and income recognition can vary significantly from reporting period to reporting period.

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Mortgage Dollar and U.S. Treasury Rolls

Mortgage dollar rolls.     In a mortgage dollar roll, the Fund sells or buys mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase or sell substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase (known as the "roll period"), the Fund forgoes principal and interest payments that it would otherwise have received on the securities sold. The Fund is compensated by the difference between the current sales price, which it receives, and the lower forward price that it will pay for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale.

For each roll transaction, the Fund will segregate assets as set forth in "Segregation of assets" under "Borrowing."

The Fund is exposed to the credit risk of its counterparty in a mortgage dollar roll or U.S. Treasury roll transaction. The Fund could suffer a loss if the counterparty fails to perform the future transaction or otherwise meet its obligations and the Fund is therefore unable to repurchase at the agreed upon price the same or substantially similar mortgage-backed securities it initially sold. The Fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk).

The Fund intends to enter into mortgage dollar rolls only with high quality securities dealers and banks as determined by the investment manager under board approved counterparty review procedures. Although rolls could add leverage to the Fund's portfolio, the Fund does not consider the purchase and/or sale of a mortgage dollar roll to be a borrowing for purposes of the Fund's fundamental restrictions or other limitations on borrowing.

U.S. Treasury rolls.     In U.S. Treasury rolls, the Fund sells U.S. Treasury securities and buys back "when-issued" U.S. Treasury securities of slightly longer maturity for simultaneous settlement on the settlement date of the "when-issued" U.S. Treasury security. Two potential advantages of this strategy are (1) the Fund can regularly and incrementally adjust its weighted average maturity of its portfolio securities (which otherwise would constantly diminish with the passage of time); and (2) in a normal yield curve environment (in which shorter maturities yield less than longer maturities), a gain in yield to maturity can be obtained along with the desired extension.

During the period before the settlement date, the Fund continues to earn interest on the securities it is selling. It does not earn interest on the securities that it is purchasing until after the settlement date. The Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Fund generally enters into U.S. Treasury rolls only with government securities dealers recognized by the Federal Reserve Board or with member banks of the Federal Reserve System.

Municipal securities     Municipal securities are issued by U.S. state and local governments and their agencies, instrumentalities, authorities and political subdivisions, as well as by the District of Columbia and U.S. territories and possessions. The issuer pays a fixed, floating or variable rate of interest, and must repay the amount borrowed (the “principal”) at maturity. Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local government, specific projects or public facilities.

Municipal securities generally are classified as general or revenue obligations. General obligations are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue obligations are debt securities payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source. As a result, an investment in revenue obligations is subject to greater risk of delay or non-payment if revenue does not accrue as expected or if other conditions are not met for reasons outside the control of the Fund. Conversely, if revenue accrues more quickly than anticipated, the Fund may receive payment before expected and have difficulty re-investing the proceeds on equally favorable terms.

The value of the municipal securities may be highly sensitive to events affecting the fiscal stability of the municipalities, agencies, authorities and other instrumentalities that issue securities. In particular, economic, legislative, regulatory or political developments affecting the ability of the issuers to pay interest or repay principal may significantly affect the value of the Fund’s investments. These developments can include or arise from, for example, insolvency of an issuer, uncertainties related to the tax status of municipal securities, tax base erosion, state or federal constitutional limits on tax increases or other actions, budget deficits and other financial difficulties, or changes in the credit ratings assigned to municipal issuers. There will be a limited market for certain municipal securities, and the Fund could face illiquidity risks.

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Build America Bonds. The American Recovery and Reinvestment Act of 2009 created Build America Bonds, which allowed state and local governments to issue taxable bonds in 2009 and 2010 for any purpose for which tax-exempt financing is generally available. The issuers receive a federal subsidy payment for a portion of their borrowing costs on these bonds equal to 35% of the total coupon interest paid to investors. Alternatively, the issuer may elect to pass a federal tax credit equal to 35% of the interest paid on the bond directly to the bondholder. The tax credits can generally be used to offset federal income taxes and the alternative minimum tax, but are not refundable. The Build America Bond program expired on December 31, 2010, at which point no further issuances were permitted, unless the program is renewed by Congress at a future date. As of the date of this SAI, the program has not been renewed and there is no indication that Congress will renew the program.

Pre-refunded bonds     These are outstanding debt securities that are not immediately callable (redeemable) by the issuer but have been “pre-refunded” by the issuer. The issuer “pre-refunds” the bonds by setting aside in advance all or a portion of the amount to be paid to the bondholders when the bond is called. Generally, an issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, including direct obligations of the U.S. government, which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bonds. Due to the substantial “collateral” held in escrow, pre-refunded bonds often receive the same rating as obligations of the United States Treasury. Because pre-refunded bonds still bear the same interest rate as when they were originally issued and are of very high credit quality, their market value may increase. However, as the pre-refunded bond approaches its call or ultimate maturity date, the bond’s market value will tend to fall to its call or par price. Under 2017 legislation commonly known as the Tax Cuts and Jobs Act, interest paid on a bond issued after December 31, 2017 to advance refund another bond is subject to federal income tax.

Repurchase agreements     Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities from a qualified bank, broker-dealer or other counterparty and then to sell the securities back to such counterparty on an agreed upon date (generally less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows the Fund to earn a return on cash in the Fund's portfolio that would otherwise remain un-invested. The counterparty must transfer to the Fund's custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Fund to the counterparty. The investment manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to sell the underlying securities and additional expenses in seeking to enforce the Fund's rights and recover any losses. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the investment manager has determined, based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although the Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high quality collateral, some credit risk remains. The counterparty could default which may make it necessary for the Fund to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by the Fund.

A repurchase agreement with more than seven days to maturity is considered an illiquid security and is subject to the Fund's investment restriction on illiquid securities.

Securities lending     To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers (referred to as "borrowers"). In exchange, the Fund receives cash collateral from a borrower at least equal to the value of the security loaned by the Fund. Cash collateral typically consists of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, and irrevocable letters of credit. The Fund may invest this cash collateral while the loan is outstanding and generally retains part or all of the interest earned on the cash collateral. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income.

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For each loan, the borrower usually must maintain with the Fund's custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).

The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. Additional transaction costs would result, and the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Until the replacement can be purchased, the Fund will not have the desired level of exposure to the security which the borrower failed to return. Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects the Fund to greater market risk including losses on the collateral and, should the Fund need to look to the collateral in the event of the borrower's default, losses on the loan secured by that collateral.

The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board (i.e., banks or broker-dealers that the investment manager has determined are not apparently at risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan). In addition, pursuant to the 1940 Act and SEC interpretations thereof, the aggregate market value of securities that may be loaned by the Fund is limited to 33 1/3% of the Fund's total assets or such lower limit as set by the Fund or its board.

Standby commitment agreements     A standby commitment agreement is an agreement committing the Fund to buy a stated amount of a security, for a stated period of time, at the option of the issuer. The price and interest rate of the security is fixed at the time of the commitment. When the Fund enters into the agreement, the Fund is paid a commitment fee, which it keeps regardless of whether the security is ultimately issued, typically equal to approximately 0.5% of the aggregate purchase price of the security that the Fund has committed to buy.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment. The Fund could be required to produce the full amount of the agreed upon purchase price at any time during the commitment period. As a result, the Fund will segregate assets. Standby commitment agreements may be deemed “illiquid” and therefore subject to the Fund’s limitation on investment in illiquid securities.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the securities, if issued, on the delivery date may be more or less than their purchase price. Because the issuance of the security underlying the commitment is at the option of the issuer, the Fund generally bears the risk of a decline in the value of the security and may not benefit from an appreciation in the value of the security during the commitment period. If an issuer’s financial condition deteriorates between the time of the standby commitment and the date of issuance, these commitments may have the effect of requiring the Fund to make an investment in an issuer at a time when it would not otherwise have done so. This is the case even if the issuer’s condition makes it unlikely that any amounts invested by the Fund pursuant to the standby commitment will ever be repaid. The Fund will only enter into standby commitment agreements with issuers which the investment manager believes will not deteriorate in creditworthiness during the commitment period. The Fund will experience credit risk associated with the issuer.

Stripped securities     Stripped securities are debt securities that have been transformed from a principal amount with periodic interest coupons into a series of zero coupon bonds, each with a different maturity date corresponding to one of the payment dates for interest coupon payments or the redemption date for the principal amount. Stripped securities are subject to all the risks applicable to zero coupon bonds as well as certain additional risks.

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Like zero coupon bonds, stripped securities do not provide for periodic payments of interest prior to maturity. Rather they are offered at a discount from their face amount that will be paid at maturity. This results in the security being subject to greater fluctuations in response to changing interest rates than interest-paying securities of similar maturities. Federal income taxes generally accrue on stripped securities each year although no cash income is received until maturity, and the Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make distributions to shareholders required for U.S. tax purposes.

The riskiness of an investment in stripped securities depends on the type involved. Some stripped securities are backed by the full faith and credit of the U.S. government. Others receive an implied backing by the U.S. government as a sponsor or partner in the agency or entity issuing the stripped security. A few are secured with a guarantee from the financial institution or broker or dealer through which the stripped security is held. Others are supported only by the collateral, revenue stream or third party guarantee securing the underlying debt obligation from which zero coupon bonds were stripped. Stripped securities include: U.S. Treasury STRIPS, Stripped Government Securities, Stripped Obligations of the Financing Corporation (FICO STRIPS), Stripped Corporate Securities, and Stripped Eurodollar Obligations. Stripped government securities are issued by the U.S. federal, state and local governments and their agencies and instrumentalities, and by “mixed-ownership government corporations.”

Stripped government securities vary widely in the terms, conditions and relative assurances of payment. The type of debt obligation from which the stripped government security was taken will indicate many of the risks associated with that investment. U.S. Treasury STRIPS and FICO Strips are types of stripped government securities.

U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) are considered U.S. Treasury securities for purposes of the Fund’s investment policies and are backed by the full faith and credit of the U.S. government. Their risks are similar to those of other U.S. government securities, although their price may be more volatile. The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. FICO STRIPS represent interests in securities issued by the Financing Corporation (FICO). FICO was established to enable recapitalization of the Federal Savings and Loan Insurance Corporation (FSLIC) in the 1980’s.

FICO STRIPS are not backed by the full faith and credit of the U.S. government but are generally treated as U.S. government agency securities. The market for FICO STRIPS is substantially smaller and, therefore, less liquid and more volatile than the market for U.S. Treasury STRIPS. A higher yield is typically offered on FICO STRIPS to compensate investors for the greater illiquidity and additional risk that the U.S. government will not meet obligations on the FICO STRIPS if FICO defaults.

Structured investments     Structured investments are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of a security or securities and then issuing that restructured security. Restructuring involves the deposit with, or purchase by, an entity (such as a corporation or trust) of specified instruments and the issuance by that entity of one or more classes of securities (structured investments) backed by, or representing interests in, the underlying instruments. Subordinated classes typically have higher yields and present greater risks than unsubordinated classes. The extent of the payments made with respect to structured investments is dependent on the extent of the cash flow on the underlying instruments. Certain issuers of structured investments may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Fund’s investment in these structured investments may be limited by the restrictions contained in the 1940 Act.

The risks associated with investing in a structured investment are usually tied to the risks associated with investing in the underlying instruments and securities. The risks will also depend upon the comparative subordination of the class held by the Fund, relative to the likelihood of a default on the structured investment. To the extent that the Fund is exposed to default, the Fund’s structured investment may involve risks similar to those of high-yield debt securities. Structured investments typically are sold in private placement transactions, and there currently is no active trading market for structured investments. To the extent such investments are deemed to be illiquid, they will be subject to the Fund’s restrictions on investments in illiquid securities.

These entities typically are organized by investment banking firms that receive fees in connection with establishing each entity and arranging for the placement of its securities. The Fund will indirectly pay its portion of these fees in addition to the fees associated with the creation and marketing of the underlying instruments and securities. If an active investment management component is combined with the underlying instruments and securities in the structured investment, there may be ongoing advisory fees which the Fund’s shareholders would indirectly pay

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Temporary investments     When the investment manager believes market or economic conditions are unfavorable for investors, the investment manager may invest up to 100% of the Fund's assets in temporary defensive investments, including cash, cash equivalents or other high quality short-term investments, such as short-term debt instruments, including U.S. government securities, high grade commercial paper, repurchase agreements, negotiable certificates of deposit, non-negotiable fixed time deposits, bankers acceptances, and other money market equivalents. To the extent allowed by exemptions from and rules under the 1940 Act and the Fund's other investment policies and restrictions, the investment manager also may invest the Fund's assets in shares of one or more money market funds managed by the investment manager or its affiliates. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests. Temporary defensive investments can and do experience defaults. The likelihood of default on a temporary defensive investment may increase in the market or economic conditions which are likely to trigger the Fund's investment therein. The investment manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When the Fund's assets are invested in temporary investments, the Fund may not be able to achieve its investment goal.

Unrated debt securities     Not all debt securities or their issuers are rated by rating agencies, sometimes due to the size of or manner of the securities offering, the decision by one or more rating agencies not to rate certain securities or issuers as a matter of policy, or the unwillingness or inability of the issuer to provide the prerequisite information and fees to the rating agencies. Some debt securities markets may have a disproportionately large number of unrated issuers.

In evaluating unrated securities, the investment manager may consider, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. Although unrated debt securities may be considered to be of investment grade quality, issuers typically pay a higher interest rate on unrated than on investment grade rated debt securities. Less information is typically available to the market on unrated securities and obligors, which may increase the potential for credit and valuation risk.

U.S. government securities     U.S. government securities include obligations of, or guaranteed by, the U.S. federal government, its agencies, instrumentalities or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by the Government National Mortgage Association (GNMA). A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks.

A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality or sponsored enterprise. These include securities issued by the Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In the event of a default, an investor like the Fund would only have legal recourse to the issuer, not the U.S. government. Although the U.S. government has provided support for these securities in the past, there can be no assurance that it will do so in the future. The U.S. government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political or natural crisis. Such guarantees, and the economic opportunities they present, are likely to be temporary and cannot be relied upon by the Fund. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Variable rate securities     Variable rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the debt security. Floating rate securities, adjustable rate securities and inverse floating rate securities (referred to as “inverse floaters”) are types of variable rate securities. An adjustable rate security is a debt security with an interest rate which is adjusted according to a formula that specifies the interval at which the rate will be reset and the interest rate index, benchmark or other mechanism upon which the reset rate is based. A floating rate debt security has a rate of interest which is usually established as the sum of a base lending rate (e.g., the London Inter-Bank Offered Rate (LIBOR), the U.S. Prime Rate, the Prime Rate of a designated U.S. bank or the certificate of deposit rate) plus a specified margin. The interest rate on prime rate-based loans and securities floats periodically as the prime rate changes. The interest rate on LIBOR-based and CD-based loans and securities is reset periodically, typically at regular intervals ranging between 30 days and one year. Certain floating rate securities will permit the borrower to select an interest rate reset period of up to one year.

Some variable rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries at or about the time the interest rate is reset. If the Fund purchases a variable rate security with a put feature and market movements make exercise of the put unattractive, the Fund will forfeit the entire amount of any premium paid plus related transaction costs.

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Movements in the relevant index or benchmark on which adjustments are based will affect the interest paid on these securities and, therefore, the current income earned by the Fund and the securities’ market value. The degree of volatility in the market value of the variable rate securities held by the Fund will generally increase along with the length of time between adjustments, the degree of volatility in the applicable index, benchmark or base lending rate and whether the index, benchmark or base lending rate to which it resets or floats approximates short-term or other prevailing interest rates. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the security. These maximum increases and decreases are typically referred to as “caps” and “floors,” respectively.

During periods when short-term interest rates move within the caps and floors of the security held by the Fund, the interest rate of such security will reset to prevailing rates within a short period. As a result, the fluctuation in market value of the variable rate security held by the Fund is generally expected to be limited.

In periods of substantial short-term volatility in interest rates, the market value of such debt securities may fluctuate more substantially if the caps and/or floors prevent the interest rates from adjusting to the full extent of the movements in the market rates during any one adjustment period or over the term of the security. In the event of dramatic increases in interest rates, any lifetime caps on these securities may prevent the securities from adjusting to prevailing rates over the term of the security. In either the case of caps or floors, the market value of the securities may be reduced.

The income earned by the Fund and distributed to shareholders will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus the Fund’s income will be more unpredictable than the income earned on similar investments with a fixed rate of interest. Inverse floaters.

Inverse floaters are variable rate debt securities with floating or variable interest rates that move in the opposite direction, usually at an accelerated speed, to short-term interest rates or a related benchmark or index. The prices of inverse floaters can be highly volatile as a result. When short-term interests rates rise, an inverse floater usually experiences a decline in both its price and rate of income. The result is that interest rate risk and volatility of inverse floaters is magnified, and valuation of inverse floaters will also be more difficult.

When-issued, delayed delivery and to-be-announced transactions     When-issued, delayed delivery and to-be-announced (TBA) transactions are arrangements under which the parties agree on the sale of securities with payment for and delivery of the security scheduled for a future time. The securities may have been authorized but not yet issued, or, in the TBA market for U.S. Government agency mortgage-backed securities, the parties agree on a price, volume, and basic characteristics of securities to be delivered on the settlement date, rather than particular securities. In addition to buying securities on a when-issued, delayed delivery or TBA basis, the Fund may also sell these securities on a TBA basis to close out an existing TBA position before the settlement date, to take advantage of an expected decline in value of the securities, or for hedging purposes.

Entering into a when-issued, delayed delivery or TBA transaction may be viewed as a form of leverage and will result in associated risks for the Fund. To mitigate these risks, when the Fund enters into this type of transaction, it will segregate liquid assets as set forth in "Segregation of assets" under "Borrowing." However, the Fund does not consider the purchase and/or sale of securities on a when-issued, delayed delivery or TBA basis to be a borrowing for purposes of the Fund’s fundamental restrictions or other limitations on borrowing.

Many when-issued, delayed-delivery or TBA transactions also are subject to the risk that a counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, including making payments or fulfilling other obligations to the Fund. The Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceedings, and any recovery may be significantly delayed. With respect to forward settling TBA transactions involving U.S. Government agency mortgage backed securities, the counterparty risk may be mitigated by the exchange of variation margin on a regular basis between counterparties as the market value of the deliverable security fluctuates.

The Fund also relies on the counterparty to complete the transaction. The counterparty’s failure to do so may cause the Fund to miss a price or yield considered advantageous to the Fund. Although their price typically reflects accrued interest, securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. Purchases or sales of debt securities on a when-issued or delayed delivery basis are also subject to the risk that the market value or the yield at delivery may be more or less than the market price or yield available when the transaction was entered into, or that the Fund is unable to purchase securities for delivery at the settlement date with the characteristics agreed upon at the time of the transaction.

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Zero coupon, deferred interest and pay-in-kind bonds     Zero coupon or deferred interest bonds are debt securities that make no periodic interest payments until maturity or a specified date when the securities begin paying current interest (cash payment date). Zero coupon and deferred interest bonds generally are issued and traded at a discount from their face amount or par value.

The original discount on zero coupon or deferred interest bonds approximates the total amount of interest the bonds will accumulate over the period until maturity or the first cash payment date and compounds at a rate of interest reflecting the market rate of the security at the time of issuance. The discount varies depending on the time remaining until maturity or the cash payment date, as well as prevailing interest rates, liquidity of the market for the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date approaches. The discount typically increases as interest rates rise, the market becomes less liquid or the creditworthiness of the issuer deteriorates.

Pay-in-kind bonds are debt securities that provide for interest payments to be made in a form other than cash, generally at the option of the issuer. Common forms include payment of additional bonds of the same issuer or an increase in principal underlying the pay-in-kind bonds. To the extent that no cash income will be paid for an extended period of time, pay-in-kind bonds resemble zero coupon or deferred interest bonds and are subject to similar influences and risks.

For accounting and federal tax purposes, holders of bonds issued at a discount, such as the Fund, are deemed to receive interest income over the life of the bonds even though the bonds do not pay out cash to their holders before maturity or the cash payment date. That income is distributable to Fund shareholders even though no cash is received by the Fund at the time of accrual, which may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

Because investors receive no cash prior to the maturity or cash payment date, an investment in debt securities issued at a discount generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies.

The following is a description of the general risks associated with the Fund's investing in debt securities:

Credit     Debt securities are subject to the risk of an issuer's (or other party's) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund's ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market's perception of the creditworthiness of the issuer.

The Fund may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk than they actually do by the market, the investment manager or the rating agencies. Credit risk is generally greater where less information is publicly available, where fewer covenants safeguard the investors' interests, where collateral may be impaired or inadequate, where little legal redress or regulatory protection is available, or where a party's ability to meet obligations is speculative. Additionally, any inaccuracy in the information used by the Fund to evaluate credit risk may affect the value of securities held by the Fund.

Obligations under debt securities held by the Fund may never be satisfied or, if satisfied, only satisfied in part.

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Some securities are subject to risks as a result of a credit downgrade or default by a government, or its agencies or, instrumentalities. Credit risk is a greater concern for high-yield debt securities and debt securities of issuers whose ability to pay interest and principal may be considered speculative. Debt securities are typically classified as investment grade-quality (medium to highest credit quality) or below investment grade-quality (commonly referred to as high-yield or junk bonds). Many individual debt securities are rated by a third party source, such as Moody's or S&P to help describe the creditworthiness of the issuer.

Debt securities ratings     The investment manager performs its own independent investment analysis of securities being considered for the Fund's portfolio, which includes consideration of, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters. The investment manager also considers the ratings assigned by various investment services and independent rating agencies, such as Moody's and S&P, that publish ratings based upon their assessment of the relative creditworthiness of the rated debt securities. Generally, a lower rating indicates higher credit risk. Higher yields are ordinarily available from debt securities in the lower rating categories. These ratings are described at the end of this SAI under "Description of Ratings."

Using credit ratings to evaluate debt securities can involve certain risks. For example, ratings assigned by the rating agencies are based upon an analysis completed at the time of the rating of the obligor's ability to pay interest and repay principal. Rating agencies typically rely to a large extent on historical data which may not accurately represent present or future circumstances. Ratings do not purport to reflect the risk of fluctuations in market value of the debt security and are not absolute standards of quality and only express the rating agency's current opinion of an obligor's overall financial capacity to pay its financial obligations. A credit rating is not a statement of fact or a recommendation to purchase, sell or hold a debt obligation. Also, credit quality can change suddenly and unexpectedly, and credit ratings may not reflect the issuer's current financial condition or events since the security was last rated. Rating agencies may have a financial interest in generating business, including from the arranger or issuer of the security that normally pays for that rating, and providing a low rating might affect the rating agency's prospects for future business. While rating agencies have policies and procedures to address this potential conflict of interest, there is a risk that these policies will fail to prevent a conflict of interest from impacting the rating.

Extension     The market value of some debt securities, particularly mortgage securities and certain asset-backed securities, may be adversely affected when bond calls or prepayments on underlying mortgages or other assets are less or slower than anticipated. This risk is extension risk. Extension risk may result from, for example, rising interest rates or unexpected developments in the markets for the underlying assets or mortgages. As a consequence, the security's effective maturity will be extended, resulting in an increase in interest rate sensitivity to that of a longer-term instrument. Extension risk generally increases as interest rates rise. This is because, in a rising interest rate environment, the rate of prepayment and exercise of call or buy-back rights generally falls and the rate of default and delayed payment generally rises. When the maturity of an investment is extended in a rising interest rate environment, a below-market interest rate is usually locked-in and the value of the security reduced. This risk is greater for fixed-rate than variable-rate debt securities.

Income     risk is the risk that the Fund's income will decline during periods of falling interest rates, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon a sale of a debt security. The Fund's income declines when interest rates fall because, as the Fund's higher-yielding debt securities mature, are prepaid or are sold, the Fund may have to re-invest the proceeds in debt securities that have lower interest rates. The amount and rate of distributions that the Fund's shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.

Fluctuations in income paid to the Fund are generally greater for variable rate debt securities. The Fund will be deemed to receive taxable income on certain securities which pay no cash payments until maturity, such as zero-coupon securities. The Fund may be required to sell portfolio securities that it would otherwise continue to hold in order to obtain sufficient cash to make the distribution to shareholders required for U.S. tax purposes.

Inflation     The market price of debt securities generally falls as inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Debt securities that pay a fixed rather than variable interest rate are especially vulnerable to inflation risk because variable-rate debt securities may be able to participate, over the long term, in rising interest rates which have historically corresponded with long-term inflationary trends.

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Interest rate     The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund's average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.

Prepayment     Debt securities, especially bonds that are subject to "calls," such as asset-backed or mortgage-backed securities, are subject to prepayment risk if their terms allow the payment of principal and other amounts due before their stated maturity. Amounts invested in a debt security that has been "called" or "prepaid" will be returned to an investor holding that security before expected by the investor. In such circumstances, the investor, such as a fund, may be required to re-invest the proceeds it receives from the called or prepaid security in a new security which, in periods of declining interest rates, will typically have a lower interest rate. Prepayment risk is especially prevalent in periods of declining interest rates and will result for other reasons, including unexpected developments in the markets for the underlying assets or mortgages. For example, a decline in mortgage interest rates typically initiates a period of mortgage refinancings. When homeowners refinance their mortgages, the investor in the underlying pool of mortgage-backed securities (such as a fund) receives its principal back sooner than expected, and must reinvest at lower, prevailing rates.

Securities subject to prepayment risk are often called during a declining interest rate environment and generally offer less potential for gains and greater price volatility than other income-bearing securities of comparable maturity.

Call risk is similar to prepayment risk and results from the ability of an issuer to call, or prepay, a debt security early. If interest rates decline enough, the debt security's issuer can save money by repaying its callable debt securities and issuing new debt securities at lower interest rates.

The following is a description of other risks associated with the Fund's investments:

Focus     The greater the Fund's exposure to (or focus on) any single type of investment – including investment in a given industry, sector, country, region, or type of security – the greater the impact of adverse events or conditions in such industry, sector, country, region or investment will have on the Fund's performance. To the extent the Fund has greater exposure to any single type of investment, the Fund's potential for loss (or gain) will be greater than if its portfolio were invested more broadly in many types of investments.

The Fund's exposure to such industries, sectors, regions and other investments may also arise indirectly through the Fund's investments in debt securities (e.g., mortgage or asset-backed securities) that are secured by such investments. Similar risks associated with focusing on a particular type of investment may result if real properties and collateral securing the Fund's investments are located in the same geographical region or subject to the same risks or concerns.

Inside information     The investment manager (through its representatives or otherwise) may receive information that restricts the investment manager's ability to cause the Fund to buy or sell securities of an issuer for substantial periods of time when the Fund otherwise could realize profit or avoid loss. This may adversely affect the Fund's flexibility with respect to buying or selling securities and may impair the Fund's liquidity.

Liquidity     Liquidity risk exists when particular investments are or become difficult to purchase or sell at the price at which the Fund has valued the security, whether because of current market conditions, the financial condition of the issuer, or the specific type of investment. If the market for a particular security becomes illiquid (for example, due to changes in the issuer's financial condition), the Fund may be unable to sell such security at an advantageous time or price due to the difficulty in selling such securities. To the extent that the Fund and its affiliates hold a significant portion of an issuer's outstanding securities, the Fund may also be subject to greater liquidity risk than if the issuer's securities were more widely held. The Fund may also need to sell some of the Fund's more liquid securities when it otherwise would not do so in order to meet redemption requests, even if such sale of the liquid holdings would be disadvantageous from an investment standpoint. Reduced liquidity may also have an adverse impact on a security's market value and the sale of such securities often results in higher brokerage charges or dealer discounts and other selling expenses. Reduced liquidity in the secondary market for certain securities will also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio and thus pricing may be prone to error when market quotations are volatile, infrequent and/or subject to large spreads between bid and ask prices. In addition, prices received by the Fund for securities may be based on institutional “round lot” sizes, but the Fund may purchase, hold or sell smaller, “odd lot” sizes, which may be harder to sell. Odd lots may trade at lower prices than round lots, which may affect the Fund’s ability to accurately value its investments.

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The market for certain equity or debt securities may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. For example, dealer capacity in certain fixed income markets appears to have undergone fundamental changes since the financial crisis of 2008, which may result in low dealer inventories and a reduction in dealer market-making capacity. An increase in interest rates due to the tapering of the Federal Reserve Board’s quantitative easing program and other similar central bank actions, coupled with a reduction in dealer market-making capacity, may decrease liquidity and increase volatility in the fixed income markets. Liquidity risk generally increases (meaning that securities become more illiquid) as the number, or relative need, of investors seeking to liquidate in a given market increases; for example, when an asset class or classes fall out of favor and investors sell their holdings in such classes, either directly or indirectly through investment funds, such as mutual funds.

Management     The investment manager's judgments about markets, interest rates or the attractiveness, relative values or potential appreciation of particular investment strategies or sectors or securities purchased for the Fund's portfolio may prove to be incorrect, all of which could cause the Fund to perform less favorably and may result in a decline in the Fund's share price.

The investment manager selects investments for the Fund based on its own analysis and information as well as on external sources of information, such as information that the investment manager obtains from other sources including through conferences and discussions with third parties, and data that issuers of securities provide to the investment manager or file with government agencies. The investment manager may also use information concerning institutional positions and buying activity in a security. The investment manager is not in a position to confirm the completeness, genuineness or accuracy of any of such information that is provided or filed by an issuer, and in some cases, complete and accurate information is not readily available. It is also possible that information on which the investment manager relies could be wrong or misleading. Additionally, legislative, regulatory, or tax developments may affect the investment techniques available to the investment manager in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment goal. Management risk is greater when less qualitative information is available to the investment manager about an investment.

Market     The market value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably due to general market conditions which are not specifically related to a single corporate borrower or security issuer. These general market conditions include real or perceived adverse economic or regulatory conditions, changes in the general outlook for corporate earnings, changes in interest or currency exchange rates or adverse investor sentiment generally. Market values may also decline due to factors which affect a particular industry or sector, such as labor shortages or increased production costs and competitive conditions within an industry, or a particular segment, such as mortgage or government securities. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. When markets perform well, there can be no assurance that the Fund's securities will participate in or otherwise benefit from the advance.

Portfolio turnover     Portfolio turnover is a measure of how frequently the Fund's portfolio securities are bought and sold. High portfolio turnover rates generally increase transaction costs, which are Fund expenses. Such portfolio transactions may also result in the realization of taxable capital gains, including short-term capital gains, which are generally taxable at ordinary income tax rates for federal income tax purposes for shareholders subject to income tax and who hold their shares in a taxable account. Higher transaction costs reduce the Fund's returns.

The SEC requires annual portfolio turnover to be calculated generally as the lesser of the Fund's purchases or sales of portfolio securities during a given fiscal year, divided by the monthly average value of the Fund's portfolio securities owned during that year (excluding securities with a maturity or expiration date that, at the time of acquisition, was less than one year). For example, a fund reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rates for the Fund are disclosed in the sections entitled "Portfolio Turnover" and "Financial Highlights" of the Fund's prospectus.

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Portfolio turnover is affected by factors within and outside the control of the Fund and its investment manager. The investment manager's investment outlook for the type of securities in which the Fund invests may change as a result of unexpected developments in domestic or international securities markets, or in economic, monetary or political relationships. High market volatility may result in the investment manager using a more active trading strategy than it might have otherwise pursued. The Fund's investment manager will consider the economic effects of portfolio turnover but generally will not treat portfolio turnover as a limiting factor in making investment decisions. Investment decisions affecting turnover may include changes in investment policies or management personnel, as well as individual portfolio transactions.

Factors wholly outside the control of the investment manager that may increase portfolio turnover include increased merger and acquisition activity, increased refinancing of outstanding debt by an issuer, or increased rates of bankruptcy or default, that may create involuntary transactions for funds that hold affected securities.

During periods of rapidly declining interest rates, the rate of prepayments on portfolio investments may increase rapidly. When this happens, "sales" of portfolio securities are increased due to the return of principal to the Fund followed by purchases of new portfolio securities to replace the "sold" ones.

The rate of bond calls by issuers of fixed-income debt securities may increase as interest rates decline. This causes "sales" of called bonds by the Fund and the subsequent purchase of replacement investments.

In addition, redemptions or exchanges by investors may require the liquidation of portfolio securities. Changes in particular portfolio holdings may also be made whenever a security is considered to be no longer the most appropriate investment for the Fund, or another security appears to have a relatively better opportunity.

Policies and Procedures Regarding the Release of Portfolio Holdings     The Fund's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Fund will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

For purposes of this policy, portfolio holdings information does not include aggregate, composite or descriptive information that does not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund. Information excluded from the definition of portfolio holdings information generally includes, without limitation: (1) descriptions of allocations among asset classes, regions, countries or industries/sectors; (2) aggregated data such as average or median ratios, market capitalization, credit quality or duration; (3) performance attributions by industry, sector or country; or (4) aggregated risk statistics. Such information, if made available to anyone, will be made available to any person upon request, but, because such information is generally not material to investors, it may or may not be posted on the Fund's website. In addition, other information may also be deemed to not be portfolio holdings information if, in the reasonable belief of the Fund's Chief Compliance Officer (or his/her designee), the release of such information would not present risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Fund.

Consistent with current law, the Fund releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag.

In addition, a complete list of the Fund's portfolio holdings is generally released no sooner than 20 calendar days after the end of each calendar month. Commentaries and other materials that may reference specific holdings information of the Fund as of the most recent calendar quarter end are also subject to the same 20-day lag requirement. Other descriptive information, such as the Fund's top 10 holdings, may be released monthly, no sooner than five days after the end of each month. Released portfolio holdings information can be viewed at franklintempleton.com.

To the extent that this policy would permit the release of portfolio holdings information regarding a particular portfolio holding for the Fund that is the subject of ongoing purchase or sale orders/programs, or if the release of such portfolio holdings information would otherwise be sensitive or inappropriate, the portfolio manager for the Fund may request that the release of such information be withheld.

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Exceptions to the portfolio holdings release policy will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or fiduciary duties owed to Fund shareholders. The determination of whether to grant an exception, which includes the determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the Fund's Chief Compliance Officer or his/her designee, following a request submitted in writing.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers, service providers to the Fund, and municipal securities brokers using the Investor Tools product which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets. In addition, should the Fund process a shareholder’s redemption request in-kind, the Fund may, under certain circumstances, provide portfolio holdings information to such shareholder to the extent necessary to allow the shareholder to prepare for receipt of such portfolio securities.

The specific entities to whom the Fund may provide portfolio holdings in advance of their release to the general public are:

  Bloomberg, Capital Access, CDA (Thomson Reuters), FactSet, Fidelity Advisors, Standard & Poor's, Vestek, and Fidelity Trust Company, all of whom may receive portfolio holdings information 15 days after the quarter end.
  Service providers to the Fund that receive portfolio holdings information from time to time in advance of general release in the course of performing, or to enable them to perform, services for the Fund, including: Custodian Bank: JPMorgan Chase Bank; Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP; Outside Fund Legal Counsel: Stradley Ronon Stevens & Young, LLP; Independent Directors'/Trustees' Counsel: Schiff Hardin, LLP; Proxy Voting Services: Egan-Jones Proxy Services, Glass, Lewis & Co., LLC and Institutional Shareholder Services, Inc.; Brokerage Analytical Services: Sanford Bernstein, Brown Brothers Harriman, Royal Bank of Canada Capital Markets, JP Morgan Securities Inc.; Financial Printers: Donnelley Financial Solutions, Inc. or GCOM Solutions, Inc.

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

  The recipient agrees to keep confidential, and to limit the dissemination of, any portfolio holdings information received.
  The recipient agrees not to trade on the non-public information received, including some or all of the following: (1) agreeing not to purchase or sell any portfolio securities based on any information received; (2) agreeing not to trade against any U.S. registered Franklin or Templeton fund, including the Fund; (3) agreeing not to knowingly engage in any trading practices that are adverse to any such fund; and (4) agreeing not to trade in shares of any such fund.
  The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton.

In no case does the Fund receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

Several investment managers within Franklin Templeton (F-T Managers) serve as investment managers to offshore funds that are registered or otherwise authorized for sale with foreign regulatory authorities. The release of portfolio holdings information for such offshore funds is excluded from the Fund's portfolio holdings release policy if such information is given to offshore banks, broker-dealers, insurance companies, registered investment managers and other financial institutions (offshore investment managers) with discretionary authority to select offshore funds on behalf of their clients. Because such offshore funds may from time to time invest in securities substantially similar to those of the Fund, there is the risk that such portfolio holdings information may be used to trade inappropriately against the Fund. To mitigate such risks, such information may only be disclosed for portfolio analytics, such as risk analysis/asset allocation, and the offshore investment manager will be required to execute a non-disclosure agreement, whereby such offshore investment manager: (1) agrees to maintain such information as confidential, including limiting the dissemination of such information, (2) is prohibited from trading on the information received, including (a) purchasing or selling any portfolio securities based on any information received; (b) trading against any U.S. registered Franklin or Templeton fund, including the Fund; (c) knowingly engaging in any trading practices that are adverse to any such fund; and (d) trading in shares of any such fund that is substantially similar to the offshore fund, and (3) agrees to refresh its representation as to confidentiality and abstention from trading upon request from Franklin Templeton. In addition, an offshore fund may release information regarding the top contributors and detractors to such fund’s portfolio performance monthly to those recipients who have executed a non-disclosure agreement containing the provisions described above, or who have confirmed electronically its agreement to such provisions. Country-specific offshore funds that are not, in the aggregate, substantially similar to the holdings of a U.S. registered Franklin or Templeton fund, are not subject to the restrictions imposed by the policy.

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Certain F-T Managers serve as investment advisers to privately placed funds that are exempt from registration, including Canadian institutional pooled funds and commingled trusts maintained by a Franklin Templeton trust company. In certain circumstances, such unregistered private funds may have portfolio holdings that are not, in the aggregate, substantially similar to the holdings of a U.S. registered fund, as determined by the Chief Compliance Officer or his/her designee. Under such circumstances the release of portfolio holdings information to a client or potential client of the unregistered private fund may be permissible. In circumstances where an unregistered private fund invests in portfolio securities that, in the aggregate, are substantially similar to the holdings of a U.S. registered fund, such private funds are subject to the restrictions imposed by the policy, except that the release of holdings information to a current investor in the private fund is permissible conditioned upon such investor’s execution of a non-disclosure agreement to mitigate the risk that portfolio holdings information may be used to trade inappropriately against a fund. Such non-disclosure agreement must provide that the investor: (1) agrees to maintain such information as confidential, including limiting the dissemination of such information (except that the investor may be permitted to disseminate such information to an agent as necessary to allow the performance of portfolio analytics with respect to the investor’s investment in the private fund), and (2) is prohibited from trading on the information received, including (a) trading against any U.S. registered Franklin or Templeton fund, including the Fund; (b) knowingly engaging in any trading practices that are adverse to any such fund; and (c) trading in shares of any U.S. registered Franklin or Templeton fund that is managed in a style substantially similar to that of the private fund.

Some F-T Managers serve as sub-advisers to other mutual funds not within the Franklin Templeton fund complex ("other funds"), which may be managed in a style substantially similar to that of a U.S. registered Franklin or Templeton fund. Such other funds are not subject to the Fund's portfolio holdings release policy. The sponsors of such funds may disclose the portfolio holdings of such funds at different times than the Fund discloses its portfolio holdings.

In addition, some F-T Managers also serve as investment managers to separate accounts, which are subject to the Fund’s policy with respect to the release of the separate account’s holdings to consultants and potential clients. Separate accounts that are not, in the aggregate, substantially similar to the holdings of a U.S. registered Franklin or Templeton fund, however, are not subject to the restrictions imposed by the policy.

The Fund's portfolio holdings release policy and all subsequent amendments have been reviewed and approved by the Fund's board, and any other material amendments shall also be reviewed and approved by the board. The investment manager's compliance staff conducts periodic reviews of compliance with the policy and provides at least annually a report to the board regarding the operation of the policy and any material changes recommended as a result of such review. The investment manager's compliance staff also will supply the board yearly with a list of exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

Officers and Trustees

Franklin Strategic Series (Trust) has a board of trustees. Each trustee will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. While none are expected, the board will act appropriately to resolve any material conflict that may arise.

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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years, number of portfolios overseen in the Franklin Templeton fund complex and other directorships held during at least the past five years are shown below.

[TO BE UPDATED IN RULE 485(B) FILING:]

Independent Board Members
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1991	[134]	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	[114]	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	[134]

Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/ Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1998 and Lead Independent Trustee since March 2019	[134]

Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present), RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	[134]	Boeing Capital Corporation (aircraft financing) (2006-2013).

Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	[134]

The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President - Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

4362854v.2

Interested Board Members and Officers
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member[1]	Other Directorships Held During at Least the Past 5 Years
Gregory E. Johnson[2] (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2013	[146]	None

Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President, Franklin Resources, Inc. (1994-2015).

Rupert H. Johnson, Jr.[3] (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Chairman of the Board since 2013 and Trustee since 1991	[134]	None

Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Sonal Desai, Ph.D. (1963) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of 17 of the investment companies in Franklin Templeton.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co-Secretary	Vice President since 2009 and Co-Secretary since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer - Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President - AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Edward D. Perks (1970) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer - Investment Management	Since 2018	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co-Secretary	Vice President since 2011 and Co-Secretary since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this SAI. It is possible that after this date, information about officers may change.

Note 3: Effective March 12, 2019, John B. Wilson ceased to be a trustee of the Trust.

4362854v.2

1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.

3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.

The Trust's independent board members constitute the sole independent board members of 24 investment companies in the Franklin Templeton complex for which each independent board member currently is paid a $304,000 annual retainer fee, together with a $7,000 per meeting fee for attendance at each regularly scheduled board meeting, a portion of which fees are allocated to the Trust. To the extent held, compensation may also be paid for attendance at specially held board meetings. The Trust's lead independent board member is paid an annual supplemental retainer of $40,000 for services to such investment companies, a portion of which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust and such other funds are paid a $10,000 annual retainer fee, together with a $3,000 fee per Committee meeting in which they participate, a portion of which is allocated to the Trust. Terrence J. Checki, who serves as chairman of the Audit Committee of the Trust and such other funds receives a fee of $50,000 per year in lieu of the Audit Committee member retainer fee, a portion of which is allocated to the Trust. The following table provides the total fees paid to independent board members by the Trust and by other funds in Franklin Templeton.

[TO BE UPDATED IN RULE 485(B) FILING:]

Name	Total Fees Received from the Trust ($)[1]	Total Fees Received from Franklin Templeton ($)[2]	Number of Boards in Franklin Templeton on which Each Serves[3]
Harris J. Ashton	[__]	[__]	[__]
Terrence J. Checki	[__]	[__]	[__]
Mary C. Choksi	[__]	[__]	[__]
Edith E. Holiday	[__]	[__]	[__]
J. Michael Luttig	[__]	[__]	[__]
Larry D. Thompson	[__]	[__]	[__]
John B. Wilson[4]	[__]	[__]	[__]

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1. For the fiscal year ended August 31, 2019.

2. For the calendar year ended December 31, 2019

3. We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.

4. As of March 12, 2019, John B. Wilson no longer serves on the Board.

Independent board members are reimbursed for expenses incurred in connection with attending board meetings and such expenses are paid pro rata by each fund in Franklin Templeton for which they serve as director or trustee. No officer or board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Trust or other funds in Franklin Templeton. Certain officers or board members who are shareholders of Franklin Resources, Inc. (Resources) may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

Board members historically have followed a policy of having substantial investments in one or more of the Franklin Templeton funds, as is consistent with their individual financial goals. In February 1998, this policy was formalized through the adoption of a requirement that each board member invest one-third of fees received for serving as a director or trustee of a Templeton fund (excluding committee fees) in shares of one or more Templeton funds and one-third of fees received for serving as a director or trustee of a Franklin fund (excluding committee fees) in shares of one or more Franklin funds until the value of such investments equals or exceeds five times the annual retainer and regular board meeting fees paid to such board member. Investments in the name of family members or entities controlled by a board member constitute fund holdings of such board member for purposes of this policy, and a three-year phase-in period applies to such investment requirements for newly elected board members. In implementing such policy, a board member's fund holdings existing on February 27, 1998, are valued as of such date with subsequent investments valued at cost.

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Fund on December 31, 2019.

[TO BE UPDATED IN RULE 485(B) FILING:]

Independent Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Harris J. Ashton	None	Over $100,000
Terrence J. Checki	None	$10,001 - $50,000
Mary C. Choksi	None	Over $100,000
Edith E. Holiday	None	Over $100,000
J. Michael Luttig	None	Over $100,000
Larry D. Thompson	None	Over $100,000

Interested Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Funds Overseen by the Board Member in the Franklin Templeton Fund Complex
Gregory E. Johnson	None	Over $100,000
Rupert H. Johnson, Jr.	None	Over $100,000

4362854v.2

Board committees     The board maintains two standing committees: the Audit Committee and the Nominating Committee. The Audit Committee is generally responsible for recommending the selection of the Trust's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust's financial reports and internal controls. The Audit Committee is comprised of the following independent trustees of the Trust: Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig and Larry D. Thompson. The Nominating Committee is comprised of the following independent trustees of the Trust: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, J. Michael Luttig and Larry D. Thompson.

The Nominating Committee is responsible for selecting candidates to serve as board members and recommending such candidates (a) for selection and nomination as independent board members by the incumbent independent board member and the full board; and (b) for selection and nomination as interested board members by the full board.

When the board has or expects to have a vacancy, the Nominating Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as board members, including any recommendations by “Qualifying Fund Shareholders” (as defined below). To date, the Nominating Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices at One Franklin Parkway, San Mateo, CA 94403-1906 and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a board member, including as an independent board member, of the Trust. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the 24-month period prior to submitting the recommendation; and (ii) provides a written notice to the Nominating Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the Trust, as defined in the Investment Company Act of 1940 (1940 Act); and (g) the written consent of each person recommended to serve as a board member of the Trust if so nominated and elected/appointed.

The Nominating Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating Committee.

[TO BE UPDATED IN RULE 485(B) FILING:]

During the fiscal year ended August 31, 2019, the Audit Committee met [___] times and the Nominating Committee met [__] times.

Board role in risk oversight     The board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by management, in consultation with the board and its counsel. These reports address certain investment, valuation and compliance matters. The board also may receive special written reports or presentations on a variety of risk issues, either upon the board’s request or upon the investment manager’s initiative. In addition, the Audit Committee of the board meets regularly with the investment manager’s internal audit group to review reports on their examinations of functions and processes within Franklin Templeton that affect the Fund.

4362854v.2

With respect to investment risk, the board receives regular written reports describing and analyzing the investment performance of the Fund. In addition, the portfolio managers of the Fund meet regularly with the board to discuss portfolio performance, including investment risk. To the extent that the Fund changes a particular investment strategy that could have a material impact on the Fund’s risk profile, the board generally is consulted with respect to such change. To the extent that the Fund invests in certain complex securities, including derivatives, the board receives periodic reports containing information about exposure of the Fund to such instruments. In addition, the investment manager’s investment risk personnel meet regularly with the board to discuss a variety of issues, including the impact on the Fund of the investment in particular securities or instruments, such as derivatives and commodities.

With respect to valuation, the Fund’s administrator provides regular written reports to the board that enable the board to monitor the number of fair valued securities in a particular portfolio, the reasons for the fair valuation and the methodology used to arrive at the fair value. Such reports also include information concerning illiquid securities within the Fund’s portfolio. The board also reviews dispositional analysis information on the sale of securities that require special valuation considerations such as illiquid or fair valued securities. In addition, the Fund’s Audit Committee reviews valuation procedures and results with the Fund’s auditors in connection with such Committee’s review of the results of the audit of the Fund’s year-end financial statements.

With respect to compliance risks, the board receives regular compliance reports prepared by the investment manager’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. In accordance with SEC rules, the independent board members meet regularly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the board. The Fund’s board adopts compliance policies and procedures for the Fund and approves such procedures for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The investment manager periodically provides an enterprise risk management presentation to the board to describe the way in which risk is managed on a complex-wide level. Such presentation covers such areas as investment risk, reputational risk, personnel risk, and business continuity risk.

Board structure     Two-thirds of board members consist of independent board members who are not deemed to be “interested persons” by reason of their relationship with the Fund’s management or otherwise as provided under the 1940 Act. While the Chairman of the Board is an interested person, the board is also served by a lead independent board member. The lead independent board member, together with independent counsel, reviews proposed agendas for board meetings and generally acts as a liaison with management with respect to questions and issues raised by the independent board members. The lead independent board member also presides at separate meetings of independent board members held in advance of each scheduled board meeting where various matters, including those being considered at such board meeting are discussed. It is believed such structure and activities assure that proper consideration is given at board meetings to matters deemed important to the Fund and its shareholders.

Trustee qualifications     Information on the Fund’s officers and board members appears above including information on the business activities of board members during the past five years and beyond. In addition to personal qualities, such as integrity, the role of an effective Fund board member inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his or her duties and fiduciary obligations. The board believes that the specific background of each board member evidences such ability and is appropriate to his or her serving on the Fund’s board. As indicated, Harris J. Ashton has served as a chief executive officer of a NYSE-listed public corporation; Terrence J. Checki has served as a senior executive of a Federal Reserve Bank and has vast experience evaluating economic forces and their impact on markets, including emerging markets; Mary C. Choksi has an extensive background in asset management, including founding an investment management firm; Larry D. Thompson and Edith E. Holiday each have legal backgrounds, including high level legal positions with departments of the U.S. government; J. Michael Luttig has fifteen years of judicial experience as a Federal Appeals Court Judge and eleven years of experience as Executive Vice President and General Counsel of a major public company; and Gregory E. Johnson and Rupert H. Johnson, Jr. are both high ranking executive officers of Franklin Templeton.

4362854v.2

Fair Valuation and Liquidity

The Fund’s board of trustees has delegated to the investment manager the task of ensuring that regulatory guidelines governing the fair valuation for securities are applied to the Fund and that the required level of liquidity is maintained. The Fund’s administrator has formed a Valuation Committee (VC) to oversee these obligations. The VC oversees and administers the policies and procedures governing fair valuation and liquidity determination of securities. The VC meets monthly to review and approve fair value and liquidity reports and conduct other business, and meets whenever necessary to review potential significant market events and take appropriate steps to adjust valuations in accordance with established policies. The VC provides regular reports that document its activities to the board of trustees for its review and approval of pricing determinations at scheduled meetings.

The Fund's policies and procedures governing fair valuation and liquidity determination of securities have been initially reviewed and approved by the board of trustees and any material amendments will also be reviewed and approved by the board. The investment manager's compliance staff conducts periodic reviews of compliance with the policies and provides at least annually a report to the board of trustees regarding the operation of the policies and any material changes recommended as a result of such review.

Proxy Voting Policies and Procedures

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

The investment manager has delegated its administrative duties with respect to the voting of proxies for securities to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the investment manager’s instructions and/or policies. The investment manager votes proxies solely in the best interests of the Fund and its shareholders.

To assist it in analyzing proxies of equity securities, the investment manager subscribes to Institutional Shareholder Services, Inc. (ISS), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, vote execution services, ballot reconciliation services, recordkeeping and vote disclosure services. In addition, the investment manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research. Also, the investment manager has a supplemental subscription to Egan-Jones Proxy Services (Egan-Jones), an unaffiliated third party proxy advisory firm, to receive analyses and vote recommendations. Although analyses provided by ISS, Glass Lewis, Egan-Jones, and/or another independent third party proxy service provider (each a "Proxy Service") are thoroughly reviewed and considered in making a final voting decision, the investment manager does not consider recommendations from a Proxy Service or any third party to be determinative of the investment manager's ultimate decision. Rather, the investment manager exercises its independent judgment in making voting decisions. For most proxy proposals, the investment manager’s evaluation should result in the same position being taken for all Funds. In some cases, however, the evaluation may result in a Fund voting differently, depending upon the nature and objective of the Fund, the composition of its portfolio and other factors. As a matter of policy, the officers, directors/trustees and employees of the investment manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the best interests of the investment manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service; or send the proxy directly to the Fund's board or a committee of the board with the investment manager's recommendation regarding the vote for approval.

Where a material conflict of interest has been identified, but the items on which the investment manager’s vote recommendations differ from a Proxy Service and relate specifically to (1) shareholder proposals regarding social or environmental issues, (2) “Other Business” without describing the matters that might be considered, or (3) items the investment manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the investment manager rather than sending the proxy directly to the Fund's board or a board committee for approval.

4362854v.2

To avoid certain potential conflicts of interest, the investment manager will employ echo voting or pass-through voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to a SEC exemptive order thereunder; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to the rules under the 1940 Act or any exemptive orders thereunder (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the underlying fund's shares. With respect to instances when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on any one of Sections 12(d)(1)(F) or (G) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder, and there are no other unaffiliated shareholders also invested in the underlying fund, the investment manager will vote in accordance with the recommendation of such investment company’s board of trustees or directors. In addition, to avoid certain potential conflicts of interest, and where required under a fund’s governing documents or applicable law, the investment manager will employ pass-through voting when a Franklin Templeton U.S. registered investment company invests in an underlying fund in reliance on Section 12(d)(1)(E) of the 1940 Act, the rules thereunder, or pursuant to an SEC exemptive order thereunder. In “pass-through voting,” a feeder fund will solicit voting instructions from its shareholders as to how to vote on the master fund’s proposals.

The recommendation of management on any issue is a factor that the investment manager considers in determining how proxies should be voted. However, the investment manager does not consider recommendations from management to be determinative of the investment manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the investment manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Engagement with issuers. The investment manager believes that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The investment manager may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The investment manager may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

Investment manager’s proxy voting policies and principles     The investment manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the investment manager cannot anticipate all future situations. In all cases, each proxy and proposal (including both management and shareholder proposals) will be considered based on the relevant facts and circumstances on a case-by-case basis.

Board of directors.     The investment manager supports an independent, diverse board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The investment manager supports boards with strong risk management oversight. The investment manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The investment manager will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the investment manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company’s corporate governance guidelines or provisions and performance. The investment manager generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, the investment manager will give careful review on a case-by-case basis of the potential ramifications of such implementation.

In the event of a contested election, the investment manager will review a number of factors in making a decision including management’s track record, the company’s financial performance, qualifications of candidates on both slates, and the strategic plan of the dissidents and/or shareholder nominees.

Ratification of auditors of portfolio companies.     The investment manager will closely scrutinize the independence, role and performance of auditors. On a case-by-case basis, the investment manager will examine proposals relating to non-audit relationships and non-audit fees. The investment manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of a lack of independence, accounting irregularities or negligence. The investment manager may also consider whether the ratification of auditors has been approved by an appropriate audit committee that meets applicable composition and independence requirements.

4362854v.2

Management and director compensation.     A company’s equity-based compensation plan should be in alignment with the shareholders’ long-term interests. The investment manager believes that executive compensation should be directly linked to the performance of the company. The investment manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the ISS quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The investment manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The investment manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the investment manager will generally oppose “golden parachutes” that are considered to be excessive. The investment manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders.

The investment manager will review non-binding say-on-pay proposals on a case-by-case basis, and will generally vote in favor of such proposals unless compensation is misaligned with performance and/or shareholders’ interests, the company has not provided reasonably clear disclosure regarding its compensation practices, or there are concerns with the company’s remuneration practices.

Anti-takeover mechanisms and related issues.     The investment manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. However, as with all proxy issues, the investment manager conducts an independent review of each anti-takeover proposal. On occasion, the investment manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The investment manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. In addition, the investment manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The investment manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The investment manager generally supports “fair price” provisions and confidential voting. The investment manager will review a company’s proposal to reincorporate to a different state or country on a case-by-case basis taking into consideration financial benefits such as tax treatment as well as comparing corporate governance provisions and general business laws that may result from the change in domicile.

Changes to capital structure.     The investment manager realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. The investment manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. The investment manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The investment manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. The investment manager will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and corporate restructuring.     Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. The investment manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Environmental and social issues.     The investment manager considers environmental and social issues alongside traditional financial measures to provide a more comprehensive view of the value, risk and return potential of an investment. Companies may face significant financial, legal and reputational risks resulting from poor environmental and social practices, or negligent oversight of environmental or social issues. Franklin Templeton’s “Responsible Investment Principles and Policies” describes the investment manager’s approach to consideration of environmental, social and governance issues within the investment manager’s processes and ownership practices.

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The investment manager will review shareholder proposals on a case-by-case basis and may support those that serve to enhance value or mitigate risk, are drafted appropriately, and do not disrupt the course of business or require a disproportionate or inappropriate use of company resources. In the investment manager’s experience, those companies that are managed well are often effective in dealing with the relevant environmental and social issues that pertain to their business. As such, the investment manager will generally give management discretion with regard to environmental and social issues. However, in cases where management and the board have not demonstrated adequate efforts to mitigate material environmental or social risks, have engaged in inappropriate or illegal conduct, or have failed to adequately address current or emergent risks that threaten shareholder value, the investment manager may choose to support well-crafted shareholder proposals that serve to promote or protect shareholder value. This may include seeking appropriate disclosure regarding material environmental and social issues.

The investment manager will consider supporting a shareholder proposal seeking disclosure and greater board oversight of lobbying and corporate political contributions if the investment manager believes that there is evidence of inadequate oversight by the company’s board, if the company’s current disclosure is significantly deficient, or if the disclosure is notably lacking in comparison to the company’s peers.

Governance matters.     The investment manager generally supports the right of shareholders to call special meetings and act by written consent. However, the investment manager will review such shareholder proposals on a case-by-case basis in an effort to ensure that such proposals do not disrupt the course of business or require a disproportionate or inappropriate use of company resources.

Proxy access.     In cases where the investment manager is satisfied with company performance and the responsiveness of management, it will generally vote against shareholder proxy access proposals not supported by management. In other instances, the investment manager will consider such proposals on a case-by-case basis, taking into account factors such as the size of the company, ownership thresholds and holding periods, nomination limits (e.g., number of candidates that can be nominated), the intentions of the shareholder proponent, and shareholder base.

Global corporate governance.     Many of the tenets discussed above are applied to the investment manager's proxy voting decisions for international investments. However, the investment manager must be flexible in these worldwide markets. Principles of good corporate governance may vary by country, given the constraints of a country’s laws and acceptable practices in the markets. As a result, it is on occasion difficult to apply a consistent set of governance practices to all issuers. As experienced money managers, the investment manager's analysts are skilled in understanding the complexities of the regions in which they specialize and are trained to analyze proxy issues germane to their regions.

The investment manager will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the investment manager may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if the investment manager votes a proxy or where the investment manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the investment manager held shares on the record date but has sold them prior to the meeting date; (vii) a proxy voting service is not offered by the custodian in the market; (viii) due to either system error or human error, the investment manager’s intended vote is not correctly submitted; (ix) the investment manager believes it is not in the best interest of the Fund or its shareholders to vote the proxy for any other reason not enumerated herein; or (x) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

In some non-U.S. jurisdictions, even if the investment manager uses reasonable efforts to vote a proxy on behalf of the Fund, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the investment manager does not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the investment manager. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the investment manager's votes are not received, or properly tabulated, by an issuer or the issuer's agent.

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The investment manager or its affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the investment manager or its affiliates, determine to use its best efforts to recall any security on loan where the investment manager or its affiliates (a) learn of a vote on a material event that may affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes.

Procedures for meetings involving fixed income securities & privately held issuers.     From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the investment manager for each Fund involved. If the Proxy Group does not receive voting instructions from the investment manager, the Proxy Group will take no action on the event. The investment manager may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described above.

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the investment manager may nonetheless vote as it deems in the best interests of the Fund. The investment manager will report such decisions on an annual basis to the Fund board as may be required.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Management and Other Services

Investment manager and services provided     The Fund's investment manager is Franklin Advisers, Inc. The investment manager is a wholly owned subsidiary of Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson (former Chairman and Director of Resources) and Rupert H. Johnson, Jr. are the principal shareholders of Resources.

The investment manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The investment manager also selects the brokers who execute the Fund's portfolio transactions. The investment manager provides periodic reports to the board, which reviews and supervises the investment manager's investment activities. To protect the Fund, the investment manager and its officers, directors and employees are covered by fidelity insurance.

The investment manager and its affiliates manage numerous other investment companies and accounts. The investment manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the investment manager on behalf of the Fund. Similarly, with respect to the Fund, the investment manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the investment manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The investment manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The investment manager makes decisions for the Fund in accordance with its obligations as investment adviser to the Fund. From time to time, certain affiliates may request that the investment manager focus the Fund’s investments on certain securities, strategies or markets or shift the Fund’s strategy slightly to enhance its attractiveness to specific investors, which may create a conflict of interest. The investment manager may, but is not required to, focus or shift the Fund’s investments in the manner requested provided that the investment manager believes that such investments are consistent with the Fund’s stated investment goals and strategies and are in the best interests of the Fund and its shareholders. In addition, the investment manager and its affiliates manage numerous other investment companies and accounts. The investment manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the investment manager on behalf of the Fund. Similarly, with respect to the Fund, the investment manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the investment manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The investment manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

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The Fund, its investment manager and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, including transactions involving securities that are being considered for the Fund or that are currently held by the Fund, subject to certain general restrictions and procedures. The personal securities transactions of access persons of the Fund, its investment manager and principal underwriter will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

Management fees     The Fund does not pay Advisers a fee for managing the Fund, although investors in the Fund will pay a fee to their separately managed account program sponsor. Advisers and its affiliates receive compensation from separately managed account clients or program sponsors in connection with their management of client accounts and participation in investment programs through which shares of the Fund are made available.

Portfolio managers     This section reflects information about the portfolio managers as of [__], 2020.

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within each category:

[TO BE UPDATED IN RULE 485(B) FILING:]

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed (x $1 million)[2]
Paul Varunok	[__]	[__]	[__]	[__]	[__]	[__]
Neil Dhruv	[__]	[__]	[__]	[__]	[__]	[__]
David Yuen	[__]	[__]	[__]	[__]	[__]	[__]
William Chong	[__]	[__]	[__]	[__]	[__]	[__]
Patrick Klein	[__]	[__]	[__]	[__]	[__]	[__]

1. These figures represent registered investment companies other than the Funds that are included in this SAI.

2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted in the chart above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

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Conflicts.     The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the investment manager have adopted a code of ethics which they believe contains provisions designed to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The investment manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation.     For the Funds, the investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary     Each portfolio manager is paid a base salary.

Annual bonus     Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

  Investment performance. Primary consideration is given to the historic investment performance of all accounts managed by the portfolio manager over the 1, 3 and 5 preceding years measured against risk benchmarks developed by the fixed income management team. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
  Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including business knowledge, productivity, customer service, creativity, and contribution to team goals, are evaluated in determining the amount of any bonus award.
  Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

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Additional long-term equity-based compensation     Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits     Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares.     The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio managers (such amounts may change from time to time):

Portfolio Manager	Fund Name	Dollar Range of Fund Shares Beneficially Owned
Paul Varunok	Series MG	None
Neil Dhruv	Series MG	None
David Yuen	Series P	None
William Chong	Series P	None
Patrick Klein	Series P	None

Administrator and services provided     Franklin Templeton Services, LLC (FT Services) has an agreement with the investment manager to provide certain administrative services and facilities for the Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate of the Fund's investment manager, sub-advisor and principal underwriter.

The administrative services FT Services provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

Administration fees     The Fund does not pay a fee for administrative services.

Shareholder servicing and transfer agent     Franklin Templeton Investor Services, LLC (Investor Services) is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is located at 3344 Quality Drive, Rancho Cordova, CA 95670-7313. Please send all correspondence to Investor Services at P.O. Box 997151, Sacramento, CA 95899-7151.

The Fund does not pay a fee for Shareholder servicing and transfer agent services.

Custodian     JPMorgan Chase Bank, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the offices of its branches and agencies throughout the world, acts as custodian of the Fund's assets. As foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and furnishes information relevant to the selection of compulsory depositories.

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Independent Registered Public Accounting Firm     PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, is the Trust's independent registered public accounting firm. The independent registered public accounting firm audits the financial statements included in the Trust's Annual Report to shareholders.

Portfolio Transactions

The investment manager selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the trading department of the investment manager seeks to obtain "best execution" -- the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the Fund and its other clients. For most transactions in equity securities, the amount of commissions paid is negotiated between the investment manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the investment manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The investment manager may also place orders to buy and sell equity securities on a principal rather than agency basis if the investment manager believes that trading on a principal basis will provide best execution. Orders for fixed-income securities are ordinarily placed with market makers on a net basis, without any brokerage commissions. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The investment manager may cause the Fund to pay certain brokers commissions that are higher than those another broker may charge, if the investment manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the investment manager's overall responsibilities to client accounts over which it exercises investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as "soft dollars." Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the investment manager may use soft dollars to acquire both proprietary and third-party research.

The research services that brokers may provide to the investment manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the investment manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the investment manager in carrying out its overall responsibilities to its clients.

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid to the underwriter, and purchases from dealers will include a spread between the bid and ask price. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place an accurate dollar value on the special execution or on the research services the investment manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the investment manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. The receipt of these products and services does not reduce the investment manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the investment manager and its affiliates may use this research and data in their investment advisory capacities with other clients.

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Because Franklin Templeton Distributors, Inc. (Distributors) is a member of the Financial Industry Regulatory Authority (FINRA), it may sometimes receive certain fees when the Fund tenders portfolio securities pursuant to a tender-offer solicitation. To recapture brokerage for the benefit of the Fund, any portfolio securities tendered by the Fund will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to the investment manager will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the investment manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the investment manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

Because the Fund may, from time to time, invest in broker-dealers, it is possible that the Fund will own more than 5% of the voting securities of one or more broker-dealers through whom the Fund places portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent the Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the board to ensure that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

Distributions and Taxes

[TO BE UPDATED IN RULE 485(B) FILING:]

The following discussion is a summary of certain additional tax considerations generally affecting the Fund and its shareholders, some of which may not be described in the Fund’s prospectus. No attempt is made to present a complete detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the prospectus are not intended as a substitute for careful tax planning.

The following discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI, including any amendments to the Code resulting from 2017 legislation commonly known as the Tax Cuts and Jobs Act. Future legislative, regulatory or administrative changes, including any provisions of law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect. Where indicated below, IRS refers to the United States Internal Revenue Service.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Distributions     Series MG intends to declare income dividends from its net investment income each day that its net asset value is calculated and pay them monthly. Series P intends to declare and pay income dividends monthly from its net investment income. Capital gains, if any, may be paid at least annually. The Fund may distribute income dividends and capital gains more frequently, if necessary or appropriate in the Board’s discretion. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Your income dividends and capital gain distributions will be automatically reinvested in additional shares at net asset value unless you elect to receive them in cash. Distributions declared in December to shareholders of record in such month and paid in January are treated as if they were paid in December.

Distributions of net investment income.     The Fund receives income generally in the form of dividends and interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you at ordinary income tax rates. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

4362854v.2

Distributions of capital gains.     The Fund may realize capital gains and losses on the sale of its portfolio securities.

Distributions of short-term capital gains are taxable to you as ordinary income. Distributions of long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by the Fund (in excess of any available capital loss carryovers) generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Capital gain dividends and any net long-term capital gains you realize from the sale of Fund shares are generally taxable at the reduced long-term capital gains tax rates. For single individuals with taxable income not in excess of $40,000 in 2020 ($80,000 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $441,450 or $496,600, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $441,450 and married individuals filing jointly with taxable income in excess of $496,600. The taxable income thresholds are adjusted annually for inflation. An additional 3.8% Medicare tax may also be imposed as discussed below.

Returns of capital.     If the Fund's distributions exceed its earnings and profits (i.e., generally, its taxable income and realized capital gains) for a taxable year, all or a portion of the distributions made in that taxable year may be characterized as a return of capital to you. A return of capital distribution will generally not be taxable, but will reduce the cost basis in your Fund shares and will result in a higher capital gain or in a lower capital loss when you sell your shares. Any return of capital in excess of the basis in your Fund shares, however, will be taxable as a capital gain. In the case of a non-calendar year fund, earnings and profits are first allocated to distributions made on or before December 31 of its taxable year and then to distributions made thereafter. The effect of this provision is to “push” returns of capital into the next calendar year.

Undistributed capital gains.     The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the applicable corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Investments in foreign securities     The following paragraphs describe tax considerations that are applicable to the Fund's investments in foreign securities.

Foreign income tax.     Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries, which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. These and other factors may make it difficult for the Fund to determine in advance the effective rate of tax on its investments in certain countries. Under certain circumstances, the Fund may elect to pass-through certain eligible foreign income taxes paid by the Fund to shareholders, although it reserves the right not to do so. If the Fund makes such an election and obtains a refund of foreign taxes paid by the Fund in a prior year, the Fund may be eligible to reduce the amount of foreign taxes reported by the Fund to its shareholders, generally by the amount of the foreign taxes refunded, for the year in which the refund is received. Certain foreign taxes imposed on the Fund’s investments, such as a foreign financial transaction tax, may not be creditable against U.S. income tax liability or eligible for pass through by the Fund to its shareholders.

Effect of foreign debt investments on distributions.     Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

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PFIC securities.     The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

The Fund's designation of a foreign security as a PFIC security will cause the income dividends of any designated securities to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.

Information on the amount and tax character of distributions     The broker will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. The amount of income dividends reported by the Fund, consisting of qualified dividend income (which is relevant to U.S. investors) and interest-related and short-term capital gain dividends (which are relevant to non-U.S. investors) may exceed the total amount of income dividends paid. Such characterization will not result in more income being reported by the Fund, but rather will allow the broker to report dividends in a manner that is more tax efficient to both U.S. and non-U.S. investors. If you have not owned your Fund shares for a full year, the Fund may distribute:

  as an ordinary income, qualified dividend, or capital gain dividend (a distribution of net long-term capital gains) if you are a U.S. investor, or as an interest-related, short-term capital gain, or capital gain dividend if you are a non-U.S. investor a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund.

The Fund makes every effort to identify reclassifications of income to reduce the number of corrected forms mailed to shareholders. However, the Fund may at times find it necessary to reclassify income after you receive your tax reporting statement and you may receive a corrected tax reporting statement to reflect reclassified information. This can result from rules in the Code that effectively prevent regulated investment companies such as the Fund from ascertaining with certainty until after the calendar year end the final amount and character of distributions the Fund has received on its investments during the prior calendar year. If you receive a corrected tax reporting statement, use the information on this statement, and not the information on your original statement, in completing your tax returns.

Avoid "buying a dividend"     At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of the portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This tax treatment is required even if you reinvest your distributions in additional Fund shares. Buying shares in the Fund just before it declares an income dividend or capital gain distribution is sometimes known as “buying a dividend.” For example, if you buy 500 shares in a fund on December 10th at the fund's net asset value (NAV) of $10 per share, and the fund makes a distribution on December 15th of $1 per share, your shares will then have an NAV of $9 per share (disregarding any change in the fund's market value), and you will have to pay a tax on what is essentially a return of your investment of $1 per share.

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Election to be taxed as a regulated investment company     The Fund intends to elect and continue to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the requirements described below.

Distribution requirement.     The Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

Income requirement.     The Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (QPTPs).

Asset diversification test.     The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the income requirement or the identification of the issuer for purposes of the asset diversification test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the income requirement, distribution requirement, or asset diversification test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at the applicable corporate tax rate without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company, subject to savings provisions for certain qualification failures, which, in general, are limited to those due to reasonable cause and not willful neglect, would thus have a negative impact on the Fund’s income and performance. In that case, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers     The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely, subject to certain limitations, to reduce any future capital gains realized by the Fund in succeeding taxable years.

Excise tax distribution requirements

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Required distributions.     To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

  98% of its taxable ordinary income earned during the calendar year;
  98.2% of its capital gain net income earned during the 12-month period ending October 31; and
  100% of any undistributed amounts of these categories of income or gain from the prior year.

The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Tax reporting for income and excise tax years.     Because the periods for measuring a regulated investment company’s income are different for income (determined on a fiscal year basis) and excise tax years (determined as noted above), special rules are required to calculate the amount of income earned in each period, and the amount of earnings and profits needed to support that income. For example, if the Fund uses the excise tax period ending on October 31 as the measuring period for calculating and paying out capital gain net income and realizes a net capital loss between November 1 and the end of the Fund’s fiscal year, the Fund may calculate its earnings and profits without regard to such net capital loss in order to make its required distribution of capital gain net income for excise tax purposes. The Fund also may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year, which may change the timing, amount, or characterization of Fund distributions.

A "qualified late year loss” includes (i) any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and (ii) the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year. The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (PFIC) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Special rules apply to a fund with a fiscal year ending in November or December that elects to use its taxable year for determining its capital gain net income for excise tax purposes. The Fund may only elect to treat any post-October capital loss, specified gains and specified losses incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year.

Because these rules are not entirely clear, the Fund may be required to interpret the "qualified late-year loss" and other rules relating to these different year-ends to determine its taxable income and capital gains. The Fund’s reporting of income and its allocation between different taxable and excise tax years may be challenged by the IRS, possibly resulting in adjustments in the income reported by the Fund on its tax returns and/or on your year-end tax statements.

Medicare tax     An additional 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). Any liability for this additional Medicare tax is reported by you on, and paid with, your federal income tax return.

Sales of Fund shares     Sales and exchanges of Fund shares are generally taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Franklin Templeton fund, you are required to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares. Under current law, shares held one year or less are short-term and shares held more than one year are long-term. The conversion of shares of one class into another class of the same fund is not a taxable exchange for federal income tax purposes. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

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Sales at a loss within six months of purchase.     Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales.     All or a portion of any loss that you realize on the sale or exchange of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your sale or exchange. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Reportable transactions.     Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

Cost basis reporting     The cost basis of Fund shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of the Fund shares generally determines the amount of the capital gain or loss realized on the sale of Fund shares. Contact the broker through whom you purchased your Fund shares to obtain information with respect to the available cost basis reporting methods and elections for your account. Capital gains and losses on sales of Fund shares are generally taxable transactions for federal and state income tax purposes.

Tax certification and backup withholding     Tax laws require that you certify your tax information with the broker when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, you may be subject to federal backup withholding at 24%, and state backup withholding may also apply, on a portion of your taxable distributions and sales proceeds unless you:

  provide your correct Social Security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

The broker must also withhold if the IRS instructs it to do so. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting.

U.S. government securities     The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae and Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified dividends and the corporate dividends-received deduction     For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividend income eligible for taxation at long-term capital gain tax rates. For single individuals with taxable income not in excess of $40,000 in 2020 ($80,000 for married individuals filing jointly), the long-term capital gains tax rate is 0%. For single individuals and joint filers with taxable income in excess of these amounts but not more than $441,450 or $496,600, respectively, the long-term capital gains tax rate is 15%. The rate is 20% for single individuals with taxable income in excess of $441,450 and married individuals filing jointly with taxable income in excess of $496,600. An additional 3.8% Medicare tax may also be imposed as discussed above.

4362854v.2

“Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend (or in the case of certain preferred stocks, for at least 91 days during the 181-day period beginning 90 days before the stock becomes ex-dividend). Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.

For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in domestic corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Each year the Fund will report the portion of the income dividends paid by the Fund that are eligible for treatment as qualified dividend income, if any, and for the corporate dividends-received deduction, if any. The amounts reported by the Fund may vary significantly each year depending on the particular mix of the Fund’s investments. If the Fund derives its income from investments earning interest rather than dividend income or other sources of non-qualifying income, generally none or only a small portion of its income dividends will be qualifying dividend income or dividends eligible for the corporate dividends-received deduction. If the percentage of qualified dividend income or dividend income eligible for the corporate dividends-received deduction is quite small, the Fund reserves the right to not report the small percentage of qualified dividend income for individuals or income eligible for the corporate dividends-received deduction for corporations.

Investment in complex securities     The Fund’s investment in certain complex securities could subject it to one or more special tax rules (including, but not limited to, the wash sale rules), which may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments to the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or tax character of the Fund’s distributions to shareholders. Moreover, because the tax rules applicable to complex securities, including derivative financial instruments, are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund; therefore, this section should be read in conjunction with the discussion above under “Goals, Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

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In general.     Gain or loss recognized by the Fund on the sale or other disposition of its portfolio investments will generally be capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Portfolio investments held for more than one year generally will be eligible for long-term capital gain or loss treatment.

Derivatives.     The Fund may invest in certain derivative contracts, including some or all of the following types of investments: options on securities and securities indices; financial and futures contracts; options on financial or futures contracts and stock index futures; foreign currency contracts, and forward and futures contracts on foreign currencies. The tax treatment of certain forward and futures contracts entered into by the Fund, as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities), may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable, even though the Fund continues to hold the contracts. The Fund may be required to distribute this income and gains annually in order to avoid income or excise taxes on the Fund. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

Investments in commodities - commodity-linked derivatives.     The Fund may gain exposure to commodities through futures, swaps and other commodity-linked derivatives, including exchange traded funds (ETFs) and exchange traded notes (ETNs), the return on which is linked to a commodity or commodity index. Gains from the disposition of commodities, including precious metals, will neither be considered qualifying income for purposes of satisfying the income requirement nor qualifying assets for purposes of satisfying the asset diversification test for qualification as a regulated investment company. Also, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the income requirement. However, in a subsequent revenue ruling, as well as in a number of follow-on private letter rulings issued to other taxpayers, the IRS provides that income from certain alternative investments which create commodity exposure, such as certain commodity index-linked or structured notes or a corporate subsidiary that invests in commodities, may be considered qualifying income under the Code. However the IRS announced that it will no longer issue private letter rulings on questions relating to the treatment of a corporation as a RIC that require a determination of whether a financial instrument or position, such as a commodity-linked or structured note, is a security under section 2(a)(36) of the Investment Company Act of 1940. A financial instrument or position that constitutes a security under section 2(a)(36) of the Investment Company Act of 1940 generates qualifying income for a corporation taxed as a regulated investment company. The IRS’s announcement caused it to revoke the portion of any rulings relating to a mutual fund’s investment in commodity-linked notes that required such a determination, some of which have been revoked prospectively as of a date agreed upon with the IRS. In addition, the Fund may gain exposure to commodities through investment in QPTPs, such as an ETF that is classified as a partnership and which invests in commodities, or through investment in a wholly-owned subsidiary that is treated as a controlled foreign corporation for federal income tax purposes. Treasury regulations treat “Subpart F” income (defined in Section 951 of the Code to include passive income such as income from commodity-linked derivatives) as satisfying the Income Requirement, even if a foreign corporation, such as a Subsidiary, does not make a distribution of such income, provided that, in general, such income is derived with respect to the Fund’s business of investing in stocks and securities. If a distribution is made, such income will be treated as a dividend by the Fund to the extent that, under applicable provisions of the Code, there is a distribution out of the earnings and profits of the foreign corporation attributable to the distribution. Accordingly, the extent to which the Fund invests in commodities or commodity-linked derivatives may be limited by the income requirement and the asset diversification test, which the Fund must continue to satisfy to maintain its status as a regulated investment company. The Fund also may be limited in its ability to sell its investments in commodities and commodity-linked derivatives, or be forced to sell other investments to generate income due to the income requirement. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the asset diversification test or income requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

Constructive sales.     The Fund’s entry into certain derivative instruments, including options, forward contracts, and futures could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.

Securities lending transactions.     The Fund may obtain additional income by lending its securities, typically to brokers. All amounts that are paid to the Fund in a securities lending transaction, including substitute dividend or interest payments, are treated as a “fee” for the temporary use of property. As a result, any substitute dividend payments received by the Fund are neither qualified dividend income eligible for taxation at reduced long-term capital gain rates in the case of individual shareholders nor eligible for the corporate dividends received deduction in the case of corporate shareholders. Similarly, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign taxes to shareholders.

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Tax straddles.     If the Fund invests in certain derivative instruments, if it actively trades stock or otherwise acquires a position with respect to substantially similar or related property in connection with certain hedging transactions, or if it engages in spread, straddle or collar transactions, it could be deemed to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds offsetting securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes.

Synthetic convertible securities.     The Fund is permitted to invest in synthetic convertible securities, which are comprised of two distinct security components, for example, a nonconvertible fixed income security and warrants or stock or stock index call options. When combined, these investments achieve the same economic effect as an investment in a traditional convertible security: a desired income stream and the right to acquire shares of the underlying equity security. Even though these securities are economically equivalent to traditional convertible securities, each security forming part of such an investment is analyzed separately, and the tax consequences of an investment in the component parts of these securities could differ from those of an investment in a traditional convertible security.

Structured investments.     The Fund may invest in instruments that are designed to restructure the investment characteristics of a security or securities, such as certain structured notes, swap contracts, or swaptions. By investing in these securities, the Fund could be subject to tax consequences that differ from those of an investment in traditional debt or equity securities.

Credit-linked securities.     The Fund may enter into credit-linked securities including debt securities represented by an interest in or collateralized by one or more corporate debt obligations, or into credit default swap agreements. The rules governing the tax aspects of credit-linked securities that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly, while the Fund intends to account for such transactions in a manner that it deems to be appropriate, the IRS might not accept such treatment, and may require the Fund to modify its treatment of these investments. Certain requirements that must be met under the Code in order for the Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in credit default swap agreements.

Equity-linked notes.     The Fund may invest in equity-linked notes (ELNs), which are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities and a related equity derivative in a single note form. ELNs are available with an assortment of features. The tax rules applicable to these instruments are uncertain under current law and necessarily rely on general tax principles and the tax treatment of similar instruments. For federal income tax purposes, principal unprotected ELNs will generally be characterized as either a financial contract to purchase the reference asset (e.g. prepaid forward contract) or a combination of a deposit of cash with the issuer and an option with respect to the reference asset. Principal protected ELNs will generally be characterized as contingent payment debt obligations. Under this later treatment, the Fund would be required to accrue original issue discount (OID) as interest income on the ELNs in each year that it holds the ELNs based on the yield of comparable fixed rate debt instruments. In addition, any gain recognized by the Fund on the sale or exchange, or at maturity, of such ELNs generally would be treated as ordinary income. Other tax treatments may apply.

Certain fixed-income investments.     Gain recognized on the disposition of a debt obligation purchased by the Fund with market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation, unless the Fund made an election to accrue market discount into income currently. Fund distributions of accrued market discount, including any current inclusions, are taxable to shareholders as ordinary income to the extent of the Fund’s earnings and profits. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore an investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

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Investments in debt obligations that are at risk of or in default.     The Fund may also hold obligations that are at risk of or in default. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on such a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Investment in taxable mortgage pools (excess inclusion income).     Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (REMIC) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income (UBTI), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the applicable corporate tax rate. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is not anticipated that these rules will apply to a fund that does not invest in any U.S. REITs.

State income taxes     Some state tax codes adopt the Code through a certain date. As a result, such conforming states may not have adopted the version of the Code as amended by enactment of 2017 legislation commonly known as the Tax Cuts and Jobs Act, the Regulated Investment Company Modernization Act of 2010, or other federal tax laws enacted after the applicable conformity date. Other states may have adopted an income or other basis of tax that differs from the Code.

The tax information furnished to shareholders and the IRS annually with respect to the amount and character of dividends paid will be prepared on the basis of current federal income tax law to comply with the information reporting requirements of the Code, and not necessarily on the basis of the law of any state in which a shareholder is resident or otherwise subject to tax. Contact your broker with respect to any state information reporting requirements applicable to your investment in the Fund.

Accordingly, the amount and character of income, gain or loss realized by a shareholder with respect to an investment in Fund shares for state income tax purposes may differ from that for federal income tax purposes. Franklin Templeton provides additional tax information on franklintempleton.com (under the Tax Center) to assist shareholders with the preparation of their federal and state income tax returns. Shareholders are solely responsible for determining the amount and character of income, gain or loss to report on their federal, state and local income tax returns each year as a result of their purchase, holding and sale of Fund shares.

Non-U.S. investors     Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements.

In general.     The United States imposes a flat 30% withholding tax (or a tax at a lower treaty rate) on U.S. source dividends. Exemptions from U.S. withholding tax are provided for capital gains realized on the sales of Fund shares, capital gain dividends paid by the Fund from net long-term capital gains, short-term capital gain dividends paid by the Fund from net short-term capital gains, and interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. “Qualified interest income” includes, in general, the sum of the Fund’s U.S. source: i) bank deposit interest, ii) short-term original issue discount, iii) portfolio interest, and iv) any interest-related dividend passed through from another regulated investment company.

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However, notwithstanding such exemptions from U.S. withholding tax at source, any taxable distributions and proceeds from the sale of your Fund shares will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.

It may not be practical in every case for the Fund to report to shareholders, and the Fund reserves the right in these cases to not report, interest-related or short-term capital gain dividends. Additionally, the Fund’s reporting of interest-related or short-term capital gain dividends may not, in turn, be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Effectively connected income.     Taxable ordinary income dividends paid by the Fund to non-U.S. investors on portfolio investments are generally subject to U.S. withholding tax at 30% or a lower treaty rate. However, if you hold your Fund shares in connection with a U.S. trade or business, your income and gains may be considered effectively connected income and taxed in the U.S. on a net basis at graduated income tax rates in which case you may be required to file a nonresident U.S. income tax return.

U.S. estate tax.     An individual who is a non-U.S. investor will be subject to U.S. federal estate tax on the value of the Fund shares owned at the time of death, unless a treaty exemption applies between the country of residence of the non-U.S. investor and the U.S. Even if a treaty exemption is available, a decedent’s estate may nevertheless be required to file a U.S. estate tax return to claim the exemption, as well as to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) on which a U.S. federal tax lien has been released and is required before such property of a nonresident alien decedent can be released to his or her estate. A transfer certificate is not required for property administered by an executor or administrator appointed, qualified and acting within the United States. For estates with U.S. situs assets of not more than $60,000 (there is a statutory estate tax credit for this amount of property), an affidavit from the executor of the estate or other authorized individual along with additional evidence requested by the IRS relating to the decedent’s estate evidencing the U.S. situs assets may be provided in lieu of a federal transfer certificate. Transfers by gift of shares of the Fund by a non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S. investor entitled to claim the benefits of a treaty between the country of residence of the non-U.S. investor and the U.S. may be different from the consequences described above.

Tax certification and backup withholding as applied to non-U.S. investors.     Non-U.S. investors have special U.S. tax certification requirements to avoid backup withholding at a rate of 24% and, if applicable, to obtain the benefit of any income tax treaty between the non-U.S. investor’s country of residence and the United States. To claim these tax benefits, the non-U.S. investor must provide a properly completed Form W-8BEN (or other Form W-8, where applicable) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN generally remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. In certain instances, Form W-8BEN may remain valid indefinitely unless the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification. Non-U.S. investors must advise of any change of circumstances that would render the information given on the form incorrect and must then provide a new W-8BEN to avoid the prospective application of backup withholding.

Investment in U.S. real property.     The Foreign Investment in Real Property Tax Act of 1980 (FIRPTA) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (USRPI) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

The Code provides a look-through rule for distributions of FIRPTA gain when a regulated investment company is classified as a qualified investment entity. A regulated investment company will be classified as a qualified investment entity if, in general, 50% or more of the regulated investment company’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (USRPHC). If a regulated investment company is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at the applicable corporate tax rate (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or a lower treaty rate.

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Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, it expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions should be subject to FIRPTA reporting and tax withholding.

Foreign Account Tax Compliance Act     Under the Foreign Account Tax Compliance Act (FATCA), foreign entities, referred to as foreign financial institutions (FFI) or non-financial foreign entities (NFFE) that are shareholders in the Fund may be subject to a 30% withholding tax on income dividends paid by the Fund. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners, or (ii) if it does have such owners, reports information relating to them to the withholding agent, which will, in turn, report that information to the IRS. The U.S. Treasury has negotiated intergovernmental agreements (IGA) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code (FFI agreement) under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report information either (i) to the applicable withholding agent, which will, in turn, report information to the IRS, or (ii) directly to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in a Fund will need to provide documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.

Organization, Voting Rights and Principal Holders

The Fund is a non-diversified series of Franklin Strategic Series (Trust), an open-end management investment company, commonly called a mutual fund. The Trust was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on January 25, 1991, and is registered with the SEC.

Each Fund currently offers a single class of shares. The full title of each Fund is:

  Franklin Templeton SMACS: Series MG
  Franklin Templeton SMACS: Series P

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The Fund has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Fund does not intend to hold annual shareholder meetings. The Fund may hold special meetings, however, for matters requiring shareholder approval.

Buying and Selling Shares

The Fund continuously offers its shares through securities dealers who have an agreement with Franklin Templeton Distributors, Inc. (Distributors). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers. If you buy or sell shares through your securities dealer, you may be charged a transaction processing fee by your securities dealer. Your securities dealer will provide you with specific information about any transaction processing fees you will be charged.

The Fund and other U.S. registered investment companies within the Franklin Templeton fund complex are intended for sale to residents of the U.S., and, with very limited exceptions, are not registered or otherwise offered for sale in other jurisdictions. The above restrictions are generally not applicable to sales in U.S. territories or to diplomatic staff members or members of the U.S. military with an APO or FPO address outside of the U.S. Investors are responsible for compliance with tax, securities, currency exchange or other regulations applicable to redemption and purchase transactions in any state or jurisdiction to which they may be subject. Investors should consult with their financial intermediary and appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

In particular, the Fund is not registered in any provincial or territorial jurisdiction in Canada, and shares of the Fund have not been qualified for sale in any Canadian jurisdiction. Shares of the Fund may not be directly or indirectly offered or sold in any provincial or territorial jurisdiction in Canada or to or for the benefit of residents thereof. Prospective investors may be required to declare that they are not Canadian residents and are not acquiring shares on behalf of any Canadian residents. If an investor becomes a Canadian resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains).

Similarly, the Fund is not registered, and shares of the Fund have not been qualified for distribution, in any member country of the European Union (EU) or European Economic Area (EEA). The shares offered by this prospectus may not be directly or indirectly offered or distributed in any such country. If an investor becomes an EU or EEA resident after purchasing shares of the Fund, the investor will not be able to purchase any additional shares of the Fund (other than reinvestment of dividends and capital gains).

All purchases of Fund shares will be credited to you, in full and fractional Fund shares (rounded to the nearest 1/100 of a share). All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

Investment by asset allocators and large shareholders     Particularly during times of overall market turmoil or price volatility, the Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

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These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.

When experiencing such purchases and redemptions by large shareholders, the Fund may restrict or reject trading activity in accordance with the Frequent Trading Policy of the Fund as set forth in the Fund’s Prospectus.

Redemptions in kind     The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Share certificates     We will credit your shares to your Fund account and we do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

General information     If the Fund receives notification of the shareholder’s death or if mail is returned to the Fund by the postal service, we will consider this a request by you to change your dividend option to reinvest all future distributions until we receive new instructions. If the item of mail returned is a check, the proceeds may be reinvested in additional shares at the current day’s net asset value.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys’ fees and court costs, by unilaterally redeeming shares from your account.

The Fund or its transfer agent may be required (i) pursuant to a validly issued levy, garnishment or other form of legal process, to sell your shares and remit the proceeds to a levying officer or other recipient; or (ii) pursuant to a final order of forfeiture or other form of legal process, to sell your shares and remit the proceeds to the U.S. or state government as directed.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests in any form (written, telephone, or online). We will investigate any unauthorized request that you report to us and we will ask you to cooperate with us in the investigation, which may require you to file a police report and complete a notarized affidavit regarding the unauthorized request. We will assist in the claims process, on your behalf, with other financial institutions regarding the unauthorized request.

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Using good faith efforts, the investment manager attempts to identify class action litigation settlements and regulatory or governmental recovery funds involving securities presently or formerly held by the Fund or issuers of such securities or related parties (Claims) in which the Fund may be eligible to participate. When such Claims are identified, the investment manager will cause the Fund to file proofs of claim. Currently, such Claim opportunities predominate in the U.S. and in Canada; the investment manager’s efforts are therefore focused on Claim opportunities in those jurisdictions. The investment manager may learn of such class action lawsuit or victim fund recovery opportunities in jurisdictions outside of North America (Foreign Actions), in which case the investment manager has complete discretion to determine, on a case-by-case basis, whether to cause the Fund to file proofs of claim in such Foreign Actions. In addition, the investment manager may participate in bankruptcy proceedings relating to securities held by the Fund and join creditors’ committees on behalf of the Fund.

Further, the investment manager may on occasion initiate and/or recommend, and the board of trustees of the Fund may approve, pursuit of separate litigation against an issuer or related parties in connection with securities presently or formerly held by the Fund (whether by opting out of an existing class action lawsuit or otherwise).

The Underwriter

Franklin Templeton Distributors, Inc. (Distributors) acts as the principal underwriter in the continuous public offering of the Fund's shares. Distributors is located at One Franklin Parkway, San Mateo, CA 94403-1906.

Distributors does not receive compensation from the Fund for acting as underwriter of the Fund's shares.

Performance

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return before taxes, average annual total return after taxes on distributions, average annual total return after taxes on distributions and sale of shares and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

Average annual total return before taxes     Average annual total return before taxes is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that the maximum initial sales charge, if applicable, is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

The following SEC formula is used to calculate these figures:

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

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n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period

Average annual total return after taxes on distributions     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that the maximum initial sales charge, if applicable, is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The following SEC formula is used to calculate these figures:

where:

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions)

n = number of years

ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption

Average annual total return after taxes on distributions and sale of fund shares     Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over certain periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that the maximum initial sales charge, if applicable, is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

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The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption are separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The following SEC formula is used to calculate these figures:

where:

P = a hypothetical initial payment of $1,000

T = average annual total return (after taxes on distributions and redemptions)

n = number of years

ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption

Cumulative total return     Like average annual total return, cumulative total return assumes that the maximum initial sales charge, if applicable, is deducted from the initial $1,000 purchase, income dividends and capital gain distributions are reinvested at net asset value, the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return.

Current yield     Current yield shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period.

This SEC standardized yield reflects an estimated yield to maturity for each obligation held by the Fund which takes into account the current market value of the obligation and may reflect some judgments as to the ultimate realizable value of the obligation. This SEC standardized yield should be regarded as an estimate of the Fund's current rate of investment income, and it may not equal the Fund's actual income dividend distribution rate, the income paid to a shareholder's account or the income reported in the Fund's financial statements.

4362854v.2

The following SEC formula is used to calculate these figures:

where:

a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the maximum offering price per share on the last day of the period

Current distribution rate     Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts that were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum offering price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing and short-term capital gains, and is calculated over a different period of time.

Volatility     Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Sales literature referring to the use of the Fund as a potential investment for IRAs, business retirement plans, and other tax-advantaged retirement plans may quote a total return based upon compounding of dividends on which it is presumed no federal income tax applies.

The Fund may include in its advertising or sales material information relating to investment goals and performance results of funds belonging to Franklin Templeton. Resources is the parent company of the advisors and underwriter of Franklin Templeton funds.

Miscellaneous Information

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Savings Planner may help you in determining how much money must be invested on a monthly basis to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Savings Planner leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of Franklin Templeton, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin is one of the oldest mutual fund organizations and now services more than 2 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. In 2001, the Fiduciary Trust team, known for providing global investment management to institutions and high net worth clients worldwide, joined the organization. Together, Franklin Templeton has, as of November 30, 2019, over $691 billion in assets under management for more than 3 million U.S. based mutual fund shareholder and other accounts. Franklin Templeton offers 165 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

4362854v.2

Under current federal and state income tax laws, municipal securities remain one of the few investments offering the potential for tax-free income. In 2019, the tax cost of a fully taxable investment could reach $53.50 on every $100 of investment earnings. This is based on the highest federal personal income tax rate of 40.8% and the highest combined state and local personal income tax rate of 12.7%. The combined tax rate of 53.5% assumes no federal income tax deduction for the full amount of the state and local income taxes. Federal and state income tax rates are as of June 2019, and are subject to change as federal and state legislatures search for new revenue to meet expected budget shortfalls. Franklin tax-free funds, however, offer tax relief through a professionally managed portfolio of tax-free securities selected based on their yield, quality and maturity. An investment in a Franklin tax-free fund may provide you with the potential to earn income free from regular federal income tax and, depending on the fund and your state of residence, state and local tax as well, while supporting state and local public projects. A portion, or a small portion, of the tax-free funds’ income dividends may be subject to the federal alternative minimum tax. Franklin tax-free funds may also provide tax-free compounding when tax-free income is reinvested. An investment in Franklin's tax-free funds can grow more rapidly than similar taxable investments. Shareholders should also be aware that many states are experiencing budget shortfalls in their annual budgets and these states may raise taxes on investment income to generate additional revenue to cover these shortfalls. Tax-free compounding may create one more reason why investors should consider an investment in a tax-free fund as an investment opportunity at this time.

Municipal securities are generally considered to be creditworthy, second in quality only to securities issued or guaranteed by the U.S. government and its agencies. The market price of municipal securities, however, may fluctuate. This fluctuation will have a direct impact on the net asset value of the Fund's shares.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment goals, no two are exactly alike. Shares of the Fund are generally sold through securities dealers, whose investment representatives are experienced professionals who can offer advice on the type of investments suitable to your unique goals and needs, as well as the risks associated with such investments.

Description of Ratings

Corporate Obligation Ratings

Moody's

INVESTMENT GRADE

Aaa: Bonds rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Bonds rated Aa are judged to be high quality and are subject to very low credit risk.

A: Bonds rated A are considered upper medium-grade obligations and are subject to low credit risk.

Baa: Bonds rated Baa are subject to moderate credit risk and are considered medium-grade obligations. As such they may have certain speculative characteristics.

BELOW INVESTMENT GRADE

Ba: Bonds rated Ba are judged to have speculative elements and are subject to substantial credit risk.

4362854v.2

B: Bonds rated B are considered speculative and are subject to high credit risk.

Caa: Bonds rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Bonds rated Ca are considered highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Bonds rated C are the lowest rated class of bonds and are typically in default. They have little prospects for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P®

The issue rating definitions are expressions in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

INVESTMENT GRADE

AAA: This is the highest rating assigned by S&P to a debt obligation. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Obligations rated AA differ from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Obligations rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher ratings categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Obligations rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BELOW INVESTMENT GRADE

BB, B, CCC, CC, C: Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest degree of speculation. While these obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

4362854v.2

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. The C rating is also assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is still making payments.

D: Obligations rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is also used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks and highlights risks to principal or volatility of expected returns that are not addressed in the credit rating.

Short-Term Debt Ratings

Moody's

Moody's short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs and to individual short-term debt instruments. These obligations generally have an original maturity not exceeding 13 months, unless explicitly noted. Moody's employs the following designations to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Issuers (or supporting institutions) so rated have a superior ability to repay short-term debt obligations.

P-2 (Prime-2): Issuers (or supporting institutions) so rated have a strong ability to repay short-term debt obligations.

P-3 (Prime-3): Issuers (or supporting institutions) so rated have an acceptable ability to repay short-term debt obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P®

S&P's ratings are a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating.

A-1: This designation indicates that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

4362854v.2

A-2: Issues carrying this designation are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations carrying the higher designations. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.

A-3: Issues carrying this designation exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Issues carrying this designation are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Issues carrying this designation are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Issues carrying this designation are in payment default. The D rating category is used when payments on an obligation are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

4362854v.2

FRANKLIN STRATEGIC SERIES

FILE NOS. 033-39088 & 811-06243

PART C

OTHER INFORMATION

Item 28. Exhibits.

The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(a)	Agreement and Declaration of Trust

(i)

Amended and Restated Agreement and Declaration of Trust of Franklin Strategic Series, a Delaware statutory trust, dated

May 18, 2018

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

(b)	By-Laws

(i)

Third Amended and Restated By-Laws of Franklin Strategic Series, a Delaware Statutory Trust effective as of May 18, 2018

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

(ii)

Certificate of the By-Laws of Franklin Strategic Series dated January 17, 2019

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

(c)	Instruments Defining Rights of Security Holders

(i) Amended and Restated Agreement and Declaration
(a) Article III, Shares
(b) Article V, Shareholders’ Voting Powers and Meetings
(c) Article VI, Net Asset Value, Distributions, Redemptions and Transfers
(d) Articles VIII, Certain Transactions – Section 4
(e) Articles X, Miscellaneous – Section 4

(ii) Amended and Restated By-Laws
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports – Section 1, 2 and 3
(c) Article VII, General Matters: - Sections 3, 4, 6 and 7
(d) Articles VIII, Amendment – Section 1

(iii) Part B: Statement of Additional Information – Item 22

(d)	Investment Advisory Contracts

(i)

Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(ii)

Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 2, 1995

(iii)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund and Franklin Natural Resources Fund and Franklin Advisers, Inc., dated February 24, 1992

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(iv)

Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated May 24, 1994

Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 7, 1996

(v)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund) and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vi)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vii)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Natural Resources Fund and Franklin Small-Mid Cap Growth Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(viii)

Amended and Restated Investment Management Agreement Between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin Advisers, Inc., dated May 1, 2013

Filing: Post-Effective Amendment No. 65 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 28, 2013

(ix)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Growth Opportunities Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(x)

Amended and Restated Investment Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin Advisers, Inc., dated December 29, 2017

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(xi)

Investment Management Agreement between the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH and Series H and Franklin Advisers, Inc. dated 1, 2019

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(xii)

Form of Investment Management Agreement between the Registrant, on behalf of Franklin Emerging Technology Fund and Franklin Advisers, Inc.

Filing: Post-Effective Amendment No. 93 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  February 28, 2020

(e)	Underwriting Contracts

(i)

Distribution Agreement dated January 1, 2011 and amended Attachment A dated December 5, 2019 between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 58 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 26, 2011

(f)	Bonus or Profit Sharing Contracts

Not Applicable

(g)	Custodian Agreements

(i)

Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(ii)

Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 23, 1998

(iv)

Amendment dated May 16, 2001, to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(v)

Amendment dated October 1, 2019 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(vi)

Amendment dated June 3, 2019 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.43 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 20, 2001

(viii)

Amendment dated January 27, 2017 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 81 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: August 25, 2017

(ix)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: May 15, 2015

(x)

Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 14, 1996

(xi)

Amendment dated October 1, 2019 to Exhibit A of the Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(xii)

Custody Agreement between the Registrant on behalf of Franklin Strategic Income Fund and Millennium Trust Company, LLC.

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(h)	Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Flex Cap Growth Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Fund and Franklin Natural Resources Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2015

(ii)

Subcontract for Fund Administrative Services dated May 1, 2013 and amended as of May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), Franklin Growth Opportunities Fund and Franklin Small Cap Growth Fund

Filing: Post-Effective Amendment No. 76 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2015

(iii)

Subcontract for Fund Administrative Services dated May 1, 2014 between Franklin Templeton Services, LLC and Franklin Advisers, Inc. for the Registrant, on behalf of Franklin Biotechnology Discovery Fund

Filing: Post-Effective Amendment No.73 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: May 15, 2015

(iv)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant and Franklin Templeton Investor Services, LLC dated November 1, 2017

Filing: Post-Effective Amendment No. 83 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 28, 2018

(v)

Amended and Restated Transfer Agent and Shareholder Services Agreement between the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH and Series H and Franklin Templeton Investor Services, LLC dated June 1, 2019

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vi)

Subcontract for Fund Administrative Services between Franklin Advisers, Inc. and Franklin Templeton Services, LLC for the Registrant, on behalf of Franklin Templeton SMACS, Series I, Series E, Series CH and Series H dated June 1, 2019

Filing: Post-Effective Amendment No. 91 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 27, 2019

(i)	Legal Opinion

(i) Opinion and Consent of Counsel dated March 8, 1999 Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: March 11, 1999

(ii)

Opinion and Consent of Counsel dated June 3, 2019 on Behalf of Franklin Templeton SMACS: Series I, Series E, Series CH and Series H

Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 3, 2019

(j)	Other Opinions

(i) Not Applicable

(k)	Omitted Financial Statements

Not Applicable

(l)	Initial Capital Agreements

(i)

Letter of Understanding for Franklin Natural Resources Fund dated June 5, 1995

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: December 5, 1995

(ii)

Letter of Understanding for Franklin Biotechnology Discovery Fund dated September 5, 1997

Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: March 13, 1998

(iii)

Letter of Understanding for Franklin Growth Opportunities Fund (formerly Franklin Aggressive Growth Fund), dated June 22, 1999

Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 28, 1999

(iv)

Letter of Understanding for Franklin Small Cap Growth Fund dated April 28, 2000

Filing: Post-Effective Amendment No. 40 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 30, 2000

(m)	Rule 12b-1 Plan

(i)

Amended and Restated Class A Distribution Plan between the Registrant, on behalf of Franklin Small-Mid Cap Growth Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(ii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009, as amended September 10, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(iii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(iv)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(v)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Growth Opportunities Fund, and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(vi)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: September 24, 2009

(vii)

Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), and Franklin/Templeton Distributors, Inc., dated February 1, 2009

Filing: Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  September 24, 2009

(viii)

Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Strategic Income Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(ix)

Amended and Restated Class C Distribution Plan between the Registrant, on behalf of Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), Franklin Natural Resources Fund, Franklin Small-Mid Cap Growth Fund,  Franklin Small Cap Growth Fund and Franklin/Templeton Distributors, Inc., dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(x)

Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), Franklin Growth Opportunities Fund, Franklin Flex Cap Growth Fund, Franklin Small Cap Growth Fund, Franklin Small-Mid Cap Growth Fund and Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

Filing: Post-Effective Amendment No. 57 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date: June 29, 2010

(xi)

Class C Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc. dated March 4, 2014

Filing: Post-Effective Amendment No. 71 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 27, 2014

(n)	Rule 18f-3 Plan

(i)

Amended Multiple Class Plan for Franklin Natural Resources Fund dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(ii)

Amended Multiple Class Plan for Franklin Small Cap Growth Fund dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(iii)

Amended Multiple Class Plan for Franklin Small-Mid Cap Growth Fund dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(iv)

Amended Multiple Class Plan for Franklin Select U.S. Equity Fund (formerly Franklin Focused Core Equity Fund), dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(v)

Amended Multiple Class Plan for Franklin Biotechnology Discovery Fund dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vi)

Amended Multiple Class Plan for Franklin Strategic Income Fund dated March 1, 2019

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(vii)

Amended Multiple Class Plan for Franklin Growth Opportunities Fund dated October 5, 2018

Filing: Post-Effective Amendment No. 89 to Registration Statement on Form N-1A

File No. 033-39088

Filing Date:  August 26, 2019

(p)	Code of Ethics

(i) Code of Ethics dated December 31, 2018 Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: June 3, 2019

(q)	Power of Attorney

(i) Power of Attorney dated May 21, 2019 Filing: Post-Effective Amendment No. 87 to Registration Statement on Form N-1A File No. 033-39088 Filing Date: June 3, 2019

Item 29.    Persons Controlled by or Under Common Control with the Fund

None

Item 30.    Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

(a)  Franklin Advisers, Inc. (Advisers)

The officers and directors of Advisers also serve as officers and/or directors for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292) incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

(b)  Franklin Templeton Institutional, LLC (FT Institutional)

FT Institutional is an indirect, wholly-owned subsidiary of Resources, serves as sub-advisor for one of the series in the Trust. The officers of FT Institutional also serve as officers for (1) Resources and/or (2) other investment companies in the Franklin Templeton Investments.  For additional information please see Part B and Schedules A and D of Form ADV of FT Institutional (SEC File 801-60684), incorporated herein by reference, which sets forth the officers of FT Institutional and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers during the past two years.

Item 32.    Principal Underwriters

a)    Franklin/Templeton Distributors, Inc. (Distributors) also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Federal Tax-Free Income Fund
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Tax-Free Trust
Franklin Templeton ETF Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Franklin Value Investors Trust
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b)    The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

c)    Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Registrant at One Franklin Parkway, San Mateo CA 94403-1906 or its shareholder services agent, Franklin Templeton Investor Services LLC both of whose address is 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 12th day of March, 2020.

Franklin Strategic Series

(Registrant)

By: /s/STEVEN J. GRAY

Steven J. Gray

Vice President and Co-Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD D. PERKS*	President and Chief Executive Officer –
Edward D. Perks	Investment Management
Dated: March 12, 2020

MATTHEW T. HINKLE*	Chief Executive Officer – Finance
Matthew T. Hinkle	and Administration
Dated: March 12, 2020

GASTON GARDEY*	Chief Financial Officer and Chief
Gaston Gardey	Accounting Officer
Dated: March 12, 2020

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: March 12, 2020

TERRENCE J. CHECKI*	Trustee
Terrence J. Checki	Dated: March 12, 2020

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: March 12, 2020

EDITH E. HOLIDAY*	Trustee
Edith E. Holiday	Dated: March 12, 2020

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: March 12, 2020

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: March 12, 2020

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: March 12, 2020

LARRY D. THOMPSON*

Trustee
Larry D. Thompson	Dated: March 12, 2020

*By:  /s/STEVEN J. GRAY

Steven J. Gray

      Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN STRATEGIC SERIES

REGISTRATION STATEMENT

EXHIBITS INDEX

The following exhibits are attached:

EXHIBIT NO.	DESCRIPTION

None